As filed with the Securities and Exchange Commission on
                                 March 25, 2005

                           Registration No. 333-41375

               (Investment Company Act Registration No. 811-08527)

         - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              - - - - - - - - - - -

                                    FORM N-14

                                      ----

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                                      -----

                         Pre-Effective Amendment No. /1/

                                      -----

                        Post-Effective Amendment No. / /

                                      -----

                        (Check appropriate box or boxes)

                        - - - - - - - - - - - - - - - - -

            AllianceBernstein International Premier Growth Fund, Inc.
              1345 Avenue of the Americas, New York, New York 10105
                                  (800)221-5672

                         - - - - - - - - - - - - - - - -
                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                         - - - - - - - - - - - - - - - -
                                   Copies to:

                          Joseph B. Kittredge, Esquire
                                ROPES & GRAY LLP
                             One International Place
                           Boston, Massachusetts 02110

                          Patricia A. Poglinko, Esquire
                              SEWARD & KISSELL LLP
                             One Battery Park Plaza
                            New York, New York 10004

                      Title of Securities Being Registered:

Class A
Class B
Class C
Advisor Class

Approximate Date of Proposed Offering:
As soon as practicable after this Registration Statement becomes or is declared effective.

It is proposed that this filing will become effective on March 28, 2005 pursuant to Rule 488.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such rule, no filing fee is being paid at this time.

                ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND, INC.
                     ALLIANCEBERNSTEIN NEW EUROPE FUND, INC.

              1345 Avenue of the Americas, New York, New York 10105

Dear Investor:

      I am writing to ask for your vote on the proposed acquisition of all of the assets and liabilities of AllianceBernstein All-Asia Investment Fund, Inc. (the "All-Asia Fund") and AllianceBernstein New Europe Fund, Inc. (the "New Europe Fund") by AllianceBernstein International Premier Growth Fund, Inc. (which fund proposes to change its name to "AllianceBernstein International Research Growth Fund, Inc." upon shareholder approval of certain changes to its investment objective, and which fund will be referred to herein as "International Research Growth Fund"). At a special joint meeting of shareholders of each fund on May 17, 2005, you will be asked to vote on the transaction affecting your fund. Your fund's transaction will not be contingent upon the consummation of the other fund's transaction. Your fund's transaction will, however, be contingent upon the approval by shareholders of International Research Growth Fund of a change to International Research Growth Fund's investment objective (the "Investment Objective Change"). International Research Growth Fund will hold a special meeting of its shareholders on April 21, 2005, at which the International Research Growth Fund shareholders will be asked to vote upon the Investment Objective Change, as well as certain other matters.

      The proposed acquisition of assets and liabilities of All-Asia Fund and New Europe Fund by International Research Growth Fund is recommended by the Board of Directors of each fund and by Alliance Capital Management L.P. ("Alliance"), the funds' investment advisor. Alliance believes that broadly diversified international funds, such as International Research Growth Fund, generally bear less risk and may afford greater opportunities for long-term capital growth than funds that invest in a single geographic region. Shareholders will also gain access to several non-U.S. markets through a single diversified fund, which may be less expensive than investing in several regional funds. Finally, because each of the funds is relatively small, fixed costs such as audit and legal fees impact the investment performance of these funds more than they would a larger fund. If the proposed acquisitions are approved and implemented, fixed costs will be spread over a larger asset base.

      Should your fund's acquisition be approved and other conditions to the acquisition satisfied (including approval by International Research Growth Fund shareholders of the Investment Objective Change, as discussed above), your current fund investment will be exchanged for an equal investment (that is, dollar value) in International Research Growth Fund. Shareholders of All-Asia Fund and New Europe Fund will receive shares of International Research Growth Fund of the same class as the shares they currently own. More information on the specific details and reasons for each proposed transaction is contained in the enclosed combined Prospectus/Proxy Statement. Please read it carefully.

      THE DIRECTORS OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE ACQUISITION OF THE ASSETS AND LIABILITIES OF YOUR FUND BY ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND, INC.

      YOUR VOTE IS IMPORTANT. YOU CAN VOTE BY COMPLETING THE ENCLOSED PROXY CARD. A SELF-ADDRESSED POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE.

      We appreciate your participation and prompt response in these matters and thank you for your continued support.


Sincerely,



Mark Manley
Secretary
March 29, 2005

                NOTICE OF A SPECIAL JOINT MEETING OF SHAREHOLDERS
                             TO BE HELD MAY 17, 2005

                AllianceBernstein All-Asia Investment Fund, Inc.
                     AllianceBernstein New Europe Fund, Inc.
                                 1-800-221-5672

To the shareholders of AllianceBernstein All-Asia Investment Fund, Inc.:

      NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of AllianceBernstein All-Asia Investment Fund, Inc., a Maryland corporation (the "All-Asia Fund"), will be held at 11:00 a.m. Eastern Time on Tuesday, May 17, 2005, at the offices of All-Asia Fund, 1345 Avenue of the Americas, New York, New York 10105, for the following purposes:

      1. To approve or disapprove an Agreement and Plan of Reorganization and Liquidation providing for (i) the sale of all of the assets of All-Asia Fund to, and the assumption of all of the liabilities of All-Asia Fund by, AllianceBernstein International Premier Growth Fund, Inc. (which fund proposes to change its name to "AllianceBernstein International Research Growth Fund, Inc." upon shareholder approval of certain changes to its investment objective, and which fund will be referred to herein as "International Research Growth Fund") in exchange for shares of International Research Growth Fund, and (ii) the distribution of such shares to the shareholders of All-Asia Fund in complete liquidation and dissolution of All-Asia Fund.

      2. To consider and act upon such other matters that properly come before the meeting or any adjournment or postponement thereof.

To the shareholders of AllianceBernstein New Europe Fund, Inc.:

      NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of AllianceBernstein New Europe Fund, Inc., a Maryland corporation (the "New Europe Fund"), will be held at 11:00 a.m. Eastern Time on Tuesday, May 17, 2005, at the offices of New Europe Fund, 1345 Avenue of the Americas, New York, New York 10105, for the following purposes:

      1. To approve or disapprove an Agreement and Plan of Reorganization and Liquidation providing for (i) the sale of all of the assets of New Europe Fund to, and the assumption of all of the liabilities of New Europe Fund by, AllianceBernstein International Premier Growth Fund, Inc. (which fund proposes to change its name to "AllianceBernstein International Research Growth Fund, Inc." upon shareholder approval of certain changes to its investment objective, and which fund will be referred to herein as "International Research Growth Fund") in exchange for shares of International Research Growth Fund, and (ii) the distribution of such shares to the shareholders of New Europe Fund in complete liquidation and dissolution of New Europe Fund.

      2. To consider and act upon such other matters that properly come before the meeting or any adjournment or postponement thereof.

      Shareholders of record of each of All-Asia Fund and New Europe Fund at the close of business on March 15, 2005 are entitled to notice of and to vote at the meeting and any adjournment or postponement thereof.

                                       By Order of the Board of Directors,


                                       Mark R. Manley, Secretary

March 29, 2005

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. PLEASE SEE THE ENCLOSED PROSPECTUS/ PROXY STATEMENT AND OTHER MATERIALS FOR INSTRUCTIONS ON HOW TO VOTE EASILY AND QUICKLY.

                       Combined Prospectus/Proxy Statement
                                 March 29, 2005

                  Acquisition of the Assets and Liabilities of

                AllianceBernstein All-Asia Investment Fund, Inc.
                           1345 Avenue of the Americas
                            New York, New York 10105
                                 1-800-221-5672

                                       and

                     AllianceBernstein New Europe Fund, Inc.
                           1345 Avenue of the Americas
                            New York, New York 10105
                                 1-800-221-5672

                        By and in Exchange for Shares of
            AllianceBernstein International Premier Growth Fund, Inc.
          (which fund proposes to change its name to AllianceBernstein
          International Research Growth Fund, Inc., as discussed below)
                           1345 Avenue of the Americas
                            New York, New York 10105
                                 1-800-221-5672

                                TABLE OF CONTENTS

Questions and Answers..........................................................4

Proposal 1 - Acquisition of AllianceBernstein All-Asia Investment
             Fund, Inc. by AllianceBernstein International Research
             Growth Fund, Inc.................................................15

   The Proposal...............................................................15

   Principal Investment Risks.................................................15

   Information about the Acquisition..........................................15

Proposal 2 - Acquisition of AllianceBernstein New Europe Fund, Inc. by
             AllianceBernstein International Research Growth Fund, Inc. ......21

   The Proposal...............................................................21

   Principal Investment Risks.................................................21

   Information about the Acquisition..........................................21

General.......................................................................27

   Voting Information.........................................................27

Appendix A - Agreement and Plan of Reorganization and Liquidation
             Relating to the Acquisition of the AllianceBernstein
             All-Asia Investment Fund, Inc. .................................A-1

Appendix B - Agreement and Plan of Reorganization and Liquidation
             Relating to the Acquisition of the AllianceBernstein
             New Europe Fund, Inc. ..........................................B-1

Appendix C - Capitalization..................................................C-1

Appendix D - Principal Investment Risks......................................D-1

Appendix E - Information Applicable to Class A, Class B, Class C and
             Advisor Class Shares of AllianceBernstein International
             Research Growth Fund, Inc. .....................................E-1

Appendix F - Financial Highlights for AllianceBernstein International
             Research Growth Fund, Inc. .....................................F-1

Appendix G - Fund Information................................................G-1

This combined Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") contains information you should know before voting on (A) the Agreement and Plan of Reorganization and Liquidation among AllianceBernstein All-Asia Investment Fund, Inc. (the "All-Asia Fund") and AllianceBernstein International Premier Growth Fund, Inc. (which fund proposes to change its name to "AllianceBernstein International Research Growth Fund, Inc." upon shareholder approval of certain changes to its investment objective, and which fund will be referred to herein as "International Research Growth Fund" or "Acquiring Fund") relating to the proposed acquisition of All-Asia Fund by International Research Growth Fund (the "All-Asia Fund Agreement and Plan of Reorganization"); or (B) the Agreement and Plan of Reorganization and Liquidation among AllianceBernstein New Europe Fund, Inc. (the "New Europe Fund," and together with All-Asia Fund, each an "Acquired Fund" and together, the "Acquired Funds") and International Research Growth Fund (collectively with the Acquired Funds, each a "Fund" and together, the "Funds") relating to the proposed acquisition of New Europe Fund by International Research Growth Fund (the "New Europe Fund Agreement and Plan of Reorganization," and together with the All-Asia Agreement and Plan of Reorganization, each an "Agreement and Plan of Reorganization") at a Special Meeting of Shareholders of each Acquired Fund (each a "Meeting"), which will be held at 11:00 a.m. Eastern Time on May 17, 2005, at the offices of the Funds, 1345 Avenue of the Americas, New York, New York 10105. The transactions contemplated by the Agreements and Plans of Reorganization are each referred to as an "Acquisition," and together, the "Acquisitions." The Funds are each registered open-end management investment companies. Alliance Capital Management L.P. ("Alliance") serves as investment advisor to each Fund. Please read this Prospectus/Proxy Statement and keep it for future reference.

      Each Acquisition is contingent upon the approval by shareholders of International Research Growth Fund of a change to International Research Growth Fund's investment objective (the "Investment Objective Change"). International Research Growth Fund will hold a special meeting of its shareholders on April 21, 2005, at which the International Research Growth Fund shareholders will be asked to vote upon the Investment Objective Change and certain other changes to International Research Growth Fund's fundamental investment policies (though neither Acquisition is contingent upon shareholder approval of changes other than the Investment Objective Change).

      Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of All-Asia Fund by International Research Growth Fund. Proposal 2 in this Prospectus/Proxy Statement relates to the proposed acquisition of New Europe Fund by International Research Growth Fund. If the Acquisition of your Acquired Fund occurs, you will become a shareholder of International Research Growth Fund. International Research Growth Fund seeks long-term growth of capital. If the Agreement and Plan of Reorganization relating to your Acquired Fund is approved by the shareholders of your Acquired Fund and the related Acquisition occurs, your Acquired Fund will transfer all of its assets and liabilities to International Research Growth Fund in exchange for shares of International Research Growth Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by your Acquired Fund will be distributed pro rata to such Acquired Fund's shareholders of the corresponding class and the Acquired Fund will be dissolved.

      If you are a shareholder of All-Asia Fund, you are being asked to vote on Proposal 1 in this Prospectus/Proxy Statement. Please review this Proposal carefully.

      If you are a shareholder of New Europe Fund, you are being asked to vote on Proposal 2 in this Prospectus/Proxy Statement. Please review this Proposal carefully.

      The following document has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated into this Prospectus/Proxy Statement by reference:

      o The Statement of Additional Information of International Research Growth Fund dated November 1, 2004, as revised March 24, 2005, relating to this Prospectus/Proxy Statement.

      For All-Asia Fund shareholders only, the following documents have also been filed with the SEC and are also incorporated into this Prospectus/Proxy Statement by reference:

      o     The Prospectus of All-Asia Fund dated March 1, 2005.

      o The Report of Independent Registered Public Accounting Firm and the financial statements included in the Annual Report to Shareholders of All-Asia Fund dated October 31, 2004.

      For New Europe Fund shareholders only, the following documents have also been filed with the SEC and are also incorporated into this Prospectus/Proxy Statement by reference:

      o     The Prospectus of New Europe Fund dated November 1, 2004.

      o The Report of Independent Registered Public Accounting Firm and the financial statements included in the Annual Report to Shareholders of New Europe Fund dated July 31, 2004.

      Each Acquired Fund has previously sent its Annual Report to its shareholders. For a free copy of this report or any of the other documents listed above, you may call 1-800-221-5672, or you may write to your Fund at the address listed on the cover of this Prospectus/Proxy Statement. Text-only versions of each Fund's documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102 or the regional offices of the SEC located at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at its Washington, DC address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

      The SEC has not approved or disapproved these securities or determined if this Prospectus/Proxy Statement is truthful or complete. Any representation to the contrary is a criminal offense.

      An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              QUESTIONS AND ANSWERS

The following questions and answers provide an overview of key features of the Acquisitions and of the information contained in this Prospectus/Proxy Statement. Please review the full Prospectus/Proxy Statement prior to casting your vote.

1. What is being proposed?

The Directors of All-Asia Fund are recommending in Proposal 1 that International Research Growth Fund acquire all of the assets and liabilities of All-Asia Fund in exchange for shares of International Research Growth Fund. The Directors of New Europe Fund are recommending in Proposal 2 that International Research Growth Fund acquire all of the assets and liabilities of New Europe Fund in exchange for shares of International Research Growth Fund. If the Acquisitions are approved and consummated, shareholders of each Acquired Fund will receive shares of International Research Growth Fund with an aggregate net asset value equal to the aggregate net asset value of their Acquired Fund shares as of the business day before the closing of the Acquisition, and each Acquired Fund will then take all actions necessary to complete its dissolution. The Acquisition of All-Asia Fund is currently scheduled to take place on or around June 17, 2005, or on such other date as the parties may agree, subject to receipt of shareholder approval. The Acquisition of New Europe Fund is currently scheduled to take place on or about June 24, 2005 or on such other date as the parties may agree, subject to receipt of shareholder approval.

Please note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their Fund's Acquisition, it is expected that the approved Acquisition will take place as described, subject to the terms of that Fund's Agreement and Plan of Reorganization, even if the shareholders of the other Acquired Fund have not approved their Fund's Acquisition. The closing of each Acquisition is, however, contingent upon the approval by shareholders of the Investment Objective Change. International Research Growth Fund will hold a special meeting of its shareholders on April 21, 2005, at which the International Research Growth Fund shareholders will be asked to vote upon the Investment Objective Change and certain other changes to International Research Growth Fund's fundamental investment policies (though neither Acquisition is contingent upon shareholder approval of changes other than the Investment Objective Change).

2. Why are the Acquisitions being proposed?

The Directors of the Acquired Funds recommend approval of the Acquisitions because they offer shareholders of the Acquired Funds the opportunity to invest in a broadly diversified international fund, which Alliance believes may bear less risk and afford greater opportunities for long-term capital growth than an investment in a fund that invests in a single geographic region. The Acquisitions will also allow shareholders access to several non-U.S. markets through a single diversified fund, which may be less expensive than investing in several regional funds. Finally, because each of the Funds is relatively small, fixed costs such as audit and legal fees impact the investment performance of the Funds more than they would a larger fund. If the proposed acquisition is approved, these fixed costs will be spread over a larger asset base.

Please review "Reasons for the Acquisition" in the Proposal sections of this Prospectus/Proxy Statement for more information regarding the factors considered by the Directors in reaching their decision to approve and recommend the Acquisitions.

Shareholders of each Acquired Fund should note that the investment objective and strategies of each Acquired Fund differ significantly from the proposed investment objective and strategies of International Research Growth Fund. For example, while All-Asia Fund invests the majority of its net assets in the securities of Asian companies and New Europe Fund invests the majority of its net assets in the securities of European companies, International Research Growth Fund would not have a policy of investing the majority of its net assets in any one region. Question 4 below provides more information comparing the investment objectives and strategies of the Funds.

3. How do the management fees and expenses of the Funds compare and what are they estimated to be following the Acquisitions?

The following tables allow you to compare the sales charges, management fees and expenses of each Fund and estimated expenses for the combined fund in its first year following the Acquisitions. Sales charges, if applicable, are paid directly by shareholders to AllianceBernstein Investment Research and Management, Inc. ("ABIRM"), each Fund's principal underwriter. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services.

The Annual Fund Operating Expenses shown in the tables below represent expenses for each Fund's most recent fiscal year (ended July 31, 2004 for New Europe Fund and International Research Growth Fund and October 31, 2004 for All-Asia Fund) and those projected for the combined fund, assuming that both mergers were completed as of August 1, 2003 and that expenses were calculated as of the 12 months ended July 31, 2004.

In addition, following the presentation of that information, Annual Fund Operating Expenses and Example Expenses are presented on a pro forma combined basis for each case in which International Research Growth Fund acquires one but not both of the Acquired Funds, assuming that such acquisition was completed as of August 1, 2003 and that expenses were calculated as of the 12 months ended July 31, 2004.

Shareholders of each Acquired Fund will not pay additional sales charges as a result of the Acquisition, although contingent deferred sales charges ("CDSCs") will continue to apply as though the shareholders continued to hold shares of the Acquired Fund.

Alliance intends to contractually cap the total expense ratio of International Research Growth Fund at 1.65% upon approval by that fund's shareholders of the Investment Objective Change. This total expense ratio cap would also apply to the combined fund, resulting in a total expense ratio that is lower than the current expense ratios of All-Asia Fund, New Europe Fund or International Research Growth Fund (as shown below, All-Asia Fund's expense ratio is currently capped at 3.00%, New Europe Fund's expense ratio is currently capped at 2.02% and IPG's expense ratio is 2.23% and not currently subject to any cap). This expense cap would be in effect for an initial period of one year from approval of the Investment Objective Change; Alliance would reconsider the expense cap after this initial period, and it may not continue after that time.

Shareholder Fees
(fees paid directly from your investment)

                                             All-Asia Fund
                                             -------------

                                                                                              Advisor
                                                        Class A      Class B     Class C       Class
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                    4.25%(a)       None         None         None
-----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
price, whichever is lower)                               None        4.00(a)*    1.00(a)**      None
-----------------------------------------------------------------------------------------------------
Exchange Fee                                             None         None         None         None

                                            New Europe Fund
                                            ---------------
                                                                                               Advisor
                                                        Class A      Class B     Class C        Class
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                    4.25%(a)       None         None         None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
price, whichever is lower)                               None        4.00(a)*    1.00(a)**      None
------------------------------------------------------------------------------------------------------
Exchange Fee                                             None         None         None         None

                                  International Research Growth Fund
                                  ----------------------------------
                                                                                               Advisor
                                                        Class A      Class B     Class C        Class
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                    4.25%(a)       None         None         None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
price, whichever is lower)                               None        4.00(a)*    1.00(a)**      None
------------------------------------------------------------------------------------------------------
Exchange Fee                                             None         None         None         None

                        International Research Growth Fund (pro forma combined)
                        -------------------------------------------------------
                                                                                               Advisor
                                                        Class A      Class B     Class C       Class
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                    4.25%(a)       None         None         None
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
price, whichever is lower)                               None        4.00(a)*    1.00(a)**      None
------------------------------------------------------------------------------------------------------
Exchange Fee                                             None         None         None         None

------------

(a) Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases and for certain group retirement plans. In some cases, however, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A, B and C shares may also be subject to waiver in certain circumstances.
* Class B Shares automatically convert to Class A Shares after eight years. The CDSC decreases over time. For Class B Shares, the CDSC decreases 1.00% annually to 0% after the 4th year.
**    For Class C Shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                                        All-Asia Fund
                                                                        -------------
                                                                                               Advisor
                                                        Class A      Class B     Class C        Class
Management fees                                          0.75%        0.75%       0.75%        0.75%
------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                 0.30%        1.00%       1.00%        None
------------------------------------------------------------------------------------------------------
Other expenses                                           2.67%        2.67%       2.67%        2.67%
------------------------------------------------------------------------------------------------------
Total fund operating expenses(a) (b)                     3.72%        4.42%       4.42%        3.42%
------------------------------------------------------------------------------------------------------
Waiver and/or expense reimbursement(c)                   (0.72)%      (0.72)%     (0.72)%      (0.72)%
------------------------------------------------------------------------------------------------------
Net expenses                                             3.00%        3.70%       3.70%        2.70%

                                                                       New Europe Fund
                                                                       ---------------
                                                                                               Advisor
                                                        Class A      Class B     Class C        Class
Management fees                                          0.75%        0.75%       0.75%        0.75%
------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                 0.30%        1.00%       1.00%        None
------------------------------------------------------------------------------------------------------
Other expenses                                           1.06%        1.06%       1.06%        1.06%
------------------------------------------------------------------------------------------------------
Total fund operating expenses(a)                         2.11%        2.81%       2.81%        1.81%
------------------------------------------------------------------------------------------------------
Waiver and/or expense reimbursement(c)                   (.09)%       (.09)%       (.09)%      (.09)%
------------------------------------------------------------------------------------------------------
Net expenses                                             2.02%        2.72%       2.72%        1.72%

                                                             International Research Growth Fund
                                                             ----------------------------------
                                                                                               Advisor
                                                       Class A      Class B      Class C        Class
Management fees                                         0.75%        0.75%        0.75%        0.75%
------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                0.30%        1.00%        1.00%        None
------------------------------------------------------------------------------------------------------
Other expenses                                          1.18%        1.18%        1.18%        1.18%
------------------------------------------------------------------------------------------------------
Total fund operating expenses(a)                        2.23%        2.93%        2.93%        1.93%

                                                             International Research Growth Fund
                                                                   (pro forma combined)
                                                                   --------------------
                                                                                               Advisor
                                                       Class A      Class B      Class C        Class
Management fees                                         0.75%        0.75%        0.75%        0.75%
------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                0.30%        1.00%        1.00%        None
------------------------------------------------------------------------------------------------------
Other expenses                                          0.93%        0.93%        0.93%        0.93%
------------------------------------------------------------------------------------------------------
Total fund operating expenses(a)                        1.98%        2.68%        2.68%        1.68%
------------------------------------------------------------------------------------------------------
Waiver and/or expense reimbursement(c)                  (0.33)%      (0.33)%      (0.33)%      (0.33)%
------------------------------------------------------------------------------------------------------
Net expenses                                            1.65%        2.35%        2.35%        1.35%

----------
(a)   Reflects a reduction in advisory fees effective September 7, 2004.
(b)   Reflects a reduction in transfer agency fees effective August 1, 2004.
(c) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one-year terms.
(d) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. As described above, this waiver and reimbursement will be implemented upon shareholder approval of the Fund's Investment Objective Change and will cap the Fund's total expense ratio at 1.65%. This expense cap would be in effect for an initial period of one year from approval of the Investment Objective Change; Alliance would reconsider the expense cap after this initial period, and it may not continue after that time.

The number of Acquisitions that occur will affect the total Annual Fund Operating Expenses of International Research Growth Fund on a pro forma combined basis after the Acquisitions. The tables below present the pro forma combined Total Annual Fund Operating Expenses assuming in each case that only one, but not both, of the Acquisitions is consummated.

If only the Acquisition of All-Asia Fund were to occur, the total Annual Fund Operating Expenses of International Research Growth Fund on a pro forma combined basis would be as follows:

                                                             International Research Growth Fund
                                                                    (pro forma combined)
                                                                                               Advisor
                                                       Class A      Class B      Class C        Class
Management fees(a)                                      0.75%        0.75%        0.75%        0.75%
------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                0.30%        1.00%        1.00%        None
------------------------------------------------------------------------------------------------------
Other expenses                                          1.12%        1.12%        1.12%        1.12%
------------------------------------------------------------------------------------------------------
Total fund operating expenses                           2.17%        2.87%        2.87%        1.87%
------------------------------------------------------------------------------------------------------
Waiver and/or expense reimbursement(b)                 (0.52)%      (0.52)%      (0.52)%      (0.52)%
------------------------------------------------------------------------------------------------------
Net expenses                                            1.65%        2.35%        2.35%        1.35%

----------
(a)   Reflects a reduction in advisory fees effective September 7, 2004.

(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. As described above, this waiver and reimbursement will be implemented upon shareholder approval of the Fund's Investment Objective Change and will cap the Fund's total expense ratio at 1.65%. This expense cap would be in effect for an initial period of one year from approval of the Investment Objective Change; Alliance would reconsider the expense cap after this initial period, and it may not continue after that time.

If only the Acquisition of New Europe Fund were to occur, the total Annual Fund Operating Expenses of International Research Growth Fund on a pro forma combined basis would be as follows:

                                                             International Research Growth Fund
                                                                    (pro forma combined)
                                                                    --------------------
                                                                                              Advisor
                                                       Class A      Class B      Class C       Class
Management fees(a)                                      0.75%        0.75%        0.75%        0.75%
------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                0.30%        1.00%        1.00%        None
------------------------------------------------------------------------------------------------------
Other expenses                                          0.93%        0.93%        0.93%        0.93%
------------------------------------------------------------------------------------------------------
Total fund operating expenses                           1.98%        2.68%        2.68%        1.68%
------------------------------------------------------------------------------------------------------
Waiver and/or expense reimbursement(b)                 (0.33)%      (0.33)%      (0.33)%      (0.33)%
------------------------------------------------------------------------------------------------------
Net expenses                                            1.65%        2.35%        2.35%        1.35%

----------
(a)   Reflects a reduction in advisory fees effective September 7, 2004.

(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. As described above, this waiver and reimbursement will be implemented upon shareholder approval of the Fund's Investment Objective Change and will cap the Fund's total expense ratio at 1.65%. This expense cap would be in effect for an initial period of one year from approval of the Investment Objective Change; Alliance would reconsider the expense cap after this initial period, and it may not continue after that time.

Examples

The Examples are to help you compare the cost of investing in each Fund with the cost of investing in the combined fund on a pro forma combined basis. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

                                                                                                                Advisor
                                 Class A        Class B+       Class B++        Class C+       Class C++         Class
All-Asia Fund
After 1 Yr.                        $715           $772            $372            $472            $372            $273
-----------------------------------------------------------------------------------------------------------------------
After 3 Yrs.                      $1,451         $1,473          $1,273          $1,273          $1,273           $984
-----------------------------------------------------------------------------------------------------------------------
After 5 Yrs.                      $2,206         $2,184          $2,184          $2,184          $2,184          $1,717
-----------------------------------------------------------------------------------------------------------------------
After 10 Yrs.                     $4,179         $4,366(a)       $4,366(a)       $4,509          $4,509          $3,655

New Europe Fund
After 1 Yr.                        $621           $675            $275            $375            $275            $175
-----------------------------------------------------------------------------------------------------------------------
After 3 Yrs.                      $1,050         $1,063           $863            $863            $863            $561
-----------------------------------------------------------------------------------------------------------------------
After 5 Yrs.                      $1,503         $1,476          $1,476          $1,476          $1,476           $972
-----------------------------------------------------------------------------------------------------------------------
After 10 Yrs.                     $2,756         $2,965(a)       $2,965(a)       $3,131          $3,131          $2,119
-----------------------------------------------------------------------------------------------------------------------

International Research
Growth Fund
After 1 Yr.                        $641           $696            $296            $396            $296            $196
-----------------------------------------------------------------------------------------------------------------------
After 3 Yrs.                      $1,093         $1,107           $907            $907            $907            $606
-----------------------------------------------------------------------------------------------------------------------
After 5 Yrs.                      $1,569         $1,543          $1,543          $1,543          $1,543          $1,042
-----------------------------------------------------------------------------------------------------------------------
After 10 Yrs.                     $2,881         $3,087(a)       $3,087(a)       $3,252          $3,252          $2,254
-----------------------------------------------------------------------------------------------------------------------

International Research
Growth Fund (pro forma
combined) (both
Acquisitions)
After 1 Yr.                        $586       $638           $238            $338            $238            $137
-----------------------------------------------------------------------------------------------------------------------
After 3 Yrs.                       $989       $1,001         $801            $801            $801            $497
-----------------------------------------------------------------------------------------------------------------------
After 5 Yrs.                       $1,418     $1,391         $1,391          $1,391          $1,391          $882
-----------------------------------------------------------------------------------------------------------------------
After 10 Yrs.                      $2,608     $2,819(a)      $2,819(a)       $2,988          $2,988          $1,959
-----------------------------------------------------------------------------------------------------------------------

----------
+     Assumes redemption at the end of period.
++    Assumes no redemption at the end of period.
(a)   Assumes Class B shares convert to Class A shares after eight years.

The pro forma combined Examples detailed above assume that both Acquisitions occur. The tables below present the pro forma combined Examples assuming in each case that only one of the Acquired Funds approved the Acquisition.

If only the Acquisition of All-Asia Fund were to occur, the Examples of International Research Growth Fund on a pro forma combined basis would be as follows:

                                                                                                                Advisor
                                 Class A        Class B+       Class B++        Class C+       Class C++         Class
International Research
Growth Fund (pro
forma combined)
After 1 Yr.                        $586           $638            $238            $338            $238            $137
-----------------------------------------------------------------------------------------------------------------------
After 3 Yrs.                      $1,027         $1,040           $840            $840            $840            $537
-----------------------------------------------------------------------------------------------------------------------
After 5 Yrs.                      $1,494         $1,468          $1,468          $1,468          $1,468           $963
-----------------------------------------------------------------------------------------------------------------------
After 10 Yrs.                     $2,783         $2,991(a)       $2,991(a)       $3,158          $3,158          $2,148
-----------------------------------------------------------------------------------------------------------------------

----------
+     Assumes redemption at the end of period.
++    Assumes no redemption at the end of period.
(a)   Assumes Class B shares convert to Class A shares after eight years.

If only the Acquisition of New Europe Fund were to occur, the Examples of International Research Growth Fund on a pro forma combined basis would be as follows:

                                                                                                                Advisor
                                 Class A        Class B+       Class B++        Class C+       Class C++         Class
International Research
Growth Fund (pro
forma combined)
After 1 Yr.                        $586           $638            $238            $338            $238            $137
-----------------------------------------------------------------------------------------------------------------------
After 3 Yrs.                       $989          $1,001           $801            $801            $801            $497
-----------------------------------------------------------------------------------------------------------------------
After 5 Yrs.                      $1,418         $1,391          $1,391          $1,391          $1,391           $882
-----------------------------------------------------------------------------------------------------------------------
After 10 Yrs.                     $2,608         $2,819(a)       $2,819(a)       $2,988          $2,988          $1,959
-----------------------------------------------------------------------------------------------------------------------

----------
+     Assumes redemption at the end of period.
++    Assumes no redemption at the end of period.
(a)   Assumes Class B shares convert to Class A shares after eight years.

The projected post-Acquisition pro forma Annual Fund Operating Expenses and Examples presented above are based upon numerous material assumptions, including that (1) the current contractual agreements will remain in place and (2) certain fixed costs involved in operating the Acquired Funds are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of International Research Growth Fund or Alliance.

4. How do the investment goals, strategies and policies of the Funds compare?

All-Asia Fund's investment objective is long-term capital appreciation. All-Asia Fund seeks to achieve this objective by investing at least 65% of its total assets in equity securities, preferred stocks and equity-linked debt securities issued by Asian companies, and may invest more than 50% of its total assets in equity securities of Japanese issuers. All-Asia Fund may also invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities, and may invest up to 25% of its net assets in convertible securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in such equity and debt securities.

New Europe Fund's investment objective is long-term capital appreciation through investments primarily in the equity securities of companies based in Europe. New Europe Fund seeks to achieve this objective under normal circumstances by investing at least 80%, and normally substantially all, of its net assets in such securities. While New Europe Fund normally invests in companies based in at least three European countries, it may invest 25% or more of its assets in the securities of companies in a single country. New Europe Fund may also invest up to 20% of its net assets in high-quality, U.S. dollar or foreign currency denominated fixed-income securities issued or guaranteed by European governmental entities, European or multinational companies, or supranational organizations.

International Research Growth Fund's investment objective is currently long-term growth of capital by investing predominantly in equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective. However, International Research Growth Fund's Board of Directors has asked the Fund's shareholders to approve changing International Research Growth Fund's investment objective to "long-term growth of capital." The Board believes that this change will give International Research Growth Fund greater ability to diversify its investments and pursue long-term growth opportunities in a wider range of investments. As discussed above, the approval of this Investment Objective Change by International Research Growth Fund's shareholders is a condition to each of the Acquisitions.

International Research Growth Fund's Board of Directors has also approved the following changes to the Fund's non-fundamental investment policies, effective upon approval of the Investment Objective Change: (i) altering International Research Growth Fund's policy regarding investments in foreign countries to provide that the Fund will invest, under normal circumstances, in the equity securities of companies based in at least three foreign countries; (ii) eliminating the Fund's policy to invest in companies with market values generally in excess of $10 billion; (iii) eliminating the Fund's policy to invest in about 45-60 companies; (iv) eliminating the Fund's policy to only make loans of portfolio securities of up to 30% of its total assets; (v) amending the Fund's policy on options, futures contracts and forward contracts to read "the Fund may purchase and sell options and enter into futures contracts, forward contracts and other derivatives"; and (vi) adopting a policy regarding investing in other investment companies, including exchange traded funds.

International Research Growth Fund shareholders are also being asked to (i) reclassify that Fund's investment objective as non-fundamental and (ii) change or eliminate a number of the Fund's fundamental investment policies that, in the view of the Adviser and International Research Growth Fund's Board of Directors, are either outdated, unnecessarily restrictive or were adopted in response to business or industry requirements that no longer apply. The following table shows these investment policies in their current form, along with the changes proposed thereto. Unlike the Investment Objective Change discussed above, the Acquisitions are not contingent on the approval of any of these changes.

     ---------------------------------------------------------------------------------------------------------
                        Current Policy                                     Proposed New Policy
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
     The Fund may not borrow money or issue senior          The Fund may not issue any senior security (as
     securities, except that the Fund may borrow (a) from   that term is defined in the 1940 Act) or borrow
     a bank if immediately after such borrowing there is    money, except to the extent permitted by the 1940
     asset coverage of at least 300% as defined in the      Act or the rules and regulations thereunder (as
     1940 Act and (b) for temporary purposes in an amount   such statute, rules or regulations may be amended
     not exceeding 5% of the value of the                   from time to time) or by guidance regarding, or
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
     total assets of the Fund.                              interpretations of, or exemptive orders under,
                                                            the 1940 Act or the rules or regulations
                                                            thereunder published by appropriate regulatory
                                                            authorities.
                                                            For the purposes of this restriction, collateral
                                                            arrangements, including, for example, with
                                                            respect to options, futures contracts and options
                                                            on futures contracts and collateral arrangements
                                                            with respect to initial and variation margin, are
                                                            not deemed to be the issuance of a senior
                                                            security.
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
     The Fund may not issue any senior security within      Eliminate.
     the meaning of the 1940 Act.
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
     [T]he Fund may not purchase or sell commodities or     The Fund may not purchase or sell commodities
     commodity contracts, including futures contracts       regulated by the Commodity Futures Trading
     (except foreign currencies, foreign currency options   Commission under the Commodity Exchange Act or
     and futures, options and futures on securities and     commodity contracts except for futures contracts
     securities indices and forward contracts or            and options on futures contracts.
     contracts for the future acquisition or delivery of
     securities and foreign currencies and related
     options on futures contracts and similar contracts).
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
     [I]nvest under normal circumstances at least 85%       Eliminate.
     of its total assets in equity securities.
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
     The Fund may not purchase or sell real estate,         The Fund may not purchase or sell real estate
     except that it may purchase and sell securities of     except that it may dispose of real estate
     companies that deal in real estate or interests held   acquired as a result of the ownership of
     therein.                                               securities or other instruments.  This
                                                            restriction does not prohibit the Fund from
                                                            investing in securities or other instruments
                                                            backed by real estate or in securities of
                                                            companies engaged in the real estate business.
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
     The Fund may not participate on a joint or joint and   Eliminate.
     several basis in any securities trading account.
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
     The Fund may not make short sales of securities or     Eliminate.
     maintain a short position, unless not more than 25%
     of the Fund's net assets (taken at market value) are
     held as collateral for such sales at any one time.
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
     The Fund may not invest in companies for the purpose   Eliminate.
     of exercising control.
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
     The Fund may not purchase securities on margin         Eliminate. The Board has instead adopted the
     except for such short-term credits as may be           following non-fundamental policy:
     necessary for the clearance of transactions.
                                                            "The Fund may not purchase securities on margin,
                                                            except that the Fund may obtain such short-term
                                                            credits as are necessary for the clearance of
                                                            portfolio transactions, and the Fund may make
                                                            margin payments in connection with futures
                                                            contracts, options, forward contracts, swaps,
                                                            caps,
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
                                                            floors, collars and other financial instruments.
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
     The Fund may not pledge, hypothecate, mortgage or      Eliminate.
     otherwise encumber its assets, except to secure
     permitted borrowings.
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
     The Fund may not invest 25% or more of its total       The Fund may not concentrate investments in an
     assets in securities of issuers conducting their       industry, as concentration may be defined under
     principal business activities in the same industry,    the 1940 Act or the rules and regulations
     except that this restriction does not apply to U.S.    thereunder (as such statute, rules or regulations
     Government securities.                                 may be amended from time to time) or by guidance
                                                            regarding, interpretations of, or exemptive
                                                            orders under, the 1940 Act or the rules or
                                                            regulations thereunder published by appropriate
                                                            regulatory authorities.
     ---------------------------------------------------------------------------------------------------------

The following highlights the differences in certain investment strategies that the Funds use to achieve their investment goals:

      o New Europe Fund invests at least 80% of its net assets specifically in the equity securities of companies based in Europe. All-Asia Fund normally invests at least 65% of its total assets in equity securities, preferred stocks, and equity-linked debt securities issued by Asian companies. International Research Growth Fund has no corresponding geographic restriction.

      o All-Asia Fund may invest more heavily in debt securities than the other two funds, although All-Asia Fund has not invested a material portion of its assets in debt securities.

      o All-Asia Fund and New Europe Fund may not borrow money unless such borrowing is for temporary or emergency purposes and does not exceed 15% of the value of each Fund's total assets. Though International Research Growth Fund also prohibits borrowing except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), International Research Growth Fund is not bound by a specific percentage limitation on its borrowing ability.

      o While each Fund can make loans through the purchase of debt obligations and the lending of portfolio securities, All-Asia Fund and International Research Growth Fund can also make loans through the use of repurchase agreements.

      o All-Asia Fund may make short sales of securities only if no more than 25% of its net assets are held as collateral for such sales, and New Europe Fund may make short sales of securities only if no more than 10% of its net assets are held as collateral for such sales. International Research Growth Fund's shareholders have been asked to eliminate International Research Growth Fund's policy on short sales.

      o As a fundamental policy, All-Asia Fund prohibits the purchase of puts, calls, straddles or spreads if the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets, while New Europe Fund prohibits the buying or writing of put or call options other than foreign currency options and warrants. International Research Growth Fund is not subject to these fundamental investment restrictions.

      o As a fundamental policy, All-Asia Fund may not purchase the securities of any company that has a record of less than three years of continuous operation if such purchase would cause more than 5% of the Fund's total assets to be in the securities of such company. As a fundamental policy, New Europe Fund may not purchase a security (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange) if, as a result, the Fund would own any securities of an open-end investment company or more than 3% of the total outstanding voting stock of any closed-end investment company, or more than 5% of the value of the Fund's total assets would be invested in securities of any closed-end investment company, or more than 10% of such value in closed-end investment companies in general. International Research Growth Fund is not subject to such fundamental investment restrictions.

      o New Europe Fund may not purchase more than 10% of the outstanding voting securities of any one issuer; All-Asia Fund and International Research Growth Fund are not subject to this restriction.

      o All-Asia Fund may not participate on a joint or joint and several basis in any securities trading account. New Europe Fund is not subject to this restriction. International Research Growth Fund is currently subject to this restriction, but International Research Growth Fund's shareholders have been asked to eliminate it.

Except as noted above, the Funds are subject to similar investment policies. For a complete list of each Fund's investment policies and restrictions, see each Fund's Statement of Additional Information.

5. What class of International Research Growth Fund shares will you receive if the Acquisition relating to your Acquired Fund occurs?

Shareholders of each Acquired Fund will receive the same class of shares of the International Research Growth Fund as the shares they currently own.

6.    What are the federal income tax consequences of the Acquisition?

Each Acquisition is expected to be tax-free to you for federal income tax purposes. This means that neither you nor your Acquired Fund is expected to recognize a gain or loss as a direct result of the Acquisitions. However, since the Acquisitions will end the tax years of the Acquired Funds, and to the extent each Acquired Fund disposes of portfolio securities prior to the effective date of the Acquisitions, the Acquisitions may accelerate distributions from your Acquired Fund to you as a shareholder. Specifically, each Acquired Fund will recognize any net investment company taxable income and any net realized capital gains (after reduction by any available capital loss carryforwards) or losses in the short tax year ending on the date of the Acquisitions, and will declare and pay a distribution of such income and such gains to its shareholders on or before that date.

The cost basis and holding period of your All-Asia Fund or New Europe Fund shares are expected to carry over to your new shares in International Research Growth Fund. The Funds expect that applicable rules may result in the loss of a significant portion of each Fund's capital loss carryforwards and the spreading of such losses as remain (including the capital loss carryforwards of International Research Growth Fund as so limited) over a larger asset base.

More detailed information, including certain other tax consequences are discussed below under "Federal Income Tax Consequences."

7.    Who bears the expenses associated with the Acquisitions?

Alliance will bear most costs of the Acquisitions, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of shareholder communications, including this Prospectus/Proxy Statement, and filings with the SEC and other governmental authorities in connection with the Acquisitions; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Acquisitions; (3) the legal fees and expenses incurred by the Funds in connection with the Acquisitions; and (4) the Director's fees and other expenses incurred as a result of the Acquisitions. All-Asia Fund and New Europe Fund will bear the costs of any sales or purchases of portfolio securities in connection with the Acquisitions. International Research Growth Fund will bear the expenses of investing the cash acquired in connection with the Acquisitions.

8.    Who is eligible to vote?

Shareholders of record at the close of business on March 15, 2005 are entitled to attend and vote at the Meeting or any adjournment or postponement of the Meeting. On each proposal, all shareholders of an Acquired Fund, regardless of the class of shares held, will vote together as a single class. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting (see "General; Voting Information" in this combined prospectus/proxy statement for more information about your rights to revoke your proxy), will be voted according to shareholders' instructions. If you sign and return a proxy but do not fill in a vote, your shares will be voted to approve the Acquisition. If any other business properly comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

               [Remainder of this page intentionally left blank.]

  PROPOSAL 1 - ACQUISITION OF ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND, INC.
          BY ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND, INC.

The Proposal

      Shareholders of All-Asia Fund are being asked to approve the Agreement and Plan of Reorganization and the transactions contemplated thereby. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, shareholders are approving the acquisition of the assets and liabilities of All-Asia Fund by International Research Growth Fund and the subsequent dissolution of All-Asia Fund.

Principal Investment Risks

    What are the principal investment risks of International Research Growth Fund, and how do they compare with those of All-Asia Fund?

      Both Funds are subject to management risk, market risk, foreign risk and currency risk. International Research Growth Fund is subject to focused portfolio risk, though the effects of that risk will likely be mitigated if International Research Growth Fund's shareholders approve the Investment Objective Change described above. Additionally, if International Research Growth Fund's shareholders approve the Investment Objective Change, International Research Growth Fund is expected to be subject to a greater degree of: (i) industry/sector risk, which is the risk of investments in a particular industry or industry sector, (ii) capitalization risk, which is the risk of investments in small- to mid-capitalization companies and (iii) allocation risk, which is the risk that the allocation of the Fund's investments among industry sectors may have a more significant effect on the Fund's net asset value when one of these sectors performs more poorly than the others. Conversely, because International Research Growth Fund invests primarily in equity securities, it may be less susceptible to interest rate and credit risk than All-Asia Fund. Also, because International Research Growth Fund does not normally invest primarily in one geographic region, it may be less susceptible to country or geographic risk than All-Asia Fund. For more information about the principal investment risks and other investment risks of International Research Growth Fund, please see Appendix D. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

      Shareholders of All-Asia Fund should note that while the investment objective of both Funds is long-term capital appreciation, there will be some differences in the investment style of the combined fund. Please see the answer to question 4 above under "Questions and Answers" for more information comparing the investment objectives and strategies of the Funds.

Information about the Acquisition

    Terms of the Agreement and Plan of Reorganization

      If approved by the shareholders of All-Asia Fund, the Acquisition is expected to occur on or around June 17, 2005, or on such other date as the parties may agree, under the Agreement and Plan of Reorganization, subject to satisfaction of the conditions in the Agreement and Plan of Reorganization, including approval by International Research Growth Fund shareholders of the Investment Objective Change. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization. Please review Appendix A for more information regarding the Agreement and Plan of Reorganization.

      o All-Asia Fund will transfer all of its assets and liabilities to International Research Growth Fund in exchange for shares of International Research Growth Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

      o The Acquisition will close on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on June 16, 2005, or such other date and time as the parties may determine) when the net assets of each Fund are valued for purposes of the Acquisition.

      o The Class A, Class B, Class C and Advisor Class shares of International Research Growth Fund received by All-Asia Fund will be distributed to the Class A, Class B, Class C and Advisor Class shareholders of All-Asia Fund, respectively, pro rata in accordance with their percentage ownership of All-Asia Fund in full liquidation of All-Asia Fund.

      o After the foregoing distribution, All-Asia Fund will be dissolved, and its affairs will be wound up in an orderly fashion.

      o The Acquisition requires approval by All-Asia Fund's shareholders and satisfaction of a number of other conditions (including the approval by International Research Growth Fund's shareholders of the Investment Objective Change, as described above); the Acquisition may be terminated at any time with the approval of the Directors of the Fund.

      Shareholders who object to the Acquisition will not be entitled under Maryland law or the charter of the Fund to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their current net asset value, less any applicable sales charge. In addition, shares may be redeemed at any time prior to the consummation of the Acquisition.

    Shares You Will Receive

      If the Acquisition occurs, shareholders of All-Asia Fund will receive shares in International Research Growth Fund of the same class as the shares they currently own in All-Asia Fund. In comparison to your All-Asia Fund shares, shares of International Research Growth Fund issued in connection with the Acquisition will have the following characteristics:

      o They will have an aggregate net asset value equal to the aggregate net asset value of your All-Asia Fund shares as of the business day before the closing of the Acquisition.

      o They will bear the same sales charges, redemption fees, and CDSCs, if any, as your current shares to the extent such charges and fees apply, and for purposes of determining the CDSC applicable to any redemption and/or conversion of Class B shares to Class A shares, if applicable, the new shares will continue to age from the date you purchased your All-Asia Fund shares.

      o The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

      o Shareholders will have the same voting rights and exchange options as they currently have, but as shareholders of the International Research Growth Fund.

      Information concerning the capitalization of each of the Funds is provided in Appendix C.

    Reasons for the Acquisition

      The Directors of the All-Asia Fund (who are also the directors of New Europe Fund and International Research Growth Fund), including all Directors who are not "interested persons" of the Fund, Alliance or its affiliates, have determined that the Acquisition would be in the best interests of All-Asia Fund's shareholders and that the interests of existing shareholders in All-Asia Fund would not be diluted as a result of the Acquisition. The Directors have unanimously approved the Agreement and Plan of Reorganization and the Acquisition and recommended that Fund shareholders vote to approve the Agreement and Plan of Reorganization and the Acquisition.

      In proposing the Acquisition, Alliance presented to the Directors, at a meeting held on February 9, 2005, the following reason for All-Asia Fund to enter into the Acquisition:

      o The Acquisition offers shareholders of All-Asia Fund an investment in a broadly diversified international fund. Alliance believes that broadly diversified international funds generally bear less risk and may afford greater opportunities for long-term capital growth than funds that invest in a single geographic region. In addition, shareholders will be able to gain access to several non-U.S. markets through a single diversified fund, which may be less expensive for shareholders than investing in several regional funds.

      At the meeting, the Directors (with the advice and assistance of independent counsel) considered, among other things:

      o potential shareholder benefits of the Acquisition, including (i) that shareholders will be able to gain access to several non-U.S. markets through a single diversified fund, which may be less expensive for shareholders than investing in several regional funds,
            (ii) that the volatility of shareholders' investments may be reduced due to the combined fund's anticipated increased diversification, and (iii) the fact that the total expense ratio of the combined fund will be contractually capped at 1.65% for Class A shares, 2.35% for Class B shares, 2.35% for Class C shares and 1.35% for Advisor Class shares for at least the first year following shareholder approval of International Research Growth Fund's Investment Objective Change, and that even if the cap were not in place, the Acquisition would result in a significant decrease in the expense ratio of each class of shares of the Fund;

      o the current asset levels of All-Asia Fund and the combined pro forma asset levels of International Research Growth Fund (assuming, in the alternative, that either one or both Acquisitions occur);

      o     the historical performance results of the Funds;

      o the investment objective and principal investment strategies of All-Asia Fund and the proposed investment objective and principal investment strategies of International Research Growth Fund;

      o Alliance's agreement to pay the direct costs of the Acquisition, other than the costs of disposing of portfolio securities in advance of the closing of the Acquisition;

      o Alliance's agreement to indemnify and hold International Premier Growth Fund harmless against any liability of All-Asia Fund that is undisclosed or otherwise not fully reflected in the value of the net assets transferred to International Premier Growth Fund from All-Asia Fund;

      o the historical and pro forma tax attributes of the Funds and the effect of the Acquisition on certain tax losses of the Funds (see "Federal Income Tax Consequences" below); that the Funds would bear any costs that arise due to the disposition or acquisition of portfolio securities in connection with the Acquisition;

      o     the terms of the Agreement and Plan of Reorganization;

      o the potential benefits of the acquisition to Alliance and its affiliates;

      o Alliance's unwillingness to support All-Asia Fund in its current form indefinitely; and

      o potential alternatives to the Acquisition, including the management of All-Asia Fund by another investment adviser or the acquisition of All-Asia Fund's assets and liabilities by a fund advised by an investment adviser other than the Adviser.

      If approved, the Acquisition will combine All-Asia Fund's assets with those of International Research Growth Fund, resulting in a significantly larger combined portfolio. Because larger mutual funds generally have more buying power (for example, they have greater opportunity to purchase round lots of securities and are better able to diversify their portfolios), the combined fund may be able to operate more efficiently after the Acquisition than could All-Asia Fund or International Research Growth Fund alone.

      All-Asia Fund has experienced a low level of investment in recent years. From nearly $93 million as of the fiscal year ended October 31, 1999, All-Asia Fund's total assets had fallen to approximately $25.7 million as of the fiscal year ended October 31, 2004. Absent significant asset growth, All-Asia Fund's continued viability eventually may be at risk. The Acquisition would allow All-Asia Fund shareholders the opportunity to invest in a combined fund that offers the benefits that come with larger asset size. As of December 31, 2004, International Research Growth Fund had total assets of approximately $89.8 million and the New Europe Fund had total assets of approximately $143 million.

      The Acquisition is intended to permit All-Asia Fund's shareholders to exchange their investment for an investment in International Research Growth Fund without recognizing gain or loss for federal income tax purposes. By contrast, if an All-Asia Fund shareholder were to redeem his or her shares to invest in another fund, the transaction would likely be a taxable event for such shareholder. After the Acquisition, shareholders may redeem any or all of their Common Stock Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

      In addition, the Directors considered the relative Fund performance results set forth below under "Performance Information."

    Performance Information

      The charts below show the percentage gain or loss in each calendar year for the ten-year period ended December 31, 2004, for Class A shares of All-Asia Fund and Class A shares of International Research Growth Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not applicable sales charges. Returns would be lower if any applicable sales charges were included. The calculations of annual total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance is not an indication of future results. No assurance can be given that International Research Growth Fund will achieve any particular level of performance after the Acquisition.

      Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information.

Calendar Year Total Returns

                             All-Asia Fund (Class A)

                                   (BAR CHART)

1995    1996    1997   1998   1999     2000     2001     2002     2003    2004

27.18%  19.37%  8.08%  3.56%  46.65%   -18.09%  -25.07%  -27.36%  39.90%  14.36%

                                 For period shown in bar chart:
                                 Best quarter:  up 38.96%, 4th quarter, 1999
                                 Worst quarter: down -22.26%, 4th quarter, 2000%

                 International Research Growth Fund (Class A)*

                                   (BAR CHART)

1995    1996    1997   1998   1999     2000     2001     2002     2003    2004

N/A     N/A     N/A    N/A    47.21%   -25.35%  -20.17%  -18.45%  26.66%  13.08%

                                 For period shown in bar chart:
                                 Best quarter:  up 30.43%, 4th quarter 1999
                                 Worst quarter: down -21.26%, 3rd quarter 2002

----------
* A special meeting of International Research Growth Fund's shareholders has been called for April 21, 2005 for the purpose of seeking shareholder approval of changes to International Research Growth Fund's investment objective and certain of its fundamental investment policies. The performance information shown in the Fund's bar chart is from periods prior to the implementation of such changes. As a result, the Fund's performance may not be representative of the performance it would have achieved had its proposed investment objective and investment policies been in place.

      The following tables list each Fund's average annual total return before taxes for each class of its shares for the one-year, five-year and since inception periods ending December 31, 2004 (including applicable sales charges). These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with the performance of a broad-based market index.

Average Annual Total Returns** - For Periods Ended December 31, 2004

                                  All-Asia Fund

                                          1 Year      5 Years       10 Years***
Class A                                    9.56%      -12.51%         -3.02%
-------------------------------------------------------------------------------
Class B                                    9.75%      -12.38%         -3.17%
-------------------------------------------------------------------------------
Class C                                   12.70%      -12.37%         -3.25%
-------------------------------------------------------------------------------
Advisor Class                             14.83%      -11.58%         -4.78%
-------------------------------------------------------------------------------
MSCI All Country Asia Pacific
Free Index (reflects no deduction
for fees, expenses, or taxes)             18.59%       -2.77%          N/A

** Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
*** Performance information for periods prior to the inception of Advisor Class shares (10/1/96) is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

                      International Research Growth Fund *

                                                                     Since
                                        1 Year       5 Years      Inception***
Class A                                  8.28%        -7.79%         -0.23%
-------------------------------------------------------------------------------
Class B                                  8.11%        -7.70%         -0.35%
-------------------------------------------------------------------------------
Class C                                 11.23%        -7.66%         -0.33%
-------------------------------------------------------------------------------
Advisor Class                           13.44%        -6.71%         0.68%
-------------------------------------------------------------------------------
MSCI EAFE Index (reflects no
deduction for fees, expenses,
or taxes)                               20.70%        -0.80%         3.75%
-------------------------------------------------------------------------------
MSCI EAFE Growth Index
(reflects no deduction for fees,
expenses, or taxes)                     16.48%        -5.77%         0.64%

** Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
***   Inception Date for all Classes is 3/3/98.

THE DIRECTORS OF ALL-ASIA FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE ALL-ASIA AGREEMENT AND PLAN OF REORGANIZATION AND THE TRANSACTIONS CONTEMPLATED THEREBY.

      Required Vote for Proposal 1

      Approving the Acquisition requires the affirmative vote of a "majority of the outstanding voting securities" of All-Asia Fund, as defined in the 1940 Act. Under the 1940 Act, a vote of a majority of the outstanding voting securities of a fund means the vote of the lesser of (a) 67% or more of the outstanding voting shares of the fund represented at the meeting if, at such meeting, more than 50% of the outstanding voting shares of the fund are represented, or (b) more than 50% of the outstanding voting shares of the fund. If the Acquisition is approved by a "majority of the outstanding voting securities," International Research Growth Fund will acquire the assets and assume the liabilities of All-Asia Fund and All-Asia Fund shareholders will receive International Research Growth Fund shares. Upon completion of the distribution of the Acquiring Fund shares, All-Asia Fund will take all action necessary to complete the dissolution. In the event that the Acquisition is not approved by a "majority of the outstanding voting securities," the Board will consider other options.

      For purposes of determining the presence of a quorum and counting votes on the matters presented, Fund shares represented by abstentions (properly executed proxy cards returned with instructions to abstain from voting or that withhold authority to vote) and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Accordingly, abstentions and broker-non votes will have the effect of a vote against the proposal.

      A vote of the shareholders of International Research Growth Fund is not needed to approve the Acquisition.

      Although the Directors are proposing that International Research Growth Fund acquire each of the Acquired Funds, the acquisition of one Acquired Fund is not conditioned upon the acquisition of the other Acquired Fund. Accordingly, if All-Asia Fund shareholders approve the acquisition of All-Asia Fund, but New Europe Fund shareholders do not approve the acquisition of New Europe Fund, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 1 will take place as described in this Prospectus/Proxy Statement.

       PROPOSAL 2 - ACQUISITION OF ALLIANCEBERNSTEIN NEW EUROPE FUND, INC.
             BY ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND

The Proposal

      Shareholders of New Europe Fund are being asked to approve the Agreement and Plan of Reorganization and the transactions contemplated thereby. A form of the Agreement and Plan of Reorganization is attached as Appendix B to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, shareholders are approving the acquisition of the assets and liabilities of New Europe Fund by International Research Growth Fund and the subsequent dissolution of New Europe Fund.

Principal Investment Risks

    What are the principal investment risks of International Research Growth Fund, and how do they compare with those of New Europe Fund?

      Both Funds are subject to management risk, market risk, foreign risk and currency risk. International Research Growth Fund is subject to focused portfolio risk, though the effects of that risk will likely be mitigated if International Research Growth Fund's shareholders approve the Investment Objective Change described above. Additionally, if International Research Growth Fund's shareholders approve the Investment Objective Change, International Research Growth Fund is expected to be subject to a greater degree of: (i) industry/sector risk, which is the risk of investments in a particular industry or industry sector, (ii) capitalization risk, which is the risk of investments in small- to mid-capitalization companies and (iii) allocation risk, which is the risk that the allocation of the Fund's investments among industry sectors may have a more significant effect on the Fund's net asset value when one of these sectors performs more poorly than the others. Because International Research Growth Fund invests primarily in equity securities, it may be less susceptible to interest rate and credit risk than New Europe Fund. Also, because International Research Growth Fund does not normally invest primarily in one geographic region, it may be less susceptible to country or geographic risk than New Europe Fund. For more information about the principal investment risks and other investment risks of International Research Growth Fund, please see Appendix D. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

      Shareholders of New Europe Fund should note that, while each Fund seek long-term capital appreciation as part of its investment objective, only New Europe Fund seeks to attain this objective through investments primarily in the equity securities of companies based in Europe. Additionally, there will be some differences in the investment style of the combined fund. Please see the answer to question 4 above under "Questions and Answers" for more information comparing the investment objectives and strategies of the Funds.

Information about the Acquisition

    Terms of the Agreement and Plan of Reorganization

      If approved by the shareholders of New Europe Fund, the Acquisition is expected to occur on or around June 24, 2005, or on such other date as the parties may agree, under the Agreement and Plan of Reorganization, subject to satisfaction of the conditions in the Agreement and Plan of Reorganization, including approval by International Research Growth Fund's shareholders of the Investment Objective Change. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization. Please review Appendix B for more information regarding the Agreement and Plan of Reorganization.

      o New Europe Fund will transfer all of its assets and liabilities to International Research Growth Fund in exchange for shares of International Research Growth Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

      o The Acquisition will close on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on June 23, 2005, or such other date and time as the parties may determine) when the net assets of each Fund are valued for purposes of the Acquisition.

      o The Class A, Class B, Class C and Advisor Class shares of International Research Growth Fund received by New Europe Fund will be distributed to the Class A, Class B, Class C and Advisor Class shareholders of New Europe Fund, respectively, pro rata in accordance with their percentage ownership of New Europe Fund in full liquidation of New Europe Fund.

      o After the foregoing dissolution, New Europe Fund will be dissolved, and its affairs will be wound up in an orderly fashion.

      o The Acquisition requires approval by New Europe Fund's shareholders and satisfaction of a number of other conditions (including the approval by International Research Growth Fund's shareholders of the Investment Objective Change, as described above); the Acquisition may be terminated at any time with the approval of the Directors of the Fund.

      Shareholders who object to the Acquisition will not be entitled under Maryland law or the charter of the Fund to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their current net asset value, less any applicable sales charge. In addition, shares may be redeemed at any time prior to the consummation of the Acquisition.

    Shares You Will Receive

      If the Acquisition occurs, shareholders of New Europe Fund will receive shares in International Research Growth Fund of the same class as the shares they currently own in New Europe Fund. In comparison to your New Europe Fund shares, shares of International Research Growth Fund issued in connection with the Acquisition will have the following characteristics:

      o They will have an aggregate net asset value equal to the aggregate net asset value of your New Europe Fund shares as of the business day before the closing of the Acquisition.

      o They will bear the same sales charges, redemption fees, and CDSCs as your current shares to the extent such charges and fees apply, and for purposes of determining the CDSC applicable to any redemption and/or conversion of Class B shares to Class A shares, if applicable, the new shares will continue to age from the date you purchased your New Europe Fund shares.

      o The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

      o Shareholders will have the same voting rights and exchange options as they currently have, but as shareholders of International Research Growth Fund.

      Information concerning the capitalization of each of the Funds is provided in Appendix C.

    Reasons for the Acquisition

      The Directors of the New Europe Fund (who are also the directors of All-Asia Fund and International Research Growth Fund, including all Directors who are not "interested persons" of the Fund, have determined that the Acquisition would be in the best interests of New Europe Fund's shareholders and that the interests of existing shareholders in New Europe Fund would not be diluted as a result of the Acquisition. The Directors have unanimously approved the Agreement and Plan of Reorganization and the Acquisition and recommended that Fund shareholders vote to approve the Agreement and Plan of Reorganization and the Acquisition.

      In proposing the Acquisition, Alliance presented to the Directors, at a meeting held on February 9, 2005, the following reasons for New Europe Fund to enter into the Acquisition:

      o The Acquisition offers shareholders of New Europe Fund an investment in a broadly diversified international fund. Alliance believes that broadly diversified international funds generally bear less risk and may afford greater opportunities for long-term capital growth than funds that invest in a single geographic region. In addition, shareholders will be able to gain access to several non-U.S. markets through a single diversified fund, which may be less expensive for shareholders than investing in several regional funds.

      At the meeting, the Directors (with the advice and assistance of independent counsel) considered, among other things:

      o potential shareholder benefits of the Acquisition, including the facts (i) that shareholders will be able to gain access to several non-U.S. markets through a single diversified fund, which may be less expensive for shareholders than investing in several regional funds, (ii) that the volatility of shareholders' investments may be reduced due to the combined fund's anticipated increased diversification, and (iii) the fact that the total expense ratio of the combined fund will be contractually capped at 1.65% for Class A shares, 2.35% for Class B shares, 2.35% for Class C shares and 1.35% for Advisor Class shares for at least the first year following shareholder approval of International Research Growth Fund's Investment Objective Change, and that even if the cap were not in place, the Acquisition would result in a slight decrease in the expense ratio of each class of shares of the Fund.

      o the current asset levels of New Europe Fund and the combined pro forma asset levels of International Research Growth Fund (assuming, in the alternative, that either one or both Acquisitions occur);

      o     the historical performance results of the Funds;

      o the investment objective and principal investment strategies of New Europe Fund and the proposed investment objective and principal investment strategies of International Research Growth Fund;

      o Alliance's agreement to pay the direct costs of the Acquisition, other than the costs of disposing of portfolio securities in advance of the closing of the Acquisition;

      o Alliance's agreement to indemnify and hold International Premier Growth Fund harmless against any liability of New Europe Fund that is undisclosed or otherwise not fully reflected in the value of the net assets transferred to International Premier Growth Fund from New Europe Fund;

      o the historical and pro forma tax attributes of the Funds and the effect of the Acquisition on certain tax losses of the Funds (see "Federal Income Tax Consequences" below); that the Funds would bear any costs that arise due to the disposition or acquisition of portfolio securities in connection with the Acquisition;

      o     the terms of the Agreement and Plan of Reorganization;

      o the potential benefits of the acquisition to Alliance and its affiliates;

      o Alliance's unwillingness to support New Europe Fund in its current form indefinitely; and

      o potential alternatives to the Acquisition, including the management of New Europe Fund by another investment adviser or the acquisition of New Europe Fund's assets and liabilities by a fund advised by an investment adviser other than the Adviser.

      If approved, the Acquisition will combine New Europe Fund's assets with those of International Research Growth Fund, resulting in a larger combined portfolio position with the potential for more efficient operation by spreading relatively fixed costs over a larger asset base. Because larger mutual funds may have more buying power (for example, they may have greater opportunity to purchase round lots of securities and may be in a better position to diversity their portfolios), the combined fund may be able to operate more efficiently after the Acquisition that could New Europe Fund or International Research Growth Fund alone.

      The Acquisition is intended to permit New Europe Fund's shareholders to exchange their investment for an investment in International Research Growth Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a New Europe Fund shareholder were to redeem his or her shares to invest in another fund, the transaction would likely be a taxable event for the shareholder. After the Acquisition, shareholders may redeem any or all of their New Europe Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

      In addition, the Directors considered the relative Fund performance results set forth below under "Performance Information."

    Performance Information

      The charts below show the percentage gain or loss in each calendar year for the ten-year period ended December 31, 2004 for the Class A shares of each of New Europe Fund and International Research Growth Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not applicable sales charges. Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance is not an indication of future results. No assurance can be given that International Research Growth Fund will achieve any particular level of performance after the Acquisition.

      Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectuses and Statement of Additional Information.

Calendar Year Total Returns

                            New Europe Fund (Class A)

                                   (BAR CHART)

1995    1996    1997    1998    1999    2000    2001     2002     2003    2004

18.63%  20.58%  16.83%  24.99%  26.13%  -8.81%  -22.15%  -22.17%  30.79%  14.66%

                                 For period shown in bar chart:
                                 Best quarter:  up 24.84%, 4th quarter, 1999
                                 Worst quarter: down -25.84%, 3rd quarter, 2000%

                 International Research Growth Fund (Class A)+

                                   (BAR CHART)

1995    1996    1997    1998   1999    2000     2001     2002     2003    2004

N/A     N/A     N/A     N/A    47.21%  -25.35%  -20.17%  -18.45%  26.66%  13.08%

                                 For period shown in bar chart:
                                 Best quarter:  up 30.43%, 4th quarter 1999
                                 Worst quarter: down -21.26%, 3rd quarter 2002

----------
+ A special meeting of International Research Growth Fund's shareholders has been called for April, 2005 the purpose of seeking shareholder approval of changes to International Research Growth Fund's investment objective and certain of its fundamental investment restrictions. The performance information shown in the Fund's bar chart is from periods prior to the implementation of such changes. As a result, the Fund's performance may not be representative of the performance it would have achieved had its proposed investment objective and investment policies been in place.

      The following tables list the average annual total return before taxes for the one-year, five-year and ten-year periods ending December 31, 2004 for the Class A, B, C and Advisor Class shares of New Europe Fund and for the one-year, five-year and since inception periods ended December 31, 2004 for the Class A, B, C and Advisor Class shares of International Research Growth Fund. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with the performance of a broad-based market index.

Average Annual Total Returns* - For Periods Ended December 31, 2004

                                 New Europe Fund

                                        1 Year        5 Years       10 Years**
Class A                                  9.81%         -4.53%         7.65%
------------------------------------------------------------------------------
Class B                                  9.75%         -4.50%         7.45%
------------------------------------------------------------------------------
Class C                                 12.86%         -4.44%         7.32%
------------------------------------------------------------------------------
Advisor Class                           15.07%         -3.51%         6.68%
------------------------------------------------------------------------------
MSCI Europe Index (reflects no
deduction for fees, expenses,
or taxes)                               21.39%          0.42%        10.11%
------------------------------------------------------------------------------
Solomon Smith Barney
Europe PMO Growth Index
(reflects no deduction for fees,
expenses, or taxes)                     17.11%         -3.00%         9.53%

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception Date for Advisor Class shares: 10/1/96. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

                     International Research Growth Fund ++

                                                                      Since
                                        1 Year        5 Years      Inception**
Class A                                  8.28%         -7.79%         -0.23%
------------------------------------------------------------------------------
Class B                                  8.11%         -7.70%         -0.35%
------------------------------------------------------------------------------
Class C                                 11.23%         -7.66%         -0.33%
------------------------------------------------------------------------------
Advisor Class                           13.44%         -6.71%          0.68%
------------------------------------------------------------------------------
MSCI EAFE Index (reflects no
deduction for fees, expenses,
or taxes)                               20.70%         -0.80%          3.75%
------------------------------------------------------------------------------
MSCI EAFE Growth Index
(reflects no deduction for fees,
expenses, or taxes)                     16.48%         -5.77%          0.64%

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**    Inception Date for all Classes is 3/3/98.

----------
++ A special meeting of International Research Growth Fund's shareholders has been called for April 21, 2005 for the purpose of seeking shareholder approval of changes to International Research Growth Fund's investment objective and certain of its fundamental investment restrictions. The performance information shown in the Fund's average annual total returns table is from periods prior to the implementation of such changes. As a result, the Fund's performance may not be representative of the performance it would have achieved had its proposed investment objective and investment policies been in place.

THE DIRECTORS OF NEW EUROPE FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE NEW EUROPE AGREEMENT AND PLAN OF REORGANIZATION AND THE TRANSACTIONS CONTEMPLATED THEREBY.

      Required Vote for Proposal 2

      Approving the Acquisition requires the affirmative vote of a "majority of the outstanding voting securities" of New Europe Fund, as defined in the 1940 Act. Under the 1940 Act, a vote of a majority of the outstanding voting securities of a fund means the vote of the lesser of (a) 67% or more of the outstanding voting shares of the fund represented at the meeting if, at such meeting, more than 50% of the outstanding voting shares of the fund are represented, or (b) more than 50% of the outstanding voting shares of the fund. If the Acquisition is approved by a "majority of the outstanding voting securities," International Research Growth Fund will acquire the assets and assume the liabilities of New Europe Fund and New Europe Fund shareholders will receive International Research Growth Fund shares. Upon completion of the distribution of the Acquiring Fund shares, New Europe Fund will take all action necessary to complete its dissolution. In the event that the Acquisition is not approved by a "majority of the outstanding voting securities," the Board will consider other options.

      For purposes of determining the presence of a quorum and counting votes on the matters presented, Fund shares represented by abstentions (properly executed proxy cards returned with instructions to abstain from voting or that withhold authority to vote) and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Accordingly, abstentions and broker non-votes will have the effect of a vote against the proposal.

      A vote of the shareholders of International Research Growth Fund is not needed to approve the Acquisition.

      Although the Directors are proposing that International Research Growth Fund acquire each of the Acquired Funds, the acquisition of one Acquired Fund is not conditioned upon the acquisition of the other Acquired Fund. Accordingly, if New Europe Fund shareholders approve the acquisition of New Europe Fund, but All-Asia Fund shareholders do not approve the acquisition of All-Asia Fund, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 2 will take place as described in this Prospectus/Proxy Statement.

                                     GENERAL

      Alliance Capital Management L.P. ("Alliance"), located at 1345 Avenue of the Americas, New York, New York, 10105, is each Fund's investment advisor. Alliance is responsible for each Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Alliance runs each Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Alliance is a leading international investment adviser supervising client accounts with assets as of December 31, 2004 totaling approximately $539 billion (of which approximately $118 billion represented assets of investment companies). As of December 31, 2004, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 37 of the nation's FORTUNE 100 companies), for public employee retirement funds in 39 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 48 registered investment companies managed by Alliance, comprising 121 separate investment portfolios, currently have approximately 6.7 million shareholder accounts.

Voting Information

      The Directors of the Fund are soliciting proxies from the shareholders of All-Asia Fund and New Europe Fund in connection with the Meeting, which has been called to be held at 11:00 a.m. Eastern Time on Tuesday, May 17, 2005, at 1345 Avenue of the Americas, New York, New York 10105. The meeting notice, this Prospectus/Proxy Statement and proxy materials are being mailed to shareholders beginning on or about March 29, 2005.

    Information About Proxies and the Conduct of the Meeting

      Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Acquired Funds or by employees or agents of Alliance and its affiliated companies. In addition, Alamo Direct Mail Services, Inc. has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $150,000 for All-Asia Fund and $102,000 for New Europe Fund. Alliance will bear the costs of such solicitation.

    Voting Process

      You can authorize a proxy to vote your shares in any one of the following ways:

      a.    By mail, by filling out and returning the enclosed proxy card;
      b. By phone, fax or Internet (see enclosed proxy insert for instructions); or
      c.    In person at the Meeting.

      Shareholders who owned shares on the record date, March 15, 2005, are entitled to cast one vote for each share owned on the record date. If you choose to vote by mail or fax and you are an individual account owner, please sign exactly as your name appears on the proxy insert. Either owner of a joint account may sign the proxy insert, but the signer's name must exactly match the name that appears on the card. Any shareholder may revoke that shareholder's proxy at any time before a vote by giving written notice to the Secretary of the Fund at 1345 Avenue of the Americas, New York, New York 10105, by signing and delivering to the Secretary another proxy bearing a later date, or by attending the Meeting in person, requesting the return of any previously delivered proxy and personally voting at the Meeting.

      Costs. All-Asia Fund and New Europe Fund will bear costs arising from the disposition or acquisition of portfolio securities in connection with the Acquisitions. Such portfolio disposition costs are one-time costs that are estimated to be between $40,000 and $60,000 for All-Asia Fund and between $150,000 and $175,000 for New Europe Fund. Such amounts were equal to between 0.14% and 0.21% of the net assets of All-Asia Fund and between 0.11% and 0.13% of the net assets of New Europe Fund, respectively, on January 31, 2005. International Research Growth Fund will bear the costs associated with investing the cash received in the Acquisitions in additional portfolio securities. These costs are the same type of ordinary portfolio transaction expenses that International Research Growth Fund bears any time investors purchase additional shares of the Fund. The costs of the Meeting, including the costs of soliciting proxies, and all other costs of the Acquisitions will be borne by Alliance.

      Quorum and Method of Tabulation. Votes cast in person or by proxy at the Meeting will be counted by persons appointed by each Acquired Fund as tellers for the Meeting (the "Tellers"). One-third of the shares of each of All-Asia Fund and New Europe Fund outstanding on the record date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the respective Acquired Funds at the Meeting. In determining whether a quorum is present, the Tellers will count shares represented by abstentions (properly executed proxy cards returned with instructions to abstain from voting or that withhold authority to vote) and "broker non-votes" as present, but not as votes cast, at the Meeting. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

      Advisors' and Underwriter's Addresses. The address of each Fund's investment advisor, Alliance Capital Management L.P., is 1345 Avenue of the Americas, New York, New York 10105. The address of each Fund's principal underwriter, AllianceBernstein Investment Research and Management, Inc., is also 1345 Avenue of the Americas, New York, New York 10105.

      Share Ownership. Appendix G to this Prospectus/Proxy Statement lists the total number of shares outstanding as of March 15, 2005, for each class of each Acquired Fund entitled to vote at the Meeting. It also identifies holders of more than five percent any class of shares of each Fund, and contains information about the executive officers, Directors of the Funds and their shareholdings in the Funds.

      Adjournments; Other Business. If either Acquired Fund has not received enough votes by the time of the Meeting to approve its Proposal, the persons named as proxies may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of such Acquired Fund that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal. They will vote against any such adjournment any proxy that directs them to vote against the relevant Proposal. They will not vote any proxy that directs them to abstain from voting on the relevant Proposal.

      The Meeting has been called to transact any business that properly comes before it. The only business that management of each Acquired Fund intends to present or knows that others will present is Proposals 1 and 2. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their discretion.

Federal Income Tax Consequences

      Each Acquisition is intended to be a tax-free reorganization. Ropes & Gray LLP will deliver to each Acquired Fund and International Research Growth Fund an opinion, and the closing of each Acquisition will be conditioned on receipt of such opinion by each Fund, to the effect that, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), although not free from doubt, for federal income tax purposes:

      o the Acquisitions will constitute reorganizations within the meaning of Section 368(a) of the Code, and the Acquired Funds and International Research Growth Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      o under Section 361 of the Code, no gain or loss will be recognized by the Acquired Funds upon the transfer of their assets to International Research Growth Fund in exchange for International Research Growth Fund shares and the assumption by International Research Growth Fund of the Acquired Funds' liabilities, or upon the distribution of International Research Growth Fund shares by the Acquired Funds to their shareholders in liquidation;

      o under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Acquired Funds on the distribution of International Research Growth Fund shares to them in exchange for their shares of the Acquired Funds;

      o under Section 358 of the Code, the aggregate tax basis of International Research Growth Fund shares that the Acquired Funds' shareholders receive in exchange for their Acquired Fund shares will be the same as the aggregate tax basis of the Acquired Funds shares exchanged therefor;

      o under Section 1223(1) of the Code, an Acquired Fund shareholder's holding period for International Research Growth Fund shares received will be determined by including the holding period for the Acquired Funds shares exchanged therefor, provided that the shareholder held the Acquired Funds shares as a capital asset;

      o under Section 1032 of the Code, no gain or loss will be recognized by International Research Growth Fund upon receipt of the assets transferred to it in exchange for International Research Growth Fund Fund shares and the assumption by International Research Growth Fund of the liabilities of the Acquired Funds;

      o under Section 362(b) of the Code, International Research Growth Fund's tax basis in the assets that it receives from the Acquired Funds will be the same as the Acquired Funds' tax basis in such assets immediately prior to such exchange;

      o under Section 1223(2) of the Code, International Research Growth Fund's holding periods in such assets will include the Acquired Funds' holding periods in such assets; and

      o under Section 381 of the Code, International Research Growth Fund will succeed to the capital loss carryovers of the Acquired Funds, if any, but the use by International Research Growth Fund of any such capital loss carryovers (and of capital loss carryovers of International Research Growth Fund) may be subject to limitation under Section 383 of the Code.

      The opinion will be based on certain factual certifications made by officers of the Acquired Funds and of International Research Growth Fund and will also be based on customary assumptions and subject to certain qualifications. Each Fund has agreed to make and provide additional representations to Ropes & Gray LLP with respect to each Fund that are reasonably requested by Ropes & Gray LLP. A Fund may not waive in any material respect the receipt of the tax opinions as a condition to confirmation and to the reorganization. The opinion is not a guarantee that the tax consequences of the Acquisitions will be as described above.

      Ropes & Gray LLP will express no view with respect to the effect of the Acquisitions on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

      Prior to the closing of the Acquisition, the Acquired Funds will, and International Research Growth Fund may, declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of their investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Acquisition. Such distributions will be taxable to shareholders.

      It is expected that following the Acquisitions the combined fund's ability to use the capital losses of both All-Asia Fund and International Research Growth Fund, and possibly also of New Europe Fund, will be limited as a result of the Acquisitions due to the effect of loss limitation rules under applicable tax law. For example, if the Acquisitions had occurred as of November 30, 2004, any unused losses of All-Asia Fund and International Research Growth Fund would have become subject to an annual limitation. The combined fund would have had net losses (defined as realized losses net of unrealized gains) equal to 28% of its net assets available to reduce capital gains, whereas absent the Acquisitions, All-Asia Fund, New Europe Fund, and International Research Growth Fund would have had net losses equal to 51%, 33%, and 117% of their net assets, respectively, available to offset capital gains. As a result of loss limitation and the spreading of the losses remaining available over a larger asset base, there would have been a decrease in the percentage of losses available to offset capital gains of 23% with respect to All-Asia Fund, 5% with respect to New Europe Fund, and 89% with respect to International Research Growth Fund. This may accelerate gain distributions to shareholders of the combined fund.

      Given the sizes of the Funds as of November 30, 2004, it is possible that the relative net assets of the Funds will alter by the date of the Acquisitions such that the combined fund's ability to use New Europe Fund's capital losses will also be limited under applicable tax law. In such an instance, New Europe Fund's unused losses would be subject to an annual limitation (in addition to the spreading described above). This may further accelerate gain distributions to shareholders of the combined fund.

                                                                      Appendix A

          FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION
                        RELATING TO THE ACQUISTION OF THE
                ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND, INC.

      THIS AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated as of
March     , 2005 is by and among AllianceBernstein All-Asia Investment Fund,
Inc. (the "Acquired Fund"), a Maryland corporation; AllianceBernstein International Research Growth Fund (the "Acquiring Fund"), a Maryland corporation; and Alliance Capital Management L.P. ("Alliance").

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund attributable to its Class A shares in exchange for Class A shares of common stock of the Acquiring Fund ("Class A Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Class B shares in exchange for Class B shares of common stock of the Acquiring Fund ("Class B Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Class C shares in exchange for Class C shares of common stock of the Acquiring Fund ("Class C Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Advisor Class shares in exchange for Advisor Class shares of common stock of the Acquiring Fund ("Advisor Class Acquisition Shares" and together with the Class A Acquisition Shares, Class B Acquisition Shares and Class C Acquisition Shares, the "Acquisition Shares") and the assumption by the Acquiring Fund of certain liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of the Class A Acquisition Shares, the Class B Acquisition Shares, the Class C Acquisition Shares, and the Advisor Class Acquisition Shares to the Class A, Class B, Class C and Advisor Class shareholders, respectively, of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

      In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF CERTAIN LIABILITIES AND ACQUISITION SHARES AND LIQUIDATION OF ACQUIRED FUND.

      1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

            (a) The Acquired Fund will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

            (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof), except for any liability that is not disclosed to the Acquiring Fund as of the Closing Date and any liability to the extent that it, although disclosed, is not fully reflected on the books of the Acquired Fund; and

            (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Class A, Class B, Class C, and Advisor Class Acquisition Shares (including fractional shares, if any) determined by dividing the net asset values of the Class A, Class B, Class C and Advisor Class shares of the Acquired Fund, respectively, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A, Class B, Class C or Advisor Class Acquisition Share, as applicable, computed in the manner and as of the time and date set forth in paragraph

                  2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

            (d) Alliance agrees to indemnify and hold harmless both the Acquired Fund and the Acquiring Fund against any liability the Acquiring Fund does not assume under paragraph 1.1(b) and to reimburse any reasonable legal or other costs and expenses incurred by them in connection with investigating or defending against such liability.

      1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Acquired Fund's current and former Directors and officers, acting in their capacities as such, under the Acquired Fund's charter and Bylaws as in effect as of the date of this Agreement shall survive the reorganization as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquiring Fund, its successors or assigns.

      1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its Class A shareholders of record ("Acquired Fund Class A Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), Class A Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; to its Class B shareholders of record ("Acquired Fund Class B Shareholders"), determined as of the close of business on the Valuation Date, Class B Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; to its Class C shareholders of record ("Acquired Fund Class C Shareholders"), determined as of the close of business on the Valuation Date, Class C Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; and to its Advisor Class shareholders of record ("Acquired Fund Advisor Class Shareholders," and collectively with Acquired Fund Class A Shareholders, Acquired Fund Class B Shareholders and Acquired Fund Class C Shareholders, the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date, Advisor Class Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange.

      1.4 With respect to Acquisition Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Fund will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Fund has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

      1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

2.    VALUATION.

      2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the charter of the Acquiring Fund and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9.2, and shall be certified by the Acquired Fund.

      2.2 For the purpose of paragraph 2.1, the net asset value of a Class A, Class B, Class C and Advisor Class Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the charter of the Acquiring Fund and the Acquiring Fund Prospectus.

3.    CLOSING AND CLOSING DATE.

      3.1 The Closing Date shall be on June 17, 2005 or on such other date as the parties may agree, provided that if the Closing has not occurred on or before December 31, 2005, either the Acquired Fund or the Acquiring Fund may terminate this Agreement upon written notice to the other. The Closing shall be held at 11:00 a.m. Eastern Time at the offices of the Acquiring Fund, the Acquired Fund and Alliance, 1345 Avenue of the Americas, New York, New York 10105, or at such other time and/or place as the parties may agree.

      3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to Brown Brothers Harriman & Co., as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by The Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "Brown Brothers Harriman & Co., custodian for AllianceBernstein International Research Growth Fund, Inc." or shall be wired to an account pursuant to instructions provided by the Acquiring Fund.

      3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either the Acquired Fund or the Acquiring Fund upon the giving of written notice to the other party.

      3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of common stock of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Acquired Fund. The Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

      3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.    REPRESENTATIONS AND WARRANTIES.

      4.1 The Acquired Fund represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

            (a) The Acquired Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

            (b) The Acquired Fund is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect;

            (c) The Acquired Fund is not in violation in any material respect of any provision of its charter or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

            (d) The Acquired Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

            (e) To the knowledge of the Acquired Fund, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

            (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund at, as of and for the fiscal year ended October 31, 2004, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since October 31, 2004;

            (g) Since October 31, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph
                  (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

            (h) As of the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquired Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquired Fund's knowledge, it will not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

            (i) For federal income tax purposes, the Acquired Fund qualifies as a "regulated investment company," and the provisions of sections 851 through 855 of the Code apply to the Acquired Fund for the remainder of its current taxable year beginning November 1, 2004, and will continue to apply to it through the Closing Date.

                  The Acquired Fund will sell all securities that the Acquiring Fund advises it in writing, by a date to be agreed by the parties, that the Acquiring Fund does not wish to receive at the Closing, and will declare to Acquired Fund shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing (a) all of the excess of (i) Acquired Fund's investment income excludable from gross income under section 103(a) of the Code over (ii) Acquired Fund's deductions disallowed under sections 265 and 171(a)(2) of the Code, (b) all of Acquired Fund's investment company taxable income (as defined in Code section 852) (computed in each case without regard to any deduction for dividends paid), and (c) all of Acquired Fund's net realized capital gain (after reduction for any capital loss carryover), in each case for both the taxable year ending on October 31, 2004, and the short taxable year beginning on November 1, 2004 and ending on the Closing Date. Such dividends will be made to ensure continued qualification of Acquired Fund as a "regulated investment company" for tax purposes and to eliminate fund-level tax.

            (j) The authorized capital of the Acquired Fund consists of twelve billion (12,000,000,000) shares of common stock, having a par value of one-tenth of one cent ($.001) per share. The outstanding shares of common stock in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C Shares and Advisor Class shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

            (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

            (l) The execution, delivery and performance of this Agreement has been duly authorized by the Directors of the Acquired Fund, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund (within the meaning of the 1940 Act), this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (m) The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

            (n) The information provided by the Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

            (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

            (p) At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of October 31, 2004, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

            (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

            (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

      4.2 The Acquiring Fund represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

            (a) The Acquiring Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

            (b) The Acquiring Fund is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect;

            (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

            (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

            (e) The Acquiring Fund is not in violation in any material respect of any provisions of its charter or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

            (f) To the knowledge of the Acquiring Fund, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of their properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

            (g) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the year ended July 31, 2004, of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since July 31, 2004;

            (h) Since July 31, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

            (i) As of the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or any assessments received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquiring Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Fund's knowledge, it will not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

            (j) For federal income tax purposes, the Acquiring Fund qualifies as a regulated investment company, and the provisions of sections 851 through 855 of the Code will apply to the Acquiring Fund for the remainder of its current taxable year beginning August 1, 2004, and will continue to apply to it through the Closing Date;

            (k) The authorized capital of the Acquiring Fund consists of twelve billion (12,000,000,000) shares of common stock, having a par value of one-tenth of one cent ($.001) per share. The outstanding shares of common stock in the Acquiring Fund are, and at the Closing Date will be, divided into Class A, Class B, Class C, and Advisor Class shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

            (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus;

            (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (n) The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A, Class B, Class C and Advisor Class shares of common stock in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

            (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

            (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5.    COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

      The Acquired Fund and the Acquiring Fund hereby covenant and agree as follows:

      5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

      5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

      5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Fund will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

      5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Prospectus/Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

      5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

      5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

      5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

      6.1 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

      6.2 The Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Acquiring Fund for the transactions contemplated hereby, or other counsel to the Acquiring Fund, dated the Closing Date and in a form satisfactory to the Acquiring Fund, substantially to the following effect:

            (a) The Acquiring Fund is a corporation duly organized and existing under the laws of the State of Maryland and has power to own all of its properties and assets and to carry on its business as presently conducted;

            (b) This Agreement has been duly authorized, executed and delivered by the Acquiring Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

            (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A, Class B, Class C and Advisor Class shares of common stock in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

            (e) The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund's charter or Bylaws, or any provision of any agreement known to such counsel to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which either of them is bound;

            (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

            (g) Such counsel does not know of any legal or governmental proceedings relating to the Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

            (h) The Acquiring Fund is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

            (i) To the knowledge of such counsel, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

      7.1 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;

      7.2 The Acquired Fund shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Acquired Fund for the transactions contemplated hereby, or other counsel to the Acquired Fund, dated the Closing Date and in a form satisfactory to the Acquired Fund, substantially to the following effect:

            (a) The Acquired Fund is a corporation duly organized and existing under the laws of the State of Maryland and has power to own all of its properties and assets and to carry on its business as presently conducted, and is duly constituted in accordance with the applicable provisions of the 1940 Act and the charter and Bylaws of the Acquired Fund;

            (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

            (d) The execution and delivery of this Agreement did not, and the performance by the Acquired Fund of its obligations hereunder will not, violate the Acquired Fund's charter or Bylaws, or any provision of any agreement known to such counsel to which the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquired Fund is a party or by which it is bound;

            (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

            (f) Such counsel does not know of any legal or governmental proceedings relating to the Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

            (g) The Acquired Fund is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

            (h) To the knowledge of such counsel, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

      7.3 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after October 31, 2004 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after October 31, 2004 and on or prior to the Closing Date.

      7.4 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Acquired Fund, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

      7.5 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

      The respective obligations of the Acquiring Fund and the Acquired Fund hereunder are subject to the further conditions that on or before the Closing
Date:

      8.1 This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.

      8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

      8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Acquiring Fund and the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

      8.4 The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 The Acquired Fund and the Acquiring Fund shall have received an opinion of Ropes & Gray LLP reasonably satisfactory to each Fund substantially to the effect that, although not free from doubt, for federal income tax purposes:

            (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities of the Acquired Fund under paragraph 1.1(b) and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof (the "Acquisition"), will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

            (c) The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Transaction will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

            (d) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

            (e) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution of Acquisition Shares by the Acquired Fund to its shareholders in liquidation;

            (f) No gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund shares for Acquisition Shares;

            (g) The aggregate basis of Acquisition Shares that an Acquired Fund shareholder receives in connection with the Acquisition will be the same as the aggregate basis of his or her Acquired Fund shares exchanged therefore;

            (h) An Acquired Fund shareholder's holding period for his or her Acquisition Shares will be determined by including the period for which he or she held the Acquired Fund shares exchanged therefore, provided that he or she held such Acquired Fund shares as capital assets; and

            (i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code. The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

                  The opinion will be based on certain factual certifications made by officers of the Acquired Fund and Acquiring Fund and will also be based on customary assumptions and subject to certain qualifications. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above.

                  Notwithstanding paragraphs (c) and (e) above, Ropes & Gray LLP will express no view with respect to the effect of the Acquisition on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Each Fund agrees to make and provide additional representations to Ropes & Gray LLP with respect to the Acquiring Fund and the Acquired Fund, respectively, that are reasonably necessary to enable Ropes & Gray LLP to deliver the tax opinion. Notwithstanding anything herein to the contrary, neither Fund may waive in any material respect the condition set forth in this paragraph 8.5.

            8.6 At a special meeting of shareholders held on April 21, 2005, the Acquiring Fund shall have obtained the requisite shareholder approval for the change to its investment objective described in the proxy statement of the Acquiring Fund dated March 4, 2005 and set forth in Appendix A to this Agreement.

            8.7 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived by the Board of Directors of the Acquired Fund or the Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the Acquiring Fund.

9.    BROKERAGE FEES AND EXPENSES.

      9.1 The Acquired Fund and the Acquiring Fund each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 All fees paid to governmental authorities for the registration or qualification of the Acquisition Shares and all transfer agency costs related to the issuance of the Acquisition Shares shall be paid by Alliance. All fees and expenses related to printing, mailing, solicitation of proxies and tabulation of votes of Acquired Fund shareholders shall be paid by Alliance. All of the other expenses of the transaction, including without limitation, accounting, legal and custodial expenses, shall also be paid by Alliance; provided, however, the expenses associated with the disposition or acquisition of portfolio securities in connection with the transactions contemplated by this Agreement shall be allocated to the Fund making such disposition or acquisition.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

      10.1 The Acquired Fund and the Acquiring Fund each agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 5.4, 9, 10 and 13.

11.   TERMINATION.

      11.1 This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund. In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

            (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

            (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

            (c) Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

      11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12.   AMENDMENTS.

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.

      13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Maryland, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Treasurer and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                     ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT
                                     FUND, INC.


                                     By:
                                        ----------------------------------------

                                     Name:
                                          --------------------------------------

                                     Title:
                                           -------------------------------------
ATTEST:

---------------------------------

Name:
      ---------------------------

Title:
      ---------------------------


                                     ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH
                                     GROWTH FUND, INC.


                                     By:
                                        ----------------------------------------

                                     Name:
                                          --------------------------------------

                                     Title:
                                           -------------------------------------
ATTEST:

---------------------------------

Name:
      ---------------------------

Title:
      ---------------------------

                                     Solely for purposes of Paragraphs 1.1(d) and 9.2 of the Agreement

                                     ALLIANCE CAPITAL MANAGEMENT L.P.


                                     By:
                                        ----------------------------------------

                                     Name:
                                          --------------------------------------

                                     Title:
                                           -------------------------------------
ATTEST:

---------------------------------

Name:
      ---------------------------

Title:
      ---------------------------

                                   APPENDIX A

--------------------------------------------------------------------------------
       Former Investment Objective                 New Investment Objective

--------------------------------------------------------------------------------
[L]ong-term growth of capital by investing       Long-term growth of capital
predominantly in equity securities of a
limited number of carefully selected
international companies that are judged
likely to achieve superior earnings growth.
Current income is incidental to the Fund's
objective
--------------------------------------------------------------------------------

                                                                      Appendix B

          FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION
                        RELATING TO THE ACQUISTION OF THE
                     ALLIANCEBERNSTEIN NEW EUROPE FUND, INC.

      THIS AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated as of
March     , 2005 is by and among AllianceBernstein New Europe Fund, Inc. (the
"Acquired Fund"), a Maryland corporation; AllianceBernstein International Research Growth Fund, Inc. (the "Acquiring Fund"), a Maryland corporation; and Alliance Capital Management L.P. ("Alliance").

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund attributable to its Class A shares in exchange for Class A shares of common stock of the Acquiring Fund ("Class A Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Class B shares in exchange for Class B shares of common stock of the Acquiring Fund ("Class B Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Class C shares in exchange for Class C shares of common stock of the Acquiring Fund ("Class C Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Advisor Class shares in exchange for Advisor Class shares of common stock of the Acquiring Fund ("Advisor Class Acquisition Shares" and together with the Class A Acquisition Shares, Class B Acquisition Shares and Class C Acquisition Shares, the "Acquisition Shares") and the assumption by the Acquiring Fund of certain liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of the Class A Acquisition Shares, the Class B Acquisition Shares, the Class C Acquisition Shares, and the Advisor Class Acquisition Shares to the Class A, Class B, Class C and Advisor Class shareholders, respectively, of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

      In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF CERTAIN LIABILITIES AND ACQUISITION SHARES AND LIQUIDATION OF ACQUIRED FUND.

      1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

            (a) The Acquired Fund will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

            (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof), except for any liability that is not disclosed to the Acquiring Fund as of the Closing Date and any liability to the extent that it, although disclosed, is not fully reflected on the books of the Acquired Fund; and

            (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Class A, Class B, Class C, and Advisor Class Acquisition Shares (including fractional shares, if any) determined by dividing the net asset values of the Class A, Class B, Class C and Advisor Class shares of the Acquired Fund, respectively, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A, Class B, Class C or Advisor Class Acquisition Share, as applicable, computed in the manner and as of the time and date set forth in paragraph 2.2.

                  Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

            (d) Alliance agrees to indemnify and hold harmless the Acquired Fund and the Acquiring Fund against any liability the Acquiring Fund does not assume under paragraph 1.1(b) and to reimburse any reasonable legal or other costs and expenses incurred by them in connection with investigating or defending against such liability.

      1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Acquired Fund's current and former Directors and officers, acting in their capacities as such, under the Acquired Fund's charter and Bylaws as in effect as of the date of this Agreement shall survive the reorganization as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquiring Fund, its successors or assigns.

      1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its Class A shareholders of record ("Acquired Fund Class A Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), Class A Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; to its Class B shareholders of record ("Acquired Fund Class B Shareholders"), determined as of the close of business on the Valuation Date, Class B Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; to its Class C shareholders of record ("Acquired Fund Class C Shareholders"), determined as of the close of business on the Valuation Date, Class C Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; and to its Advisor Class shareholders of record ("Acquired Fund Advisor Class Shareholders," and collectively with Acquired Fund Class A Shareholders, Acquired Fund Class B Shareholders and Acquired Fund Class C Shareholders, the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date, Advisor Class Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange.

      1.4 With respect to Acquisition Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Fund will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Fund has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

      1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

2.    VALUATION.

      2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the charter of the Acquiring Fund and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9.2, and shall be certified by the Acquired Fund.

      2.2 For the purpose of paragraph 2.1, the net asset value of a Class A, Class B, Class C and Advisor Class Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the charter of the Acquiring Fund and the Acquiring Fund Prospectus.

3.    CLOSING AND CLOSING DATE.

      3.1 The Closing Date shall be on June 24, 2005 or on such other date as the parties may agree, provided that if the Closing has no occurred on or before December 31, 2005, either the Acquired Fund or the Acquiring Fund may terminate this Agreement upon written notice to the other. The Closing shall be held at 11:00 a.m. Eastern Time at the offices of the Acquiring Fund, the Acquired Fund and Alliance, 1345 Avenue of the Americas, New York, New York 10105, or at such other time and/or place as the parties may agree.

      3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to Brown Brothers Harriman & Co., as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by The Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "Brown Brothers Harriman & Co., custodian for AllianceBernstein International Research Growth Fund, Inc." or shall be wired to an account pursuant to instructions provided by the Acquiring Fund.

      3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either the Acquired Fund or the Acquiring Fund upon the giving of written notice to the other party.

      3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of common stock of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Acquired Fund. The Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

      3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.    REPRESENTATIONS AND WARRANTIES.

      4.1 The Acquired Fund represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

            (a) The Acquired Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

            (b) The Acquired Fund is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect;

            (c) The Acquired Fund is not in violation in any material respect of any provision of its charter or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

            (d) The Acquired Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

            (e) To the knowledge of the Acquired Fund, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

            (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund at, as of and for the fiscal year ended July 31, 2004, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since July 31, 2004;

            (g) Since July 31, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph
                  (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

            (h) As of the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquired Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquired Fund's knowledge, it will not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

            (i) For federal income tax purposes, the Acquired Fund qualifies as a "regulated investment company," and the provisions of sections 851 through 855 of the Code apply to the Acquired Fund for the remainder of its current taxable year beginning August 1, 2004, and will continue to apply to it through the Closing Date.

                  The Acquired Fund will sell all securities that the Acquiring Fund advises it in writing, by a date to be agreed by the parties, that the Acquiring Fund does not wish to receive at the Closing, and will declare to Acquired Fund shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing (a) all of the excess of (i) Acquired Fund's investment income excludable from gross income under section 103(a) of the Code over (ii) Acquired Fund's deductions disallowed under sections 265 and 171(a)(2) of the Code, (b) all of Acquired Fund's investment company taxable income (as defined in Code section 852) (computed in each case without regard to any deduction for dividends paid), and (c) all of Acquired Fund's net realized capital gain (after reduction for any capital loss carryover), in each case for both the taxable year ending on July 31, 2004, and the short taxable year beginning on August 1, 2004 and ending on the Closing Date. Such dividends will be made to ensure continued qualification of Acquired Fund as a "regulated investment company" for tax purposes and to eliminate fund-level tax.

            (j) The authorized capital of the Acquired Fund one hundred million (100,000,000) shares of common stock, having a par value of one cent ($.01) per share. The outstanding shares of common stock in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C Shares and Advisor Class shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

            (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

            (l) The execution, delivery and performance of this Agreement has been duly authorized by the Directors of the Acquired Fund, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund (within the meaning of the 1940 Act), this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (m) The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

            (n) The information provided by the Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

            (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

            (p) At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of July 31, 2004, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

            (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

            (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

      4.2 The Acquiring Fund represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

            (a) The Acquiring Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

            (b) The Acquiring Fund is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect;

            (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

            (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

            (e) The Acquiring Fund is not in violation in any material respect of any provisions of its charter or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

            (f) To the knowledge of the Acquiring Fund, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of their properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

            (g) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the year ended July 31, 2004, of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since July 31, 2004;

            (h) Since July 31, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

            (i) As of the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or any assessments received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquiring Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Fund's knowledge, it will not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

            (j) For federal income tax purposes, the Acquiring Fund qualifies as a regulated investment company, and the provisions of sections 851 through 855 of the Code will apply to the Acquiring Fund for the remainder of its current taxable year beginning August 1, 2004, and will continue to apply to it through the Closing Date;

            (k) The authorized capital of the Acquiring Fund consists of twelve billion (12,000,000,000) shares of common stock, having a par value of one-tenth of one cent ($.001) per share. The outstanding shares of common stock in the Acquiring Fund are, and at the Closing Date will be, divided into Class A, Class B, Class C, and Advisor Class shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

            (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus;

            (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (n) The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A, Class B, Class C and Advisor Class shares of common stock in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

            (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

            (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5.    COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

      The Acquired Fund and the Acquiring Fund hereby covenants and agree as follows:

      5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

      5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

      5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Fund will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

      5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Prospectus/Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

      5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

      5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

      5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

      6.1 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

      6.2 The Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Acquiring Fund for the transactions contemplated hereby, or other counsel to the Acquiring Fund, dated the Closing Date and in a form satisfactory to the Acquiring Fund, substantially to the following effect:

            (a) The Acquiring Fund is a corporation duly organized and existing under the laws of the State of Maryland and has power to own all of its properties and assets and to carry on its business as presently conducted;

            (b) This Agreement has been duly authorized, executed and delivered by the Acquiring Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

            (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A, Class B, Class C and Advisor Class shares of common stock in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

            (e) The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund's charter or Bylaws, or any provision of any agreement known to such counsel to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which either of them is bound;

            (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

            (g) Such counsel does not know of any legal or governmental proceedings relating to the Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

            (h) The Acquiring Fund is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

            (i) To the knowledge of such counsel, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

      7.1 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;

      7.2 The Acquired Fund shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Acquired Fund for the transactions contemplated hereby, or other counsel to the Acquired Fund, dated the Closing Date and in a form satisfactory to the Acquired Fund, substantially to the following effect:

            (a) The Acquired Fund is a corporation duly organized and existing under the laws of the State of Maryland and has power to own all of its properties and assets and to carry on its business as presently conducted, and is duly constituted in accordance with the applicable provisions of the 1940 Act and the charter and Bylaws of the Acquired Fund;

            (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

            (d) The execution and delivery of this Agreement did not, and the performance by the Acquired Fund of its obligations hereunder will not, violate the Acquired Fund's charter or Bylaws, or any provision of any agreement known to such counsel to which the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquired Fund is a party or by which it is bound;

            (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

            (f) Such counsel does not know of any legal or governmental proceedings relating to the Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy

                  Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

            (g) The Acquired Fund is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

            (h) To the knowledge of such counsel, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

      7.3 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after July 31, 2004 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after July 31, 2004 and on or prior to the Closing Date.

      7.4 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Acquired Fund, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

      7.5 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

      The respective obligations of the Acquiring Fund and the Acquired Fund hereunder are subject to the further conditions that on or before the Closing
Date:

      8.1 This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.

      8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

      8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by each Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

      8.4 The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 The Acquired Fund and the Acquiring Fund shall have received an opinion of Ropes & Gray LLP reasonably satisfactory to each Fund substantially to the effect that, although not free from doubt, for federal income tax purposes:

            (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities of the Acquired Fund under paragraph 1.1(b) and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof (the "Acquisition"), will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

            (c) The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Transaction will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

            (d) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

            (e) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution of Acquisition Shares by the Acquired Fund to its shareholders in liquidation;

            (f) No gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund shares for Acquisition Shares;

            (g) The aggregate basis of Acquisition Shares that an Acquired Fund shareholder receives in connection with the Acquisition will be the same as the aggregate basis of his or her Acquired Fund shares exchanged therefore;

            (h) An Acquired Fund shareholder's holding period for his or her Acquisition Shares will be determined by including the period for which he or she held the Acquired Fund shares exchanged therefore, provided that he or she held such Acquired Fund shares as capital assets; and

            (i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code. The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

            The opinion will be based on certain factual certifications made by officers of the Acquired Fund and Acquiring Fund and will also be based on customary assumptions and subject to certain qualifications. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above.

            Notwithstanding paragraphs (c) and (e) above, Ropes & Gray LLP will express no view with respect to the effect of the Acquisition on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Each Fund agrees to make and provide additional representations to Ropes & Gray LLP with respect to the Acquiring Fund and the Acquired Fund, respectively, that are reasonably necessary to enable Ropes & Gray LLP to deliver the tax opinion. Notwithstanding anything herein to the contrary, neither Fund may waive in any material respect the condition set forth in this paragraph 8.5.

      8.6 At a special meeting of shareholders held on April 21, 2005, the Acquiring Fund shall have obtained the requisite shareholder approval for the change to its investment objective described in the proxy statement of the Acquiring Fund dated March 4, 2005 and set forth in Appendix A to this Agreement.

      8.7 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived by the Board of Directors of the Acquired Fund or the Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the Acquiring Fund.

9.    BROKERAGE FEES AND EXPENSES.

      9.1 The Acquired Fund and the Acquiring Fund each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 All fees paid to governmental authorities for the registration or qualification of the Acquisition Shares and all transfer agency costs related to the issuance of the Acquisition Shares shall be paid by Alliance. All fees and expenses related to printing, mailing, solicitation of proxies and tabulation of votes of Acquired Fund shareholders shall be paid by Alliance. All of the other expenses of the transaction, including without limitation, accounting, legal and custodial expenses, shall also be paid by Alliance; provided, however the expenses associated with the disposition or acquisition of portfolio securities in connection with the transactions contemplated by this Agreement shall be allocated to the Fund making such disposition or acquisition.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

      10.1 The Acquired Fund and the Acquiring Fund each agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 5.4, 9, 10 and 13.

11.   TERMINATION.

      11.1 This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund. In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

            (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

            (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

            (c) Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

      11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12.   AMENDMENTS.

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.

      13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Maryland, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Treasurer and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                     ALLIANCEBERNSTEIN NEW EUROPE FUND, INC.


                                     By:
                                        ----------------------------------------

                                     Name:
                                          --------------------------------------

                                     Title:
                                           -------------------------------------
ATTEST:

---------------------------------

Name:
      ---------------------------

Title:
      ---------------------------


                                     ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH
                                     GROWTH FUND, INC.


                                     By:
                                        ----------------------------------------

                                     Name:
                                          --------------------------------------

                                     Title:
                                           -------------------------------------
ATTEST:

---------------------------------

Name:
      ---------------------------

Title:
      ---------------------------

                                     Solely for purposes of Paragraphs 1.1(d) and 9.2 of the Agreement

                                     ALLIANCE CAPITAL MANAGEMENT L.P.


                                     By:
                                        ----------------------------------------

                                     Name:
                                          --------------------------------------

                                     Title:
                                           -------------------------------------
ATTEST:

---------------------------------

Name:
      ---------------------------

Title:
      ---------------------------

                                   APPENDIX A

--------------------------------------------------------------------------------
       Former Investment Objective                New Investment Objective

--------------------------------------------------------------------------------
[L]ong-term growth of capital by investing       Long-term growth of capital
predominantly in equity securities of a
limited number of carefully selected
international companies that are judged
likely to achieve superior earnings growth.
Current income is incidental to the Fund's
objective
--------------------------------------------------------------------------------

                                                                      Appendix C

                                 CAPITALIZATION

      The following table shows on an unaudited basis the capitalization of each of All-Asia Fund, New Europe Fund and International Research Growth Fund as of July 31, 2004 and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of All-Asia Fund by International Research Growth Fund, of New Europe Fund by International Research Growth Fund, and of both Acquired Funds by International Research Growth Fund, in each case, at net asset value as of July 31, 2004.

                                                                          Pro Forma
                                                                         Combined of
                                                                        All-Asia Fund
                                             International                  into
                                              Research                  International
                    All-Asia    New Europe     Growth       Pro Forma  Research Growth    Pro Forma
                      Fund         Fund         Fund       Adjustments     Fund(1)       Adjustments
                      ----         ----         ----       -----------     -------       -----------
Class A
Net asset value     $8,145,521  $66,252,996  $22,001,482                  $30,147,003
Shares               1,454,875    4,612,759    2,588,559    (496,369)       3,547,065      3,180,090
outstanding
Net asset value          $5.60       $14.36        $8.50                        $8.50
per share

Class B
Net asset value     $9,858,832  $49,465,577  $38,429,729                  $48,288,561
Shares               1,900,128    3,875,844    4,744,170    (682,639)       5,961,659      2,229,807
outstanding
Net asset value          $5.19       $12.76        $8.10                        $8.10
per share

Class C
Net asset value     $3,533,751  $14,959,579  $12,416,883                  $15,950,634
Shares                 678,660    1,167,557    1,532,197    (242,139)       1,968,718        678,913
outstanding
Net asset value          $5.21       $12.81        $8.10                        $8.10
per share

Advisor Class
Net asset value     $4,145,497   $2,978,090  $14,406,752                  $18,552,249
Shares                 727,230      205,206    1,665,133    (248,015)       2,144,348        139,018
outstanding
Net asset value          $5.70       $14.51        $8.65                        $8.65
per share

                        Pro Forma
                       Combined of
                       New Europe                     Total
                        Fund into                   Pro Forma
                      International                 Combined
                         Research      Pro Forma      of All
                      Growth Fund(1)  Adjustments    Funds(1)
                      --------------  -----------    --------
Class A
Net asset value         $88,254,478                $96,399,999
Shares                   10,381,408     2,683,721   11,339,914
outstanding
Net asset value               $8.50                      $8.50
per share

Class B
Net asset value         $87,895,306                $97,754,138
Shares                   10,849,821     1,547,168   12,067,310
outstanding
Net asset value               $8.10                      $8.10
per share

Class C
Net asset value         $27,376,462                $30,910,213
Shares                    3,378,667       436,774    3,815,188
outstanding
Net asset value               $8.10                      $8.10
per share

Advisor Class
Net asset value         $17,384,842                 $21,530,339
Shares                    2,009,357     (108,997)    2,488,572
outstanding
Net asset value               $8.65                      $8.65
per share

----------
(1) Assumes the Acquisition was consummated on August 1, 2003 and is for information purposes only. No assurance can be given as to how many shares of International Research Growth Fund will be received by the shareholders of the Acquired Fund(s) on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of International Research Growth Fund that actually will be received on or after such date.

                                                                      Appendix D

                           PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the AllianceBernstein International Research Growth Fund, Inc. (the "Fund" as used in the following discussion of principal investment risks) are described below. Please note that capitalization risk, industry/sector risk and allocation risk are expected to have a greater effect on the Fund if the Fund's shareholders approve the Fund's Investment Objective Change. On the other hand, approval of the Fund's Investment Objective Change is expected to mitigate the effects of focused portfolio risk.

There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Market Risk

This is the risk that the value of the Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods.

Foreign Risk

This is the risk of investments in issuers located in foreign countries. Investments in foreign securities may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire investment.

Currency Risk

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Fund's investments. Because the Fund may invest in foreign securities, it is particularly subject to this risk.

Capitalization Risk

The Fund may invest in smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel which have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended results.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Industry/Sector Risk

This is the risk of investments in a particular industry sector. If a Fund invests a substantial amount of its assets in companies engaged in a particular industry sector, market or economic factors affecting that industry could have a major effect on the value of the Fund's investments.

Allocation Risk

This is the risk that the allocation of a Fund's investments among industry sectors may have a more significant effect on the Fund's net asset value when one of these sectors is performing more poorly than the others.

Focused Portfolio Risk

Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

                                                                      Appendix E

         Information Applicable to Class A, Class B, Class C and Advisor Class Shares of AllianceBernstein International Research Growth Fund,
                   Inc. (the "Fund" as used in this Appendix)

HOW TO BUY SHARES

Class A, Class B and Class C Shares

      You may purchase the Fund's Class A, Class B, or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Fund's principal underwriter, AllianceBernstein Investment Research and Management, Inc., or ABIRM.

Purchases Minimums and Maximums
-------------------------------
Minimums:*

     --Initial:                   $2,500
     --Subsequent:                $   50
     --Automatic Investment
       Program (monthly):         $  200

* These purchase minimums may not apply to some retirement-related investment programs. Please see "Retirement and Employee Benefit Plans" below. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM. Shareholders committed to monthly investments of $25 or more through the Automatic Investment Program by October 15, 2004 will be able to continue their program despite the $200 monthly minimum.

      The Automatic Investment Program allows investors to purchase shares of the Fund through pre-authorized transfers of funds from the investor's bank account. Please see the Fund's SAI for more details.

Maximum Individual Purchase Amount:

     --Class A shares             None
     --Class B shares         $100,000
     --Class C shares       $1,000,000

      Your broker or financial advisor must receive your purchase request by 4:00 p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined net asset value or NAV, less any applicable initial sales charge.

      If you are an existing Fund shareholder and you have completed the appropriate section of the Subscription Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. Alliance Global Investor Services, Inc., or AGIS, must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

Advisor Class Shares

      You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

      o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM;

      o through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

      o by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund.

      The Fund's SAI has more detailed information about who may purchase and hold Advisor Class shares.

Retirement and Employee Benefit Plans

      Special eligibility rules apply to some retirement and employee benefit plans. Except as indicated, there are no investment minimums for the plans listed below. Class A shares are available to:

      o SEPs, traditional and ROTH IRAs (the minimums listed in the table above apply);

      o     SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans;

      o all 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans") with assets in excess of $10,000,000;

      o AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 automatic investment program monthly minimum);

      o     AllianceBernstein-sponsored group retirement plans;

      o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein Simple IRA plans; and

      o certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of the Fund.

      Class B shares are generally not available to group retirement plans; however, group retirement plans that selected Class B shares as an investment alternative under their plan before September 2, 2003 may continue to purchase Class B shares.

      Class C shares are available to:

      o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein Simple IRA plans with less than $250,000 in plan assets and 100 employees; and

      o     group retirement plans with plan assets of less than $1,000,000.

Required Information

      The Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). The Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If the Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a NASD member firm.

      The Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number. To avoid this, you must provide your correct tax identification number (social security number for most investors) on your Subscription Application.

General

      ABIRM may refuse any order to purchase shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES

      This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (12b-1 fees), initial sales charges and/or contingent deferred sales charges ("CDSCs"). Please see below for a discussion of how CDSCs are calculated. If you are not eligible to buy Advisor Class shares, you will need to choose among Class A, Class B and Class C shares. Only Class A shares offer Quantity Discounts, as described below under "Sales Charge Reduction Programs."

                      ------------------------------------

                            WHAT IS A RULE 12b-1 FEE?

      A Rule 12b-1 fee is a fee deducted from a fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's 12b-1 fee, if any, is disclosed below and in the Fund's fee table near the front of the Prospectus.

                      ------------------------------------

Asset-based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees

      The Fund has adopted plans under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                              Distribution and/or Service (Rule
                              12b-1) Fee (as a Percentage of
                              Aggregate Average Daily Net Assets)
                              -----------------------------------

     Class A                   .30%
     Class B                  1.00%
     Class C                  1.00%
     Advisor Class            None

      Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher Rule 12b-1 fees than Class A shares. (Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

Class A Shares--Initial Sales Charge Alternative

      You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Purchases of Class A shares in excess of $1,000,000 are not subject to a sales charge but, if redeemed within one year, may be subject to a CDSC of up to 1%. When a group retirement plan terminates the Fund as an investment option, all investments in Class A shares of that fund through the plan will be subject to a 1%, 1-year CDSC upon redemption. Furthermore, when a group retirement plan ceases to participate in an AllianceBernstein-sponsored group retirement plan program, investments in the Fund's Class A shares through the plan are subject to a 1%, 1-year CDSC upon redemption.

Class B Shares--Deferred Sales Charge Alternative

      You can purchase Class B shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a CDSC if you redeem shares within four years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts for Class B shares are:

    Year Since Purchase                   CDSC
    -------------------                   ----

    First                                 4.0%
    Second                                3.0%
    Third                                 2.0%
    Fourth                                1.0%
    Fifth and thereafter                  None

      If you exchange your shares for the Class B shares of another AllianceBernstein Mutual Fund, the CDSC also will apply to the Class B shares received. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

      Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

Class C Shares--Asset-Based Sales Charge Alternative

      You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another AllianceBernstein Mutual Fund, the 1% CDSC also will apply to the Class C shares received. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

         Class C shares do not convert to any other class of shares of the Fund.

                      ------------------------------------

                           HOW IS THE CDSC CALCULATED?

      The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the AllianceBernstein mutual fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

                      ------------------------------------

Advisor Class Shares--Fee Based Program Alternative

      You may purchase Advisor Class shares through your financial advisor. Advisor Class shares are not subject to any initial or contingent sales charges. However, when you purchase Advisor Class shares through your financial advisor, your financial advisor may charge a fee. Advisor Class shares are not available to everyone. See "How to Buy Shares" above.

SALES CHARGE REDUCTION PROGRAMS

      This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to the Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

      Information about sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.AllianceBernstein.com (click on "Individual Investors - U.S." and then "Reducing or Eliminating Sales Charges"). More information on Breakpoints and other sales charge waivers is available in the Fund's SAI.

Required Shareholder Information and Records

      In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide information or records to his or her financial intermediary or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund or other AllianceBernstein Mutual Funds held in:

      o all of the shareholder's accounts at the Fund or a financial intermediary;

      o     any account of the shareholder at another financial intermediary;
            and

      o accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

                      ------------------------------------

                          You Can Reduce Sales Charges
                           When Buying Class A Shares

                      ------------------------------------

Breakpoints or Quantity Discounts Offered by the Fund

      The Fund offers investors the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

      Breakpoints or Quantity Discounts allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class A shares of the Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, 1-year CDSC may apply.

      The sales charge schedule of Class A share Quantity Discounts is as follows:

                                       Initial Sales Charge

                                      as % of           as % of
                                     Net Amount        Offering
     Amount Purchased                 invested           Price
     ------------------------------------------------------------
     Up to $100,000                     4.44%            4.25%
     $100,000 up to $250,000            3.36             3.25
     $250,000 up to $500,000            2.30             2.25
     $500,000 up to $1,000,000          1.78             1.75
     $1,000,000 and above               0.00             0.00

Rights of Accumulation

      To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of the Fund with the value of existing investments in the Fund, any other AllianceBernstein Mutual Fund, AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the shareholder, his or her spouse, or child under the age of 21 is the participant. The AllianceBernstein Mutual Funds use the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges

      A shareholder may qualify for a Quantity Discount by combining purchases of shares of the Fund into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Fund or any other
AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by:

      o an individual, his or her spouse, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts;

      o a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

      o     the employee benefit plans of a single employer; or

      o any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

Letter of Intent

      An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, the Fund offers a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in Class A shares of the Fund or any AllianceBernstein Mutual Fund within 13 months. The Fund will then apply the Quantity Discount to each of the investor's purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Fund will retroactively collect the sales charges otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase shares under a single Letter of Intent.

Other Programs

      Class A shareholders may be able to purchase additional Class A shares with a reduced or eliminated sales charge through the following
AllianceBernstein programs: Dividend Reinvestment Program, Dividend Direction Plan and Reinstatement Privilege. These additional programs are described under "CDSC Waivers and Other Programs" below.

Class A Shares - Sales at NAV

      The Fund may sell their Class A shares at NAV without an initial sales charge to some categories of investors, including:

      o     all AllianceBernstein-sponsored group retirement plans;

      o     group retirement plans;

      o AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein Simple IRA plans with at least $250,000 in plan assets or 100 employees;

      o investment management clients of Alliance or its affiliates, including clients and prospective clients of Alliance's AllianceBernstein Institutional Investment Management division;

      o present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of Alliance, ABIRM, AGIS and their affiliates or their spouses, siblings, direct ancestors or direct descendants or any trust, individual retirement account or retirement plan account for the benefit of such person;

      o officers, directors and present full-time employees of selected dealers or agents, their spouses, or any trust, individual retirement account or retirement plan account for the benefit of such person; or

      o persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM, under which persons pay an asset-based fee for service in the nature of investment advisory or administrative services.

CDSC WAIVERS AND OTHER PROGRAMS

                 -----------------------------------------------

                     Here Are Some Ways To Avoid Or Minimize
                              Charges On Redemption

                 -----------------------------------------------

CDSC Waivers

      The Fund will waive the CDSCs on redemptions of shares in the following circumstances, among others:

      o     permitted exchanges of shares;

      o     following the death or disability of a shareholder;

      o if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2; or

      o if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Dividend Reinvestment Program

      Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of the Fund under the Fund's Dividend Reinvestment Program. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program. Dividend Direction Plan

      A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct the automatic investment of income dividends and/or capital gains by the Fund, in any amount, without the payment of any sales charges, in shares of the same class of one or more other AllianceBernstein Mutual Fund(s).

Reinstatement Privilege

      A shareholder who has redeemed all or any portion of his or her Class A or Class B shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of the Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date, and, for Class B shares, a CDSC has been paid and ABIRM has approved, at its discretion, the reinstatement of the shares.

Systematic Withdrawal Plan

      The Fund offers a systematic withdrawal plan that permits the redemption of Class B or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of the Fund account would be free of a CDSC. Shares would be redeemed so that Class B shares not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) would be redeemed first and Class B shares that are held the longest would be redeemed next. For Class C shares, shares held the longest would be redeemed first.

SPECIAL DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS

      The Fund offers special distribution arrangements for group retirement plans and employee benefit plans, including employer-sponsored, tax-qualified 401(k) plans, and other defined contribution plans (the "Plans"). However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for the Plans as to the purchase, sale or exchange of shares of a Fund, including maximum and minimum initial investment requirements, which are different from those described in the Prospectus and the Fund's SAI. Therefore, plan sponsors or fiduciaries may not impose the same share class eligibility standards as set forth in the Prospectus and the Fund's SAI. The Plans also may not offer all classes of shares of the Fund. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

      Class A shares are available at NAV to all AllianceBernstein-sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees. Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10,000,000. When a non-AllianceBernstein-sponsored group retirement plan terminates the Fund as an investment option, all investments in Class A shares of the Fund through the plan are subject to a 1%, 1-year CDSC upon redemption. Furthermore, when a group retirement plan ceases to participate in an AllianceBernstein-sponsored group retirement plan program, investments in the Fund's Class A shares through the plan are subject to a 1%, 1-year CDSC upon redemption.

      Class C shares are available to group retirement plans with plan level assets of less than $1,000,000 and to AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees.

THE "PROS" AND "CONS" OF DIFFERENT SHARE CLASSES

      The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A shares. Class A shares, with their lower 12b-1 fees, are designed for investors with a long-term investing time frame.

      Although investors in Class B shares do not pay an initial sales charge, Class B shares can be more costly than Class A shares over the long run due to their substantially higher 12b-1 fees. Class B shares redeemed within four years of purchase are also subject to a CDSC. Class B shares are designed for investors with an intermediate-term investing time frame.

      Class C shares should not be considered as a long-term investment because they do not convert to Class A shares and are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.

      Your financial intermediary may receive differing compensation for selling Class A, Class B, or Class C shares. See "Payments to Financial Advisors and their Firms" below.

Choosing a Class of Shares for Group Retirement Plans

      Group retirement plans with plan assets of $1,000,000 or more are eligible to purchase Class A shares at NAV. In addition, under certain circumstances, the 1%, 1-year CDSC may be waived. Class B shares are generally not available to group retirement plans. Class C shares are available to group retirement plans with plan level assets of less tan $1,000,000.

Other

      A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of Class A, Class B, Class C or Advisor Class shares made through your financial advisor. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

      You should consult your financial advisor for assistance in choosing a class of Fund shares.

PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS

      Financial intermediaries market and sell shares of the Fund. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Fund may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

                 -----------------------------------------------

                        What is a Financial Intermediary?

      A financial intermediary is a firm that receives compensation for selling shares of the Fund and/or provides services to the Fund's shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies. Financial intermediaries employ financial advisors who deal with you and other investors on an individual basis.

                 -----------------------------------------------

      In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABIRM to financial intermediaries selling Class A shares. ABIRM may also pay these financial intermediaries a fee of up to 1% on purchases of $1,000,000 or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

      In the case of Class B shares, ABIRM will pay, at the time of your purchase, a commission to financial intermediaries selling Class B Shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

      In the case of Class C shares, ABIRM will pay, at the time of your purchase, a commission to firms selling Class C Shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

      In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees. ABIRM may pay a portion of "ticket" or other transactional charges.

      Your financial advisor's firm receives compensation from the Funds, ABIRM and/or Alliance in several ways from various sources, which include some or all of the following:

      -     upfront sales commissions

      -     12b-1 fees

      -     additional distribution support

      -     defrayal of costs for educational seminars and training

      - payments related to providing shareholder record-keeping and/or transfer agency services

      Please read the Fund's Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support

      In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees," some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABIRM, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

      For 2004 ABIRM's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $20,000,000. In 2003, ABIRM paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19,000 for distribution services and educational support related to the AllianceBernstein Mutual Funds.

      A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABIRM access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list." ABIRM's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

      The Fund and ABIRM also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Funds - Transfer Agency Services" below.

                 -----------------------------------------------

      If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

      Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Fund, Alliance, ABIRM and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

                 -----------------------------------------------

      As of the date of the Prospectus, ABIRM anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

   A.G. Edwards
   AIG Advisor Group
   American Express Financial Advisors
   AXA Advisors
   Banc of America
   Bank One Securities Corp.
   Charles Schwab
   Chase Investment Services
   Citigroup Global Markets
   Commonwealth Financial
   IFMG Securities
   ING Advisors Network
   Legg Mason
   Lincoln Financial Advisors
   Linsco Private Ledger
   Merrill Lynch
   Morgan Stanley
   Mutual Service Corporation
   National Financial
   NPH Holdings
   PFS Investments
   Piper Jaffray
   Raymond James
   RBC Dain Rauscher
   Securities America
   SunTrust Bank
   UBS Financial
   Uvest Financial Services
   Wachovia Securities
   Wells Fargo

      Although the Fund may use brokers or other financial intermediaries who sell shares of the Funds to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers to effect portfolio transactions.

HOW TO EXCHANGE SHARES

      You may exchange your Fund shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange by mail or telephone. In order to receive a day's NAV, AGIS must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Fund may modify, restrict, or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES

      You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the New York Stock Exchange is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.

Selling Shares Through Your Broker or other Financial Advisor

      Your broker or financial advisor must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your broker or financial advisor is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

Selling Shares Directly to the Fund

By Mail

      -- Send a signed letter of instruction or stock power, along with certificates, to:

                        Alliance Global Investor Services
                                 P.O. Box 786003
                           San Antonio, TX 78278-6003

      --    For certified or overnight deliveries, send to:

                        Alliance Global Investor Services
                             8000 IH 10 W, 4th floor
                              San Antonio, TX 78230

      -- For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, AGIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone

      -- You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

      -- AGIS must receive and confirm a telephone redemption request by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

      -- If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

      -- Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check may not exceed $50,000 per day.

      -- Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

      Each Fund's Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

      Risks Associated With Excessive Or Short-term Trading Generally. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, the Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Fund performance.

      Because the Fund may invest in foreign securities, it may be susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

      A shareholder engaging in a short-term trading strategy may also target a fund that does not invest primarily in foreign securities. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Fund may be adversely affected by price arbitrage because it invests, among other things, in small cap securities.

      Policy Regarding Short-term Trading. Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Fund will seek to prevent such practices to the extent they are detected by the procedures described below. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

      o Transaction Surveillance Procedures. The Fund, through its agents, ABIRM and AGIS, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

      o Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

      o Applications of Surveillance Procedures and Restrictions to Omnibus accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund seeks to apply its surveillance procedures to these omnibus account arrangements. If an intermediary does not have the capabilities, or declines, to provide individual account level detail to the Fund, the Fund will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets is detected, the Fund will notify the intermediary and request that the intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Fund that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Fund will continue to monitor the turnover attributable to an intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

      Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in the Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

      Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect excessive or short duration trading in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

HOW THE FUND VALUES ITS SHARES

      The Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If the Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

      The Fund values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

      The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Fund believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

      Subject to the Board's oversight, the Fund's Board has delegated responsibility for valuing the Fund's assets to Alliance. Alliance has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

      Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by the Fund. Your purchase of Fund shares may be subject to an initial sales charge. Your sales of Fund shares may be subject to a CDSC.

OTHER INVESTMENT STRATEGIES AND RISKS

      The Fund's principal investment strategies and their associated risks are described in the "Questions and Answers" section above under "How Do the Investment Goals, Strategies and Policies of the Funds Compare?" and in "Appendix D -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

      Derivatives. The Fund may use derivatives to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

      Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund may use derivatives for one or more of these purposes. The use of derivatives may have greater risk if they are used for other than hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefits to Fund shareholders. The Fund may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions. Alliance's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objective and policies.

      Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated. There are four principal types of derivative instruments - options, futures, forwards, and swaps - from which virtually any type of derivative transaction can be created.

      o Options--An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

      o Futures--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an under-lying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

      o Forwards--A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an under-lying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

      o Swaps--A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting as principals and as agents utilizing standard swap documentation. As a result, the swap market has become well established and relatively liquid.

      While the judicious use of derivatives by highly-experienced investment managers such as Alliance can be quite beneficial, derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues relating to the use of derivatives that investors should understand before investing in the Fund.

      Derivatives Used by the Fund. The following describes specific derivatives that the Fund may use.

      Forward Currency Exchange Contracts. The Fund may purchase or sell forward currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward currency exchange contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

      The Fund may enter into a forward currency exchange contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). The Fund will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. When the Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). The Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, the Fund may, in the alternative, enter into a forward currency exchange contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward currency exchange contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such forward currency exchange contracts.

      Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

      Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

      The Fund may purchase options on futures contracts written or purchased by the Fund that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

      The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 100% of its total assets.

      Options on Currencies. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See the Fund's SAI for further discussion of the use, risks, and costs of options on currencies.

      Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by the Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by the Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

      A call option is for cross-hedging purposes if the Fund does not own the underlying security, and the position is designed to provide a hedge against a decline in value in another security that the Fund owns or has the right to acquire. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

      In purchasing an option, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

      If an option written by the Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the under-lying security would then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. The Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

      Options purchased or written by the Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

      Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

      Swap Transactions. A swap transaction involves a swap agreement, which is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset, reference rate or index. The Fund will not enter into swap transactions unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized statistical rating organization.

      Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps and total return swaps. Most swap agreements provide that when the payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; dollar-denominated payments may be exchanged for non-dollar-denominated payments; and payments tied to the price of one asset, reference rate or index may be exchanged for payments tied to the price of another asset, reference rate or index.

      o Currency Swaps. Currency swaps involve the individually negotiated exchange by the Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

      o Interest Rate Swaps, Caps and Floors. The Fund may enter into interest rate transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund does not intend to use these transactions in a speculative manner.

        Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

      The Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. There is no limit on the amount of interest rate transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

      An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

      The use of swap agreements by the Fund entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

      Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. For this reason, a swap transaction may be subject to the Fund's limitation on investments in illiquid securities.

      Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions. Such a swap transaction will not be considered to constitute the issuance of a "senior security" by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets.

      The use of a swap transaction involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

      Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.

      Depositary Receipts. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

      Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

      When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Fund may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

      The use of forward commitments enables the Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis to obtain the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. No forward commitments will be made by the Fund if, as a result, the Fund's aggregate commitments under the transactions would be more than 30% of its total assets. In the event the other party to a forward commitment transaction were to default, the Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

      Illiquid Securities. The Fund will limit its investments in illiquid securities to no more than 15% of their net assets. Illiquid securities generally include: (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

      Because of the absence of a trading market for illiquid securities, the Fund may not be able to realize their full value upon sale. Alliance will monitor the liquidity of the Fund's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by the Fund.

      A fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which the Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities

      Loans of Portfolio Securities. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise owner-ship rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

      Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

      Rights and Warrants. The Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

      Short Sales. A short sale is effected by selling a security that the Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. The Fund may utilize short selling in order to attempt both to protect their portfolios against the effects of potential downtrends in the securities markets and as a means of enhancing their overall performance. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

      Standby Commitment Agreements. Standby commitment agreements commit the Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. The Fund will enter into such agreements only for the purpose of investing in the security under-lying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 50% of the Fund's assets at the time of making the commitment.

      There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund will bear the risk of capital loss in the event that the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

      Future Developments. The Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

      General. The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

      The Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by the Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively. In addition, the Fund's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Fund for U.S. federal income tax purposes.

      Portfolio Turnover. The portfolio turnover rate for the Fund is included in the Financial Highlights section (see Appendix F herein). The Fund is actively managed and, in some cases in response to market conditions, the Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

      Temporary Defensive Position. For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, the Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. Such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign govern-mental entities, companies, and supranational organizations. While the Fund is investing for temporary defensive purposes, it may not meet its investment objectives.

      Portfolio Holdings. Alliance publishes a complete schedule of the portfolio holdings for the Fund monthly on www.AllianceBernstein.com (click on the "US-INVESTORS" link, then click on the "Pricing & Performance" quick link, then select the Fund, then click on the "Holdings" link). Alliance posts the schedule on the website as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. In addition, Alliance may post information about the number of securities the Fund holds, a summary of the Fund's top ten holdings (including name and the percentage of the Fund's assets invested in each holding), and a percentage of the breakdown of the Fund's investments by country, sector and industry, as applicable. The Fund's SAI includes a description of the policies and procedures that apply to disclosure of the Fund's portfolio holdings. These policies and procedures are also available at www.AllianceBernstein.com.

MANAGEMENT OF THE FUND

Investment Advisor

      The Fund's Adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of December 31, 2004 totaling approximately $539 billion (of which approximately $118 billion represented assets of investment companies). As of December 31, 2004, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 37 of the nation's FORTUNE 100 companies), for public employee retirement funds in 39 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 48 registered investment companies managed by Alliance, comprising 121 separate investment portfolios, currently have approximately 6.7 million shareholder accounts. Alliance provides investment advisory services and order placement facilities for the Fund. For these advisory services, the Fund paid Alliance a fee as a percentage of average daily net assets of .78% during the fiscal year ended July 31, 2004.

      Alliance may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. Alliance may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Fund. Certain other clients of Alliance may have investment objectives and policies similar to those of the Fund. Alliance may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of Alliance to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Alliance to the accounts involved, including the Fund. When two or more of the clients of Alliance (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

Portfolio Manager

      The day-to-day management and investment decisions for the Fund are made by the Adviser's International Research Growth sector analyst-managers, with oversight by the Adviser's International Research Growth Oversight Group. Stock selection within each market sector of the Fund's portfolio is the responsibility of a senior analyst-manager for that sector. The sector analyst-managers rely heavily on the fundamental analysis and research of the Adviser's industry-focused equity analysts abroad. Alliance's International Research Growth Oversight Group, comprised of senior investment professionals, in consultation with the International Research Growth sector analyst-managers, is responsible for determining the market sectors into which the Fund's assets are invested and the percentage allocation into each sector.

      The following table lists the sector analyst-managers with the most significant responsibility for the day-to-day management of the Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person's principal occupation during the past five years:

     ----------------------------------------------------------------------------------------------------
     Employee; Year; Title                                 Principal Occupation During the Past Five (5)
                                                           Years
     ----------------------------------------------------------------------------------------------------
     Hiromitsu Agata; since 2005; Senior Vice President    Senior Vice President of ACAM with which he
     of Alliance Capital Asset Management ("ACAM")         has been associated since prior to 2000.
     ----------------------------------------------------------------------------------------------------
     Isabel Buccellati; since 2005; Vice President of      Vice President of ACL with which she has been
     Alliance Capital Limited ("ACL")                      associated since prior to 2000.
     ----------------------------------------------------------------------------------------------------
     William Johnston; since 2005; Vice President of       Vice President of ACMC with which he has been
     ACMC                                                  associated since prior to 2000.
     ----------------------------------------------------------------------------------------------------

     ----------------------------------------------------------------------------------------------------
     Valli Niththyananthan; since 2005; Vice President     Vice President of ACL with which she has been
     of ACL                                                associated since October 2000. Prior thereto,
                                                           she was a research analyst at Gartmore
                                                           Investment Management since prior to 2000.
     ----------------------------------------------------------------------------------------------------
     Michele Patri; since 2005; Vice President of ACL      Vice President of ACL and a Non-US Developed
                                                           Analyst since April 2001. Prior thereto, he
                                                           was a portfolio manager at Citigroup Asset
                                                           Manager in London since prior to 2000.
     ----------------------------------------------------------------------------------------------------
     Thomas A. Schmitt; since 2005; Senior Vice            Senior Vice President of ACMC with which he
     President of ACMC                                     has been associated since prior to 2000.
     ----------------------------------------------------------------------------------------------------
     Atsushi Yamamoto; since 2005; Senior Vice             Senior Vice President of ACAM with which he
     President of ACAM                                     has been associated since prior to 2000.
     ----------------------------------------------------------------------------------------------------

Legal Proceedings

      As has been previously reported in the press, the Staff of the Commission and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance provide information to them. Alliance has been cooperating and will continue to cooperate with all of these authorities.

      On December 18, 2003, Alliance confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Commission Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

      (i) Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Commission Order. According to the Commission Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

      (ii) Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

      (iii) Alliance agreed to implement changes to its governance and compliance procedures. Additionally, the Commission Order and the NYAG Order contemplate that Alliance's registered investment company clients, including the Fund, will introduce governance and compliance changes.

      In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, Alliance began waiving a portion of its advisory fee it receives for managing the Fund. On September 7, 2004, each Fund's advisory agreement was amended to reflect the reduced advisory fee.

      The special committee of Alliance's Board of Directors, comprised of the members of Alliance's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations. In addition, the Independent Directors of the Fund (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

      On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

      Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, some of which name the Fund as defendants. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market timing and late trading in the District of Maryland.

      As a result of the matters described above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

      Alliance and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the Commission of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The Commission has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The Commission and the National Association of Securities Dealers, Inc. ("NASD") have issued subpoenas to Alliance in connection with this matter and Alliance has provided documents and other information to the Commission and the NASD and is cooperating fully with their investigation.

      On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (the "Aucoin Complaint") was filed against Alliance, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Compliant names certain of the AllianceBernstein Mutual Funds, including the Fund, as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein Mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the 1940 Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

      Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed.

      It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, Alliance believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.

Transfer Agency and Retirement Plan Services

      Alliance Global Investor Services, Inc. ("AGIS") acts as the transfer agent for the Fund. AGIS, an indirect wholly-owned subsidiary of Alliance, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

      Many Fund shares are owned by financial intermediaries for the benefit of their customers. In those cases, the Fund often does not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The Fund, ABIRM and/or Alliance pay to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per customer fund account per annum. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Fund, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.20% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Fund, they are included in the amount appearing opposite the caption "Other Expenses" found in the Fund expense tables (see page 6 of this Prospectus/Proxy Statement). In addition, financial intermediaries may be affiliates of entities that receive compensation from Alliance or ABIRM for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

      Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES

      The Fund's income dividends and capital gains distributions, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of the Fund. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network.

      If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

      While it is the intention of the Fund to distribute to its share-holders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The final determination of the amount of the Fund's return of capital distributions for the period will be made after the end of each calendar year.

      You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and "qualified foreign corporations." Other distributions by the Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. The Fund will notify you as to how much of the Fund's distributions, if any, would qualify for these reduced tax rates.

      Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that the Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

      Under certain circumstances, if the Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

      If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

      The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

      Each year shortly after December 31, the Fund will send its shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

      If you are neither a citizen nor resident of the United States, the Fund will withhold U.S. federal income tax at the rate of 30% on income dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Under the American Jobs Creation Act of 2004, for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund is not required to withhold with respect to distributions of net short-term capital gains in excess of net long-term capital losses nor with respect to distributions of interest income that would not be subject to U.S. federal income tax if earned directly by a non-resident foreign person. The Fund is also required to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Rather, the federal income tax liability of persons subject to backup withholding will be offset by the amount of tax withheld. If backup withholding results in an overpayment of United States federal income tax, a refund or credit may be obtained from the Internal Revenue Service, provided that required information is furnished. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010

CONVERSION FEATURE

      As described above, Advisor Class shares may be held solely through certain fee-based program accounts and employee benefit plans, and by investment advisory clients of, and certain persons associated with, Alliance and its affiliates or the Fund. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the Fund. The Fund will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge. Class A shares have a higher expense ratio, may pay lower dividends, and may have a lower NAV than Advisor Class shares.

                                                                      Appendix F

            Financial Highlights for AllianceBernstein International
                           Research Growth Fund, Inc.

The financial highlights table is intended to help you understand the AllianceBernstein International Research Growth Fund Inc.'s (the "Fund's") financial performance. Information shown is that of Class A, Class B, Class C and Advisor Class shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-221-5672.

A special meeting of the Fund's shareholders has been called for April 21, 2005 for the purpose of seeking shareholder approval of changes to the Fund's investment objective and certain of its fundamental policies. Please note that the that financial highlights table shown below are from periods prior to the implementation of such changes. As a result, these financial highlights may not be representative of the Fund's financial highlights had its new investment objective and investment policies been in place.

Class A

                                       Year Ended        December 1,                      Year Ended November 30,
                                        July 31,        2002 to July                      -----------------------
                                          2004           31, 2003(a)         2002          2001           2000            1999
Net asset value, beginning of
   period                           $   7.54          $   7.31          $     8.36     $    10.50     $    13.22     $     9.63

INCOME FROM INVESTMENT OPERATIONS
   Net investment loss (b)              (.07)(c)(d)       (.03)(c)            (.09)          (.10)          (.14)          (.15)(c)
   Net realized and unrealized
   gain (loss) on investment and
   foreign currency transactions        1.03               .26                (.96)         (2.04)         (2.14)          3.74
Net increase (decrease) in net
   asset value from operations           .96               .23               (1.05)         (2.14)         (2.28)          3.59

LESS: DISTRIBUTIONS
   Distributions from net
   realized gain on investment
   and foreign currency
   transactions                          -0-               -0-                 -0-            -0-           (.44)           -0-
Total distributions                      -0-               -0-                 -0-            -0-           (.44)           -0-
Net asset value, end of period      $   8.50          $   7.54          $     7.31     $     8.36     $    10.50     $    13.22

TOTAL RETURN
Total investment return based on
   net asset value (e)                 12.73%             3.15%             (12.56)%       (20.38)%       (17.88)%        37.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's
   omitted)                         $ 22,001          $ 23,851          $   27,456     $   40,555     $   60,330     $   12,851
Ratio to average net assets of:
   Expenses, net of
     waivers/reimbursements             2.23%             2.50%(f)            2.47%          2.17%          1.95%          2.51%(g)
   Expenses, before
     waivers/reimbursements             2.46%             2.99%(f)            2.47%          2.17%          1.95%          3.26%
   Net investment loss                  (.81)%(c)(d)      (.68)%(c)(f)       (1.17)%        (1.06)%        (1.07)%        (1.34)%(c)
Portfolio turnover rate                   84%               56%                 75%           171%           111%           107%

(a)   Change in fiscal year end.
(b)   Based on average shares outstanding.
(c)   Net of expenses waived/reimbursed by the Adviser.
(d)   Net of expenses waived/reimbursed by the Transfer Agent.
(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(f)   Annualized.
(g) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                            Year Ended
                        November 30, 1999
                        -----------------
           Class A            2.50%
           Class B            3.20%
           Class C            3.20%
        Advisor Class         2.20%

Class B

                                       Year Ended        December 1,                      Year Ended November 30,
                                        July 31,        2002 to July                      -----------------------
                                          2004           31, 2003(a)         2002          2001           2000            1999
Net asset value, beginning of
   period                           $   7.25          $   7.06          $   8.12       $    10.29     $    13.05     $    9.58

INCOME FROM INVESTMENT OPERATIONS
   Net investment loss (b)              (.13)(c)(d)       (.06)(c)          (.14)(c)         (.17)          (.23)         (.22)(c)
   Net realized and unrealized
   gain (loss) on investment and
   foreign currency transactions         .98               .25              (.92)           (2.00)         (2.09)         3.69
Net increase (decrease) in net
   asset value from operations           .85               .19             (1.05)           (2.17)         (2.32)         3.47

LESS: DISTRIBUTIONS
   Distributions from net
   realized gain on investment
   and foreign currency
   transactions                          -0-               -0-               -0-              -0-           (.44)          -0-
Total distributions                      -0-               -0-               -0-              -0-           (.44)          -0-
Net asset value, end of period      $   8.10          $   7.25          $   7.06       $     8.12     $    10.29     $   13.05

TOTAL RETURN
Total investment return based on
   net asset value (e)                 11.72%             2.69%           (13.05)%         (21.09)%       (18.44)%       36.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's
   omitted)                         $ 38,430          $ 45,815          $ 52,744       $   80,353     $  122,503     $  28,678
Ratio to average net assets of:
   Expenses, net of
     waivers/reimbursements             2.99%             3.20%(f)          3.20%            2.92%          2.67%         3.21%(g)
   Expenses, before
     waivers/reimbursements             3.26%             3.79%(f)          3.25%            2.92%          2.67%         3.93%
   Net investment loss                 (1.57)%(c)(d)     (1.38)%(c)(f)     (1.88)%(c)       (1.84)%        (1.79)%       (2.07)%(c)
Portfolio turnover rate                   84%               56%               75%             171%           111%          107%

(a)   Change in fiscal year end.
(b)   Based on average shares outstanding.
(c)   Net of expenses waived/reimbursed by the Adviser.
(d)   Net of expenses waived/reimbursed by the Transfer Agent.
(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(f)   Annualized.

(g) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                            Year Ended
                        November 30, 1999
                        -----------------
           Class A            2.50%
           Class A            2.50%
           Class B            3.20%
           Class C            3.20%
        Advisor Class         2.20%

Class C

                                       Year Ended        December 1,                      Year Ended November 30,
                                        July 31,        2002 to July                      -----------------------
                                          2004           31, 2003(a)         2002          2001           2000            1999
Net asset value, beginning of
   period                           $   7.25          $   7.06          $   8.13       $    10.29     $    13.05     $     9.57

INCOME FROM INVESTMENT OPERATIONS
   Net investment loss (b)              (.13)(c)(d)       (.06)(c)          (.14)(c)         (.16)          (.23)          (.22)(c)
   Net realized and unrealized
   gain (loss) on investment and
   foreign currency transactions         .98               .25              (.93)           (2.00)         (2.09)          3.70
Net increase (decrease) in net
   asset value from operations           .85               .19             (1.07)           (2.16)         (2.32)          3.48

LESS: DISTRIBUTIONS
   Distributions from net
   realized gain on investment
   and foreign currency
   transactions                          -0-               -0-               -0-              -0-           (.44)           -0-
Total distributions                      -0-               -0-               -0-              -0-           (.44)           -0-
Net asset value, end of period      $   8.10          $   7.25          $   7.06       $     8.13     $    10.29     $    13.05

TOTAL RETURN
Total investment return based on
   net asset value (e)                 11.72%             2.69%           (13.16)%         (20.99)%       (18.44)%        36.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's
   omitted)                         $ 12,417          $ 15,257          $ 17,942       $   28,990     $   46,894     $    9,235
Ratio to average net assets of:
   Expenses, net of
     waivers/reimbursements             2.97%             3.20%(f)          3.20%            2.88%          2.66%          3.21%(g)
   Expenses, before
     waivers/reimbursements             3.21%             3.73%(f)          3.20%            2.88%          2.66%          3.92%
   Net investment loss                 (1.54)%(c)(d)     (1.37)%(c)(f)     (1.90)%(c)       (1.80)%        (1.79)%        (2.06)%(c)
Portfolio turnover rate                   84%               56%               75%             171%           111%           107%

(a)   Change in fiscal year end.
(b)   Based on average shares outstanding.
(c)   Net of expenses waived/reimbursed by the Adviser.
(d)   Net of expenses waived/reimbursed by the Transfer Agent.
(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(f)   Annualized.
(g) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                            Year Ended
                        November 30, 1999
                        -----------------
           Class A            2.50%
           Class B            3.20%
           Class C            3.20%
        Advisor Class         2.20%

Advisor Class

                                       Year Ended        December 1,                      Year Ended November 30,
                                        July 31,        2002 to July                      -----------------------
                                          2004           31, 2003(a)         2002          2001           2000            1999
Net asset value, beginning of
   period                           $   7.66          $   7.41          $     8.44     $    10.58     $    13.27     $     9.64

INCOME FROM INVESTMENT OPERATIONS
   Net investment loss (b)              (.03)(c)(d)       (.01)(c)            (.07)          (.07)          (.09)          (.12)(c)
   Net realized and unrealized
   gain (loss) on investment and
   foreign currency transactions        1.02               .26                (.96)         (2.07)         (2.16)          3.75
Net increase (decrease) in net
   asset value from operations           .99               .25               (1.03)         (2.14)         (2.25)          3.63

LESS: DISTRIBUTIONS
   Distributions from net
   realized gain on investment
   and foreign currency
   transactions                          -0-               -0-                 -0-            -0-           (.44)           -0-
Total distributions                      -0-               -0-                 -0-            -0-           (.44)           -0-
Net asset value, end of period      $   8.65          $   7.66          $     7.41     $     8.44     $    10.58     $    13.27

TOTAL RETURN
Total investment return based on
   net asset value (e)                 12.92%             3.37%             (12.20)%       (20.23)%       (17.57)%        37.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's
   omitted)                         $ 14,407          $ 12,629          $   11,437     $   14,116     $   18,800     $    2,386
Ratio to average net assets of:
   Expenses, net of
     waivers/reimbursements             1.90%             2.20%(f)            2.18%          1.86%          1.61%          2.21%(g)
   Expenses, before
     waivers/reimbursements             2.13%             2.70%(f)            2.18%          1.86%          1.61%          2.96%
   Net investment loss                  (.37)%(c)(d)      (.32)%(c)(f)        (.85)%         (.78)%         (.68)%        (1.06)%(c)
Portfolio turnover rate                   84%               56%                 75%           171%           111%           107%

(a)   Change in fiscal year end.
(b)   Based on average shares outstanding.
(c)   Net of expenses waived/reimbursed by the Adviser.
(d)   Net of expenses waived/reimbursed by the Transfer Agent.
(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(f)   Annualized.
(g) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                            Year Ended
                        November 30, 1999
                        -----------------
           Class A            2.50%
           Class B            3.20%
           Class C            3.20%
        Advisor Class         2.20%

                                                                      Appendix G

                                FUND INFORMATION

Shares Outstanding and Entitled to Vote of the Acquired Funds

      For each class of each Acquired Fund's shares entitled to vote at the Meeting, the number of shares outstanding as of March 15, 2005 was as follows:

                                                             Number of Shares
                                                             Outstanding and
Fund                                           Class         Entitled to Vote
----                                           -----         ----------------

All-Asia Fund                                    A            1,344,230.512
                                                 B            1,588,987.407
                                                 C             587,506.220
                                              Advisor          818,710.383

New Europe Fund                                  A            4,065,438.333
                                                 B            3,165,915.919
                                                 C             999,607.101
                                              Advisor          267,703.885

Ownership of Shares

      As of February 24, 2005, each Fund believes that its Directors and officers, as a group, owned less than one percent of each class of shares of each Fund. As of March 15, 2005, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted
Fund:

                                                                                     Number of         Percentage of
                                                                                    Outstanding         Outstanding
                                                                                     Shares of        Shares of Class
Fund and Class                     Name and Address of Shareholder                  Class Owned            Owned
--------------                     -------------------------------                  -----------            -----
All-Asia Fund

    Class A..................    Citigroup Global Markets                              76,624.825           5.70%
                                 Attn: Cindy Tempesta
                                 313 W. 34th St. Fl. 3
                                 New York, NY 10001-2402

                                 Pershing LLC                                         150,896.751          11.22%
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052

                                 MLPF&S                                               118,275.414           8.80%
                                 For the Sole Benefit of Its Customers
                                 Attn: Fund Admin.
                                 4800 Deer Lake Dr. East, 2nd Fl.
                                 Jacksonville, FL32246-6484

                                 Union Bank of California Trust Nominee                85,001.484           6.32%
                                 F/B/O Closren Inc. 401K
                                 P.O. Box 85484
                                 San Diego, CA 92186-5484

    Class B..................    Citigroup Global Markets                             111,882.057           7.00%
                                 Attn: Cindy Tempesta
                                 313 W. 34th St. Fl. 3
                                 New York, NY 10001-2402

                                 Pershing LLC                                         167,526.327          10.48%
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052

                                 First Clearing LLC                                    80,689.375           5.05%
                                 Special Custody Acct. for the Exclusive
                                 Benefit of Customer
                                 10750 Wheat First Dr.
                                 Glen Allen, VA 23060-9245

                                 MLPF&S                                               117,005.789           7.32%
                                 For the Sole Benefit of Its Customers
                                 Attn: Fund Admin.
                                 4800 Deer Lake Dr. East, 2nd Fl.
                                 Jacksonville, FL 32246-6484

                                 Dean Witter Reynolds                                  94,335.568           5.90%
                                 Attn: Mutual Fund Operations
                                 2 Harborside Plaza, 2nd Fl.
                                 Jersey City, NJ 07311

    Class C..................    Citigroup Global Markets                              96,973.498          16.06%
                                 Attn: Cindy Tempesta
                                 313 W. 34th St. Fl. 3
                                 New York, NY 10001-2402

                                 First Clearing LLC                                    76,801.734          12.72%
                                 Special Custody Acct. for the Exclusive
                                 Benefit of Customer
                                 10750 Wheat First Dr.
                                 Glen Allen, VA 23060-9245

                                 Merrill Lynch                                         62,776.521          10.39%
                                 Mutual Fund Admin
                                 4800 Deer Lake Dr. East, 2nd Fl.
                                 Jacksonville, FL 32246-6484

    Advisor Class ...........    Frontier Trust Company                                80,529.385           9.84%
                                 F/B/O Maurice S. Mandel Rollover IRA
                                 14 Hillside Ave.
                                 Prt. Washington, NY 11050-2747

                                 Trust for Profit Sharing Plan for Employees of       664,897.240          81.21%
                                 Alliance Capital Mgmt L.P., Plan F
                                 Attn: Diana Marotta, Fl. 31
                                 1345 Avenue of the Americas
                                 New York, NY 10105

New Europe Fund

    Class A..................    Citigroup Global Markets                             504,251.207          12.17%
                                 Attn: Cindy Tempesta
                                 313 W. 34th St. Fl. 3
                                 New York, NY 10001-2402

                                 Pershing LLC                                         419,934.598          10.30%
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052

                                 MLPF&S                                               231,179.804           5.67%
                                 For the Sole Benefit of Its Customers
                                 Attn: Fund Admin. 1977K41
                                 4800 Deer Lake Dr. East, 2nd Fl.
                                 Jacksonville, FL 32246-6484

    Class B..................    Citigroup Global Markets                             198,976.155           6.28%
                                 Attn: Cindy Tempesta
                                 313 W. 34th St. Fl. 3
                                 New York, NY 10001-2402

                                 Pershing LLC                                         430,435.091          11.59%
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052

                                 First Clearing LLC                                   183,177.910           5.78%
                                 Special Custody Acct. for the Exclusive
                                 Benefit of Customer
                                 10750 Wheat First Dr.
                                 Glen Allen, VA 23060-9245

                                 MLPF&S                                               185,823.916           5.86%
                                 For the Sole Benefit of Its Customers
                                 Attn: Fund Admin. 1977H23
                                 4800 Deer Lake Dr. East, 2nd Fl.
                                 Jacksonville, FL 32246-6484

    Class C..................    Citigroup Global Markets                             167,487.023          16.74%
                                 Attn: Cindy Tempesta
                                 313 W. 34th St. Fl. 3
                                 New York, NY 10001-2402

                                 Pershing LLC                                          62,990.469           6.30%
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052

                                 First Clearing LLC                                    92,860.562           9.28%
                                 Special Custody Acct. for the Exclusive
                                 Benefit of Customer
                                 10750 Wheat First Dr.
                                 Glen Allen, VA 23060-9245

                                 MLPF&S                                               159,126.689          15.91%
                                 For the Sole Benefit of Its Customers
                                 Attn: Fund Admin.
                                 4800 Deer Lake Dr. East, 2nd Fl.
                                 Jacksonville, FL 32246-6484

    Advisor Class ...........    Frontier Trust Company                                25,058.416           9.36%
                                 F/B/O Maurice S. Mandel Rollover IRA
                                 14 Hillside Ave.
                                 Prt. Washington, NY 11050-2747

                                 MLPF&S                                                59,221.630          22.02%
                                 For the Sole Benefit of Its Customers
                                 Attn: Fund Admin.
                                 4800 Deer Lake Dr. East, 2nd Fl.
                                 Jacksonville, FL 32246-6484

                                 Trust for Profit Sharing Plan for Employees of       159,779.985          59.69%
                                 Alliance Capital Mgmt L.P., Plan F
                                 Attn: Diana Marotta, Fl. 31
                                 1345 Avenue of the Americas
                                 New York, NY 10105

International Research
Growth Fund

    Class A..................    Pershing LLC                                         218,352.425           9.96%
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052

    Class B..................    Citigroup Global Markets                             267,195.522           6.91%
                                 Attn: Cindy Tempesta
                                 313 W. 34th St. Fl. 3
                                 New York, NY 10001-2402

                                 Pershing LLC                                         384,852.926           9.98%
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052

                                 First Clearing LLC                                   253,488.321           6.57%
                                 Special Custody Acct. for the Exclusive
                                 Benefit of Customer
                                 10750 Wheat First Dr.
                                 Glen Allen, VA 23060-9245

                                 MLPF&S                                               563,454.473          14.61%
                                 For the Sole Benefit of Its Customers
                                 Attn: Fund Admin.
                                 4800 Deer Lake Dr. East, 2nd Fl.
                                 Jacksonville, FL 32246-6484

    Class C..................    Citigroup Global Markets                             140,756.264          11.51%
                                 Attn: Cindy Tempesta
                                 313 W. 34th St. Fl. 3
                                 New York, NY 10001-2402

                                 Pershing LLC                                         111,666.962           9.13%
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-2052

                                 First Clearing LLC                                    65,869.700           5.39%
                                 Special Custody Acct. for the Exclusive
                                 Benefit of Customer
                                 10750 Wheat First Dr.
                                 Glen Allen, VA 23060-9245

                                 MLPF&S                                               241,417.561          19.75%
                                 For the Sole Benefit of Its Customers
                                 Attn: Fund Admin.
                                 4800 Deer Lake Dr. East, 2nd Fl.
                                 Jacksonville, FL 32246-6484

    Advisor Class ...........    Strafe & Co. FBO                                     784,383.381          32.80%
                                 Munson Medical Center Operating - Sec.
                                 Assets
                                 P.O. Box 160
                                 Westerville, OH 43086-0360

                                 PIMS/Prudential Retirement                         1,088,353.708          45.51%
                                 As Nominee for the TTEE/Cust. Pl. 007
                                 Alliance Capital Management
                                 300 International Pkwy, Suite 270
                                 Heathrow, FL 32746-5028

                                 Trust for Profit Sharing Plan for Employees of       364,564.411          15.24%
                                 Alliance Capital Management, L.P. Plan 8
                                 Attn: Diana Marotta, Fl. 31
                                 1345 Avenue of the Americas
                                 New York, NY 10105

Ownership of Shares Upon Consummation of Acquisition

      As of March 15, 2005, the shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund would own the following percentage of the International Research Growth Fund upon consummation of the Acquisition:


                                                                                      Percentage of
                                                                                  Outstanding Shares of
                                                                                    Class Owned Upon
                                                                                    Consummation of
Fund and Class                       Name and Address of Shareholder                  Acquisition
--------------                       --------------------------------             ----------------------

All-Asia Fund

    Class A.......................   Citigroup Global Markets                              9.95%
                                     Attn: Cindy Tempesta
                                     313 W. 34th St. Fl. 3
                                     New York, NY 10001-2402

                                     Pershing LLC                                         10.34%
                                     P.O. Box 2052
                                     Jersey City, NJ 07303-2052

                                     MLPF&S                                                5.57%
                                     For the Sole Benefit of Its Customers
                                     Attn: Fund Admin.
                                     4800 Deer Lake Dr. East, 2nd Fl.
                                     Jacksonville, FL32246-6484


    Class B.......................   Citigroup Global Markets                             17.99%
                                     Attn: Cindy Tempesta
                                     313 W. 34th St. Fl. 3
                                     New York, NY 10001-2402

                                     Pershing LLC                                         32.28%
                                     P.O. Box 2052
                                     Jersey City, NJ 07303-2052

                                     First Clearing LLC                                   16.39%
                                     Special Custody Acct. for the Exclusive
                                     Benefit of Customer
                                     10750 Wheat First Dr.
                                     Glen Allen, VA 23060-9245

                                     MLPF&S                                               25.68%
                                     For the Sole Benefit of Its Customers
                                     Attn: Fund Admin.
                                     4800 Deer Lake Dr. East, 2nd Fl.
                                     Jacksonville, FL 32246-6484

                                     Dean Witter Reynolds                                  8.47%
                                     Attn: Mutual Fund Operations
                                     2 Harborside Plaza, 2nd Fl.
                                     Jersey City, NJ 07311

    Class C.......................   MLPF&S                                                5.42%
                                     For the Sole Benefit of Its Customers
                                     Attn: Fund Admin.
                                     4800 Deer Lake Dr. East, 2nd Fl.
                                     Jacksonville, FL 32246-6484

                                                                                      Percentage of
                                                                                  Outstanding Shares of
                                                                                    Class Owned Upon
                                                                                    Consummation of
Fund and Class                       Name and Address of Shareholder                  Acquisition
--------------                       --------------------------------             ----------------------

All-Asia Fund

    Advisor Class ................   MLPF&S                                                5.09%
                                     For the Sole Benefit of Its Customers
                                     Attn: Fund Admin.
                                     4800 Deer Lake Dr. East, 2nd Fl.
                                     Jacksonville, FL32246-6484

                                     Trust for Profit Sharing Plan for Employees          36.04%
                                     of Alliance Capital Mgmt L.P., Plan X
                                     Attn: Diana Marotta, Fl. 31
                                     1345 Avenue of the Americas
                                     New York, NY 10105

New Europe Fund

    Class A.......................   Citigroup Global Markets                              9.95%
                                     Attn: Cindy Tempesta
                                     313 W. 34th St. Fl. 3
                                     New York, NY 10001-2402

                                     Pershing LLC                                         10.34%
                                     P.O. Box 2052
                                     Jersey City, NJ 07303-2052

                                     MLPF&S                                                5.57%
                                     For the Sole Benefit of Its Customers
                                     Attn: Fund Admin.
                                     4800 Deer Lake Dr. East, 2nd Fl.
                                     Jacksonville, FL32246-6484

    Class B.......................   Citigroup Global Markets                             17.99%
                                     Attn: Cindy Tempesta
                                     313 W. 34th St. Fl. 3
                                     New York, NY 10001-2402

                                     Pershing LLC                                         32.28%
                                     P.O. Box 2052
                                     Jersey City, NJ 07303-2052

                                     First Clearing LLC                                   16.39%
                                     Special Custody Acct. for the Exclusive
                                     Benefit of Customer
                                     10750 Wheat First Dr.
                                     Glen Allen, VA 23060-9245

                                     MLPF&S                                               25.68%
                                     For the Sole Benefit of Its Customers
                                     Attn: Fund Admin.
                                     4800 Deer Lake Dr. East, 2nd Fl.
                                     Jacksonville, FL 32246-6484

                                     Dean Witter Reynolds                                  8.47%
                                     Attn: Mutual Fund Operations
                                     2 Harborside Plaza, 2nd Fl.
                                     Jersey City, NJ 07311

                                                                                      Percentage of
                                                                                  Outstanding Shares of
                                                                                    Class Owned Upon
                                                                                    Consummation of
Fund and Class                       Name and Address of Shareholder                  Acquisition
--------------                       --------------------------------             ----------------------

    Class C.......................   MLPF&S                                                5.42%
                                     For the Sole Benefit of Its Customers
                                     Attn: Fund Admin.
                                     4800 Deer Lake Dr. East, 2nd Fl.
                                     Jacksonville, FL 32246-6484

    Advisor Class ................   MLPF&S                                                5.09%
                                     For the Sole Benefit of Its Customers
                                     Attn: Fund Admin.
                                     4800 Deer Lake Dr. East, 2nd Fl.
                                     Jacksonville, FL32246-6484

                                     Trust for Profit Sharing Plan for Employees          36.04%
                                     of Alliance Capital Mgmt L.P., Plan X
                                     Attn: Diana Marotta, Fl. 31
                                     1345 Avenue of the Americas
                                     New York, NY 10105

International Research
Growth Fund

    Class B.......................   Citigroup Global Markets                             17.99%
                                     Attn: Cindy Tempesta
                                     313 W. 34th St. Fl. 3
                                     New York, NY 10001-2402

                                     Pershing LLC                                         32.28%
                                     P.O. Box 2052
                                     Jersey City, NJ 07303-2052

                                     First Clearing LLC                                   16.39%
                                     Special Custody Acct. for the Exclusive
                                     Benefit of Customer
                                     10750 Wheat First Dr.
                                     Glen Allen, VA 23060-9245

                                     MLPF&S                                               25.68%
                                     For the Sole Benefit of Its Customers
                                     Attn: Fund Admin.
                                     4800 Deer Lake Dr. East, 2nd Fl.
                                     Jacksonville, FL 32246-6484

                                     Dean Witter Reynolds                                  8.47%
                                     Attn: Mutual Fund Operations
                                     2 Harborside Plaza, 2nd Fl.
                                     Jersey City, NJ 07311

    Class C.......................   MLPF&S                                                5.42%
                                     For the Sole Benefit of Its Customers
                                     Attn: Fund Admin.
                                     4800 Deer Lake Dr. East, 2nd Fl.
                                     Jacksonville, FL 32246-6484

    Advisor Class ................   MLPF&S                                                5.09%
                                     For the Sole Benefit of Its Customers
                                     Attn: Fund Admin.
                                     4800 Deer Lake Dr. East, 2nd Fl.
                                     Jacksonville, FL32246-6484

                                     Trust for Profit Sharing Plan for Employees          36.04%
                                     of Alliance Capital Mgmt L.P., Plan X
                                     Attn: Diana Marotta, Fl. 31
                                     1345 Avenue of the Americas
                                     New York, NY 10105

                                     PIMS/Prudential Retirement                           36.62%
                                     As Nominee for the TTEE/CUST Pl. 007
                                     Alliance Capital Management
                                     300 International Pkwy Ste. 270
                                     Heathrow, FL 32746-5028

                                     Strafe & Co. FAO                                     26.39%
                                     Munsun Med. Ctr. Operation - Seg. Assets
                                     P.O. Box 160
                                     Westerville, OH 43086-0160

           ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND, INC.

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 29, 2005

      This Statement of Additional Information (the "SAI") relates to the proposed acquisitions (the "Acquisitions") of all of the assets and liabilities of AllianceBernstein All-Asia Investment Fund, Inc. (the "All-Asia Fund") and AllianceBernstein New Europe Fund, Inc. (the "New Europe Fund" and together with the All-Asia Fund, the "Acquired Funds") by AllianceBernstein International Research Growth Fund, Inc. (the "Acquiring Fund").

      This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated March 29, 2005 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisitions. As described in the Prospectus/Proxy Statement, the Acquisitions would involve the transfer of all the assets of each Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of such Acquired Fund. Each Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund. The Acquiring Fund will be the survivor for accounting purposes.

      This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Acquired Fund at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-221-5672.

                                TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND
   AND THE ACQUIRED FUNDS ..................................................   2
FINANCIAL STATEMENTS .......................................................   2
APPENDIX A ................................................................. A-1

Additional Information about the Acquiring Fund and the Acquired Fund.

Attached hereto as Appendix A is the Statement of Additional Information of the Acquiring Fund dated November 1, 2004, as amended March 24, 2005 to reflect certain changes to the Acquiring Fund's investment objective and fundamental investment restrictions with respect to which shareholder approval is currently being sought, the approval of which is a condition to the effectiveness of the Acquisitions.

Further information about All-Asia Fund and New Europe Fund is contained in their Statements of Additional Information dated March 1, 2004, as amended May 3, 2004, and November 1, 2004, respectively, which are available upon request and without charge by writing to the Acquired Fund at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-221-5672.

Financial Statements.

The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended July 31, 2004, of the Acquiring Fund has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended October 31, 2004, of the All-Asia Fund, which report contains historical financial information regarding the All-Asia Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended July 31, 2004, of the New Europe Fund, which report contains historical financial information regarding the New Europe Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Pro forma financial statements of the Acquiring Funds for each Acquisition, and for both acquisitions taken together, are provided on the following pages.

                ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND, INC.
                     ALLIANCEBERNSTEIN NEW EUROPE FUND, INC.
                                       AND
           ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND, INC.

                    PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)

The accompanying unaudited pro forma combining investment portfolio and statement of assets and liabilities assumes that three possible exchanges described in the next paragraph occurred as of July 31, 2004 and the unaudited pro forma combining statement of operations for the twelve months ended July 31, 2004 presents the results of operations of the Acquiring Fund as if the combination with (1) both Acquired Funds, (2) All-Asia Fund, Inc. but not New Europe Fund or (3) New Europe Fund but not All-Asia Fund, had been consummated at August 1, 2003. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had any of the combinations been consummated at August 1, 2003. In addition, it should be noted that a special meeting of the Acquiring Fund's shareholders has been called for April 21, 2005 to seek shareholder approval of changes to the Acquiring Fund's investment objective and certain of its fundamental investment policies. The pro forma results of operations are for periods prior to the implementation of such changes. As a result, the pro forma results of operations may not be representative of results the Fund would have would have achieved had its proposed investment objective and investment policies been in place. These historical statements have been derived from All-Asia Fund's, New Europe Fund's and Acquiring Fund's books and records utilized in calculating daily net asset values at July 31, 2004, and for the twelve-month period then ended.

The pro forma statements give effect to three scenarios: (1) the proposed transfer of all of the assets of the All-Asia Fund and the New Europe Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the All-Asia Fund and the New Europe Fund, and for a number of the Acquiring Fund's shares equal in value to the value of the net assets of the All-Asia Fund and the New Europe Fund transferred to the Acquiring Fund; (2) the proposed transfer of all of the assets of the All-Asia Fund, but not the New Europe Fund, to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the All-Asia Fund, and for a number of the Acquiring Fund's shares equal in value to the value of the net assets of the All-Asia Fund transferred to the Acquiring Fund; and (3) the proposed transfer of all of the assets of the New Europe Fund, but not the All-Asia Fund, to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the New Europe Fund, and for a number of the Acquiring Fund's shares equal in value to the value of the net assets of the New Europe Fund transferred to the Acquiring Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Acquiring Fund for pre-combination periods will not be restated. The pro forma statement of operations does not reflect the expenses of any of the funds in carrying out their obligations under the Agreements and Plans of Reorganization.

The unaudited pro forma combining statements should be read in conjunction with the separate financial statements of the All-Asia Fund, the New Europe Fund and the Acquiring Fund incorporated by reference in this SAI.

                           PRO FORMA ALLIANCEBERNSTEIN
                        INTERNATIONAL PREMIER GROWTH FUND
                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

               ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND
                   ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND
                        ALLIANCEBERNSTEIN NEW EUROPE FUND

--------------------------------------------------------------------------------

                                  JULY 31, 2004
                                   (unaudited)

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN
INTERNATIONAL PREMIER GROWTH FUND
July 31, 2004 (unaudited)


                             AllianceBernstein International Premier Growth Fund
                                      AllianceBernstein All-Asia Investment Fund
                                               AllianceBernstein New Europe Fund
================================================================================

                                         Pro Forma      AllianceBernstein  AllianceBernstein                          Pro Forma
                                     AllianceBernstein    International        All-Asia       AllianceBernstein   AllianceBernstein
                                       International      Premier Growth      Investment         New Europe         International
                                    Premier Growth Fund       Fund               Fund               Fund         Premier Growth Fund
Company                                   Shares          (U.S.$ Value)      (U.S.$ Value)      (U.S.$ Value)       (U.S.$ Value)
------------------------------------------------------------------------------------------------------------------------------------
COMMON & PREFERRED
STOCKS-99.2%

AUSTRALIA-1.1%
Australia & New Zealand Banking
  Group, Ltd. ..................           29,374         $        -0-       $    372,805        $        -0-          $   372,805
BHP Billiton, Ltd. ...........             52,073                  -0-            482,313                 -0-              482,313
James Hardie Industries NV....             23,390                  -0-             93,693                 -0-               93,693
National Australia Bank, Ltd.               8,868                  -0-            166,207                 -0-              166,207
News Corp., Ltd. .............             31,625                  -0-            271,583                 -0-              271,583
Perpetual Trustees Australia, Ltd.         10,424                  -0-            336,971                 -0-              336,971
QBE Insurance Group, Ltd. ....             31,106                  -0-            272,809                 -0-              272,809
St. George Bank, Ltd. ........             17,673                  -0-            263,919                 -0-              263,919
Westpac Banking Corp., Ltd. ..             17,169                  -0-            203,304                 -0-              203,304
Woodside Petroleum, Ltd. .....             20,191                  -0-            255,264                 -0-              255,264
                                                          ------------       ------------        ------------          -----------
                                                                   -0-          2,718,868                 -0-            2,718,868
                                                          ------------       ------------        ------------          -----------
CHINA -0.3%
China Petroleum and Chemical
  Corp. (Sinopec) Cl. H.........          828,000                  -0-            321,128                 -0-              321,128
China Resources Enterprise, Ltd.          102,000                  -0-            125,543                 -0-              125,543
China Telecom Corp., Ltd. Cl. H           430,000                  -0-            141,961                 -0-              141,961
CNOOC, Ltd. ..................            415,000                  -0-            199,527                 -0-              199,527
                                                          ------------       ------------        ------------          -----------
                                                                   -0-            788,159                 -0-              788,159
                                                          ------------       ------------        ------------          -----------
FRANCE-12.2%
BNP Paribas, SA...............             62,444              977,129                -0-           2,658,628            3,635,757
Essilor International, SA.....             48,341              734,504                -0-           2,235,543            2,970,047
L'Oreal, SA...................             56,663            1,433,467                -0-           2,626,911            4,060,378
LVMH Moet Hennessy Louis
  Vuitton, SA.................             64,068            1,734,588                -0-           2,636,420            4,371,008
Sanofi-Synthelabo, SA.........             11,010                  -0-                -0-             730,377              730,377
Schneider Electric, SA........             60,219            1,774,441                -0-           2,054,634            3,829,075
Total, SA.....................             48,957            2,889,331                -0-           6,613,766            9,503,097
Vinci, SA.....................             10,147                  -0-                -0-           1,032,903            1,032,903
                                                          ------------       ------------        ------------          -----------
                                                             9,543,460                -0-          20,589,182           30,132,642
                                                          ------------       ------------        ------------          -----------
GERMANY-7.0%
Altana AG.....................             47,771            1,606,516                -0-             985,022            2,591,538
E.ON AG.......................             18,415                  -0-                -0-           1,308,072            1,308,072
Porsche AG pfd. ..............              6,052            1,291,163                -0-           2,619,701            3,910,864
SAP AG........................             53,313            3,398,170                -0-           5,152,897            8,551,067
Siemens AG....................             13,320              931,814                -0-                 -0-              931,814
                                                          ------------       ------------        ------------          -----------
                                                             7,227,663                -0-          10,065,692           17,293,355
                                                          ------------       ------------        ------------          -----------
HONG KONG-0.8%
Cheung Kong Holdings, Ltd. ...             25,000                  -0-            184,302                 -0-              184,302
Esprit Holdings, Ltd. ........            240,000              771,876            298,935                 -0-            1,070,811
HSBC Holdings Plc. ...........             10,000                  -0-            147,442                 -0-              147,442
Li & Fung, Ltd. ..............            160,000                  -0-            221,547                 -0-              221,547
Sun Hung Kai Properties, Ltd.              30,000                  -0-            253,856                 -0-              253,856
                                                          ------------       ------------        ------------          -----------
                                                               771,876          1,106,082                 -0-            1,877,958
                                                          ------------       ------------        ------------          -----------

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN
INTERNATIONAL PREMIER GROWTH FUND
(continued)


                             AllianceBernstein International Premier Growth Fund
                                      AllianceBernstein All-Asia Investment Fund
                                               AllianceBernstein New Europe Fund
================================================================================

                                         Pro Forma      AllianceBernstein  AllianceBernstein                          Pro Forma
                                     AllianceBernstein    International        All-Asia       AllianceBernstein   AllianceBernstein
                                       International      Premier Growth      Investment         New Europe         International
                                    Premier Growth Fund       Fund               Fund               Fund         Premier Growth Fund
Company                                   Shares          (U.S.$ Value)      (U.S.$ Value)      (U.S.$ Value)       (U.S.$ Value)
------------------------------------------------------------------------------------------------------------------------------------
INDIA-1.1%
Bharti Tele-Ventures, Ltd. (a)            276,000         $        -0-       $    904,625        $        -0-          $   904,625
  Canara Bank, Ltd. ..........             59,700                  -0-            160,981                 -0-              160,981
Housing Development Finance
  Corp., Ltd. ................             38,222              473,953                -0-                 -0-              473,953
Infosys Technologies, Ltd. ...             19,200              402,049            241,229                 -0-              643,278
Reliance Industries, Ltd. ....             43,333              456,830                -0-                 -0-              456,830
Tata Motors, Ltd. ............             10,100                  -0-             91,994                 -0-               91,994
                                                          ------------       ------------        ------------          -----------
                                                             1,332,832          1,398,829                 -0-            2,731,661
                                                          ------------       ------------        ------------          -----------
INDONESIA-0.0%
Bank Rakyat Indonesia .............       466,500                  -0-             88,091                 -0-               88,091
                                                          ------------       ------------        ------------          -----------
IRELAND-3.2%
Anglo Irish Bank Corp. Plc ........       118,535                  -0-                -0-           1,878,065            1,878,065
CRH Plc ...........................       264,347            1,578,609                -0-           4,386,475            5,965,084
                                                          ------------       ------------        ------------          -----------
                                                             1,578,609                -0-           6,264,540            7,843,149
                                                          ------------       ------------        ------------          -----------
ISRAEL-0.7%
Teva Pharmaceutical Industries,
  Ltd. (ADR) ......................        54,200            1,604,320                -0-                 -0-            1,604,320
                                                          ------------       ------------        ------------          -----------
ITALY-1.2%
Alleanza Assicurazioni S.p.A ......       155,744              217,095                -0-           1,451,409            1,668,504
Eni S.p.A .........................        68,532                  -0-                -0-           1,410,904            1,410,904
                                                          ------------       ------------        ------------          -----------
                                                               217,095                -0-           2,862,313            3,079,408
                                                          ------------       ------------        ------------          -----------
JAPAN-13.5%
Advantest Corp. ...................         3,900                  -0-            228,269                 -0-              228,269
Aeon Credit Service Co., Ltd. .....        20,100              717,366            515,032                 -0-            1,232,398
Arnest One Corp. ..................         1,400                  -0-             41,474                 -0-               41,474
Bridgestone Corp. .................        22,000                  -0-            396,966                 -0-              396,966
Canon, Inc. .......................        69,100            2,197,585          1,176,929                 -0-            3,374,514
Daiwa Securities Group, Inc. ......        90,000                  -0-            590,601                 -0-              590,601
Denso Corp. .......................        61,400              801,392            703,362                 -0-            1,504,754
Fujisawa Pharmaceutical Co.,
  Ltd. ............................        18,700                  -0-            453,252                 -0-              453,252
Fujitsu, Ltd. .....................        34,000                  -0-            210,602                 -0-              210,602
Eisai Co., Ltd. ...................        34,600            1,015,683                -0-                 -0-            1,015,683
Honda Motor Co., Ltd. .............         9,200                  -0-            447,632                 -0-              447,632
Hoya Corp. ........................        32,200            2,518,291            791,463                 -0-            3,309,754
Ito-Yokado Co., Ltd. ..............        18,000              699,672                -0-                 -0-              699,672
Japan Wind Development Co.,
  Ltd. (a) ........................            27                  -0-             64,473                 -0-               64,473
JFE Holdings, Inc. ................        36,600                  -0-            875,614                 -0-              875,614
JSR Corp. .........................         6,600                  -0-            109,314                 -0-              109,314
KDDI Corp. ........................           388            1,527,277            454,607                 -0-            1,981,884
Keyence Corp. .....................         4,100              867,148                -0-                 -0-              867,148
Leopalace21 Corp. .................        25,400                  -0-            505,059                 -0-              505,059
Matsushita Electric Industrial Co.,
  Ltd. ............................       129,000              919,215            799,318                 -0-            1,718,533

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN
INTERNATIONAL PREMIER GROWTH FUND
(continued)


                             AllianceBernstein International Premier Growth Fund
                                      AllianceBernstein All-Asia Investment Fund
                                               AllianceBernstein New Europe Fund
================================================================================

                                         Pro Forma      AllianceBernstein  AllianceBernstein                          Pro Forma
                                     AllianceBernstein    International        All-Asia       AllianceBernstein   AllianceBernstein
                                       International      Premier Growth      Investment         New Europe         International
                                    Premier Growth Fund       Fund               Fund               Fund         Premier Growth Fund
Company                                   Shares          (U.S.$ Value)      (U.S.$ Value)      (U.S.$ Value)       (U.S.$ Value)
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Corp. .............            226,000         $  1,405,018       $    769,873        $        -0-          $ 2,174,891
Mitsubishi Tokyo Financial Group,
  Inc. .......................                261            1,414,121            921,864                 -0-            2,335,985
Nippon Mining Holdings, Inc. .            103,500                  -0-            434,831                 -0-              434,831
Nitto Denko Corp. ............             47,600            1,464,159            527,097                 -0-            1,991,256
Nok Corp. ....................             12,100                  -0-             364,971                -0-              364,971
OBIC Co., Ltd. ...............              2,100                  -0-            405,314                 -0-              405,314
Reins International, Inc. ....                 23                  -0-            117,896                 -0-              117,896
Ricoh Co., Ltd. ..............             80,000            1,558,418                -0-                 -0-            1,558,418
Sammy Corp. ..................             12,000                  -0-            591,409                 -0-              591,409
Sumitomo Corp. ...............             53,000                  -0-            370,160                 -0-              370,160
Sumitomo Mitsui Financial Group,
  Inc. .......................                195              602,361            572,243                 -0-            1,174,604
Takashimaya Co., Ltd. ........             41,000                  -0-            381,310                 -0-              381,310
TDK Corp. ....................              5,800                  -0-            400,916                 -0-              400,916
Tokyo Steel Manufacturing Co.,
  Ltd. .......................             21,300                  -0-            325,059                 -0-              325,059
Touei Housing Corp. ..........              5,290                  -0-            174,283                 -0-              174,283
Toyota Motor Corp. ...........             21,300                  -0-            856,627                 -0-              856,627
                                                          ------------       ------------        ------------          -----------
                                                            17,707,706         15,577,820                 -0-           33,285,526
                                                          ------------       ------------        ------------          -----------
MALAYSIA-0.2%
Maxis Communications Berhad...             92,000                  -0-            213,053                 -0-              213,053
Public Bank Berhad............            106,000                  -0-            195,263                 -0-              195,263
                                                          ------------       ------------        ------------          -----------
                                                                   -0-            408,316                 -0-              408,316
                                                          ------------       ------------        ------------          -----------
MEXICO-0.7%
America Movil SA de CV Series L
(ADR).........................             49,000            1,750,770                -0-                 -0-            1,750,770
                                                          ------------       ------------        ------------          -----------

NETHERLANDS-0.5%
ASML Holding NV(a)............             55,100              786,283                -0-                 -0-              786,283
ING Groep NV..................             19,760              458,006                -0-                 -0-              458,006
                                                          ------------       ------------        ------------          -----------
                                                             1,244,289                -0-                 -0-            1,244,289
                                                          ------------       ------------        ------------          -----------
NORWAY-0.2%
Norsk Hydro ASA...............              8,973              567,206                -0-                 -0-              567,206
                                                          ------------       ------------        ------------          -----------
RUSSIA-0.3%
Mobile Telesystems (ADR)......              6,900                  -0-                -0-             807,645               807,645
                                                          ------------       ------------        ------------          -----------
SINGAPORE-0.3%
Oversea-Chinese Banking Corp.              55,000                  -0-            409,326                 -0-              409,326
United Overseas Bank, Ltd. ...             50,000                  -0-            398,279                 -0-              398,279
                                                          ------------       ------------        ------------          -----------
                                                                   -0-            807,605                 -0-              807,605
                                                          ------------       ------------        ------------          -----------
SOUTH KOREA-1.3%
Hyundai Motor Co., Ltd. ......              3,460                  -0-            128,400                 -0-              128,400
Kookmin Bank (a)..............              9,380                  -0-            257,860                 -0-              257,860
POSCO.........................              1,560                  -0-            212,758                 -0-              212,758
Samsung Electronics Co., Ltd.               5,710            1,604,532            431,441                 -0-            2,035,973

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN
INTERNATIONAL PREMIER GROWTH FUND
(continued)


                             AllianceBernstein International Premier Growth Fund
                                      AllianceBernstein All-Asia Investment Fund
                                               AllianceBernstein New Europe Fund
================================================================================

                                         Pro Forma      AllianceBernstein  AllianceBernstein                          Pro Forma
                                     AllianceBernstein    International        All-Asia       AllianceBernstein   AllianceBernstein
                                       International      Premier Growth      Investment         New Europe         International
                                    Premier Growth Fund       Fund               Fund               Fund         Premier Growth Fund
Company                                   Shares          (U.S.$ Value)      (U.S.$ Value)      (U.S.$ Value)       (U.S.$ Value)
------------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co.,
  Ltd. .......................             10,170         $        -0-       $    148,267        $        -0-          $   148,267
SK Telecom Co., Ltd. .........              2,350                  -0-            319,495                 -0-              319,495
                                                          ------------       ------------        ------------          -----------
                                                             1,604,532          1,498,221                 -0-            3,102,753
                                                          ------------       ------------        ------------          -----------
SPAIN-4.3%
Banco Bilbao Vizcaya Argentaria, SA       358,990            1,396,115                -0-           3,382,048            4,778,163
Industria de Diseno Textil, SA
(Inditex).....................            135,327            1,321,371                -0-           1,775,574            3,096,945
Telefonica, SA(a).............            185,516                  -0-                -0-           2,704,790            2,704,790
                                                          ------------       ------------        ------------          -----------
                                                             2,717,486                -0-           7,862,412           10,579,898
                                                          ------------       ------------        ------------          -----------
SWEDEN-3.0%
LM Ericsson AB(a).............          2,784,928            2,682,963                -0-           4,758,806            7,441,769
                                                          ------------       ------------        ------------          -----------
SWITZERLAND-13.2%
Alcon, Inc. ..................             39,200            1,256,240                -0-           1,746,480            3,002,720
Nestle, SA....................             21,837            1,276,366                -0-           4,304,791            5,581,157
Nobel Biocare Holding AG......             15,383              484,098                -0-           1,619,983            2,104,081
Novartis AG...................            124,951            1,846,701                -0-           3,744,262            5,590,963
Roche Holding AG - Genusschein             75,330            2,561,435                -0-           4,886,370            7,447,805
Swiss Reinsurance Co. ........             45,082            1,139,737                -0-           1,494,007            2,633,744
UBS AG........................             93,606            2,287,661                -0-           3,974,795            6,262,456
                                                          ------------       ------------        ------------          -----------
                                                            10,852,238                -0-          21,770,688           32,622,926
                                                          ------------       ------------        ------------          -----------
TAIWAN-0.5%
Cathay Financial Holding Co.,
  Ltd. .......................             22,000                  -0-             36,246                 -0-               36,246
Cathay Financial Holding Co., Ltd.
  (GDR) (b)...................              5,083                  -0-             84,124                 -0-               84,124
Chinatrust Financial Holding Co.,
  Ltd. .......................            122,000                  -0-            124,548                 -0-              124,548
Hon Hai Precision Industry Co.,
  Ltd. .......................             61,700                  -0-            222,367                 -0-              222,367
Taiwan Semiconductor
Manufacturing Co., Ltd. ......            349,334              217,819            223,088                 -0-              440,907
United Microelectronics Corp. (a)         170,640                  -0-            108,940                 -0-              108,940
Yageo Corp. (a)...............            271,000                  -0-            112,020                 -0-              112,020
                                                          ------------       ------------        ------------          -----------
                                                               217,819            911,333                 -0-            1,129,152
                                                          ------------       ------------        ------------          -----------
THAILAND-0.1%
Advanced Info Service Public Co.,
  Ltd. .......................             79,100                  -0-            180,904                 -0-              180,904
Siam Commercial Bank Public
  Co., Ltd. ..................             95,400                  -0-            103,896                 -0-              103,896
                                                          ------------       ------------        ------------          -----------
                                                                   -0-            284,800                 -0-             284,800
                                                          ------------       ------------        ------------          -----------
UNITED KINGDOM-33.5%
AstraZeneca Plc. .............            155,650            2,318,220                -0-           4,647,491            6,965,711
Capita Group Plc. ............            119,187                  -0-                -0-             663,210              663,210
Carnival Plc. ................            154,953            3,120,946                -0-           4,458,859            7,579,805

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN
INTERNATIONAL PREMIER GROWTH FUND
(continued)


                             AllianceBernstein International Premier Growth Fund
                                      AllianceBernstein All-Asia Investment Fund
                                               AllianceBernstein New Europe Fund
================================================================================

                                         Pro Forma      AllianceBernstein  AllianceBernstein                          Pro Forma
                                     AllianceBernstein    International        All-Asia       AllianceBernstein   AllianceBernstein
                                       International      Premier Growth      Investment         New Europe         International
                                    Premier Growth Fund       Fund               Fund               Fund         Premier Growth Fund
Company                                   Shares          (U.S.$ Value)      (U.S.$ Value)      (U.S.$ Value)       (U.S.$ Value)
------------------------------------------------------------------------------------------------------------------------------------
Centrica Plc. ................            144,261         $        -0-       $        -0-        $    620,413         $    620,413
Compass Group Plc. ...........            135,706                  -0-                -0-             789,060              789,060
Enterprise Inns Plc. .........            183,305              428,287                -0-           1,348,376            1,776,663
GUS Plc. .....................            240,513                  -0-                -0-           3,765,669            3,765,669
HBOS Plc. ....................             55,351                  -0-                -0-             717,151              717,151
Hilton Group Plc. ............            670,164            1,083,487                -0-           2,094,193            3,177,680
HSBC Holdings Plc. ...........            600,861            2,810,504                -0-           6,012,595            8,823,099
Legal & General Group Plc. ...          1,129,588                  -0-                -0-           1,992,472            1,992,472
Man Group Plc. ...............             47,361                  -0-                -0-           1,126,495            1,126,495
Reckitt Benckiser Plc. .......            282,234            2,914,824                -0-           4,804,201            7,719,025
Royal Bank of Scotland Group
  Plc. .......................            262,629            2,021,397                -0-           5,361,999            7,383,396
Smith & Nephew Plc. ..........            465,799            1,484,188                -0-           3,216,875            4,701,063
Standard Chartered Plc. ......            346,430            1,952,443                -0-           3,777,141            5,729,584
Tesco Plc. ...................          2,141,656            3,613,348                -0-           6,298,227            9,911,575
Vodafone Group Plc. ..........          3,071,804            2,222,992                -0-           4,438,272            6,661,264
WPP Group Plc. ...............            258,925            1,064,283                -0-           1,329,977            2,394,260
                                                          ------------       ------------        ------------         ------------
                                                            25,034,919                -0-          57,462,676           82,497,595
                                                          ------------       ------------        ------------         ------------
TOTAL INVESTMENTS-99.2%
   (cost $199,732,055)........                              86,655,783         25,588,124         132,443,954          244,687,861
Other assets less liabilities-0.8%                             599,063             95,477           1,212,288            1,906,828
                                                          ------------       ------------        ------------         ------------
NET ASSETS-100%...............                            $ 87,254,846       $ 25,683,601        $133,656,242         $246,594,689
                                                          ============       ============        ============         ============

--------------------------------------------------------------------------------
(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the market value of this security amounted to $84,124 or .03% of net assets.

      Glossary of terms:
      ADR  -American Depositary Receipt
      GDR  -Global Depositary Receipt
      pfd  -Preferred Stock

      See notes to Pro Forma AllianceBernstein International Premier Growth Fund financial statements.

STATEMENT OF ASSETS AND LIABILITIES
PRO FORMA ALLIANCEBERNSTEIN
INTERNATIONAL PREMIER GROWTH FUND
July 31, 2004 (unaudited)


                             AllianceBernstein International Premier Growth Fund
                                      AllianceBernstein All-Asia Investment Fund
                                               AllianceBernstein New Europe Fund
================================================================================

                                                                                                                       Pro Forma
                                       AllianceBernstein    AllianceBernstein                                     AllianceBernstein
                                         International          All-Asia        AllianceBernstein                   International
                                      Premier Growth Fund    Investment Fund     New Europe Fund   Adjustments   Premier Growth Fund
                                      ===================   =================   =================  ===========   ===================
ASSETS
   Investments in securities, at value
     (cost $199,732,055) .............   $  86,655,783      $  25,588,124         $ 132,443,954     $      -0-      $  244,687,861
   Cash ..............................         478,680            116,355               233,361            -0-             828,396
   Foreign cash, at value
   (cost $2,028,939) .................         799,581             82,566             1,146,672            -0-           2,028,819
   Dividends receivable ..............         100,015             28,007               324,157            -0-             452,179
   Receivable for capital stock sold .          72,665            275,499               362,510            -0-             710,674
   Receivable for investment
     securities sold and foreign
     currency contracts ..............             -0-             14,357               337,471            -0-             351,828
   Receivable from Adviser ...........             -0-              7,400                   -0-         (7,400)                -0-
                                         -------------      -------------         -------------     ----------      --------------
   Total assets ......................      88,106,724         26,112,308           134,848,125         (7,400)     $  249,059,757
                                         -------------      -------------         -------------     ----------      --------------
LIABILITIES
   Payable for capital stock
   redeemed ..........................         305,781             42,700               618,827            -0-             967,308
   Payable for investment securities
   purchased and foreign currency
   contracts .........................         227,030             28,100               150,639            -0-             405,769
   Advisory fee payable ..............          59,836                -0-                86,981         (7,400)            139,417
   Distribution fee payable ..........          50,436             14,189                73,383            -0-             138,008
   Transfer Agent fee payable ........          31,265             12,812                46,152            -0-              90,229
   Accrued expenses and other
   liabilities .......................         177,530            330,906               215,901            -0-             724,337
                                         -------------      -------------         -------------     ----------      --------------
   Total liabilities .................         851,878            428,707             1,191,883         (7,400)          2,465,068
                                         -------------      -------------         -------------     ----------      --------------
NET ASSETS ...........................   $  87,254,846      $  25,683,601         $ 133,656,242     $      -0-      $  246,594,689
                                         =============      =============         =============     ==========      ==============
Class A Shares
   Net assets ........................   $  22,001,482      $   8,145,521         $  66,252,996                     $   96,399,999
                                         =============      =============         =============                     ==============
   Shares of capital stock
     outstanding .....................       2,588,559          1,454,875          4,612,759         2,683,721          11,339,914
                                         =============      =============         =============     ==========      ==============
   Net asset value and redemption
     price per share .................   $        8.50      $        5.60         $       14.36                     $         8.50
   Sales charge--4.25% of public
     offering price ..................             .38                .25                   .64                                .38
                                         -------------      -------------         -------------                     --------------
   Maximum offering price ............   $        8.88      $        5.85         $       15.00                     $         8.88
                                         =============      =============         =============                     ==============
Class B Shares
   Net assets ........................   $  38,429,729      $   9,858,832         $  49,465,577                     $   97,754,138
                                         =============      =============         =============                     ==============
   Shares of capital stock
     outstanding .....................       4,744,170       1,900,128                3,875,844      1,547,168          12,067,310
                                         =============      =============         =============     ==========      ==============
   Net asset value and offering price
     per share .......................   $        8.10      $        5.19         $       12.76                     $         8.10
                                         =============      =============         =============                     ==============
Class C Shares
   Net assets ........................   $  12,416,883      $   3,533,751         $  14,959,579                     $   30,910,213
                                         =============      =============         =============                     ==============
   Shares of capital stock
     outstanding .....................       1,532,197            678,660             1,167,557        436,774           3,815,188
                                         =============      =============         =============     ==========      ==============
   Net asset value and offering price
     per share .......................   $        8.10      $        5.21         $       12.81                     $         8.10
                                         =============      =============         =============                     ==============
Advisor Class Shares
   Net assets ........................   $  14,406,752      $   4,145,497         $   2,978,090                     $   21,530,339
                                         =============      =============         =============                     ==============
   Shares of capital stock
     outstanding .....................       1,665,133            727,230               205,206       (108,997)          2,488,572
                                         =============      =============         =============     ==========      ==============
   Net asset value and offering price
     per share .......................   $        8.65      $        5.70         $       14.51                     $         8.65
                                         =============      =============         =============                     ==============

--------------------------------------------------------------------------------
See notes to Pro Forma AllianceBernstein International Premier Growth Fund financial statements.

STATEMENT OF OPERATIONS
PRO FORMA ALLIANCEBERNSTEIN
INTERNATIONAL PREMIER GROWTH FUND
Year Ended July 31, 2004 (unaudited)


                             AllianceBernstein International Premier Growth Fund
                                      AllianceBernstein All-Asia Investment Fund
                                               AllianceBernstein New Europe Fund
================================================================================

                                                                                                                       Pro Forma
                                       AllianceBernstein    AllianceBernstein                                     AllianceBernstein
                                         International          All-Asia        AllianceBernstein                   International
                                      Premier Growth Fund    Investment Fund     New Europe Fund   Adjustments   Premier Growth Fund
                                      ===================   =================   =================  ===========   ===================
INVESTMENT INCOME
   Dividends (net of foreign taxes
   withheld of $535,586) ............    $  1,406,287          $    425,494       $  2,927,545      $     -0-       $  4,759,326
   Interest .........................           2,611                 3,210                -0-            -0-              5,821
                                         ------------          ------------       -------------     ---------       ------------
   Total income .....................       1,408,898               428,704          2,927,545                -0-      4,765,147
                                         ------------          ------------       -------------     ---------       ------------
EXPENSES
   Advisory fee .....................         979,873               269,788           1,573,507       (75,771)         2,747,397 (a)
   Distribution fee--Class A ........          73,290                25,480             214,340           -0-            313,110 (b)
   Distribution fee--Class B ........         452,572               109,463             572,503           -0-          1,134,538 (c)
   Distribution fee--Class C ........         148,616                36,256             178,095           -0-            362,967 (c)
   Transfer agency ..................         579,359               165,049             911,924        15,234          1,671,566 (d)
   Custodian ........................         236,180               228,894             249,711       (55,410)           659,375 (d)
   Audit and legal ..................         118,452               153,162             147,393      (269,007)           150,000 (d)
   Administration ...................         105,000                40,364             117,000      (157,364)           105,000 (d)
   Registration .....................          59,290                35,591              67,294       (99,175)            63,000 (d)
   Printing .........................          55,265                30,485              70,943       (31,820)           124,873 (d)
   Directors' fees ..................          21,696                59,273              54,463      (113,736)            21,696 (d)
   Miscellaneous ....................           8,548                 7,199              17,296       (21,043)            12,000 (d)
                                         ------------          ------------       -------------     ---------       ------------
   Total expenses ...................       2,838,141             1,161,004           4,174,469      (808,092)         7,365,522
   Less: expenses waived and
     reimbursed by the Adviser and
     Transfer Agent (see Note C)  ...        (241,226)             (261,119)           (293,922)      256,144           (540,123)
   Less: expense offset arrangement
     (see Note C) ...................             (53)                  (18)                (80)          -0-               (151)
                                         ------------          ------------       -------------     ---------       ------------
   Net expenses .....................       2,596,862               899,867           3,880,467      (551,948)         6,825,248
                                         ------------          ------------       -------------     ---------       ------------
   Net investment loss ..............      (1,187,964)             (471,163)           (952,922)      551,948         (2,060,101)
                                         ------------          ------------       -------------     ---------       ------------

REALIZED AND
UNREALIZED GAIN(LOSS)
ON INVESTMENT AND
FOREIGN CURRENCY
TRANSACTIONS
   Net realized gain of:
     Investment transactions ........       9,597,116             3,723,687          20,578,411           -0-         33,899,214
     Foreign currency transactions ..          89,655                34,742              17,369           -0-            141,766
   Net change in unrealized
     appreciation/depreciation of:
     Investments ....................       3,421,052             1,168,005           3,756,164           -0-          8,345,221
   Foreign currency denominated
     assets and liabilities .........          (7,580)              (93,967)             (5,617)          -0-           (107,164)
                                         ------------          ------------       -------------     ---------       ------------
   Net gain on investment and foreign
     currency transactions ..........      13,100,243             4,832,467          24,346,327           -0-         42,279,037
                                         ------------          ------------       -------------     ---------       ------------
NET INCREASE IN NET
ASSETS FROM
OPERATIONS ..........................    $ 11,912,279          $  4,361,304       $  23,393,405     $ 551,948       $ 40,218,936
                                         ============          ============       =============     =========       ============

--------------------------------------------------------------------------------
(a) Advisory fee based on annual rate of 1.00% of the total combined average daily net assets.
(b) Distribution fee based on annual rate of .30% of the total combined average daily net assets.
(c) Distribution fee based on annual rate of 1.00% of the total combined average daily net assets.
(d)   Expenses are based on one Fund.

      See notes to Pro Forma AllianceBernstein International Premier Growth Fund financial statements.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN
INTERNATIONAL PREMIER GROWTH FUND
July 31, 2004 (unaudited)

                             AllianceBernstein International Premier Growth Fund
                                      AllianceBernstein All-Asia Investment Fund
                                               AllianceBernstein New Europe Fund
================================================================================

NOTE A: General

The Pro Forma AllianceBernstein International Premier Growth Fund Financial Statements give effect to the proposed acquisitions (the "Acquisitions") of the assets and liabilities of each of AllianceBernstein All-Asia Investment Fund and AllianceBernstein New Europe Fund (collectively, the "Acquired Funds") by AllianceBernstein International Premier Growth Fund (the "Fund" or "Acquiring Fund") pursuant to Agreements and Plans of Reorganization. The Acquisitions would be accomplished by a tax-free exchange of the assets and liabilities of each of AllianceBernstein All-Asia Investment Fund and AllianceBernstein New Europe Fund for shares of the Fund.

The Fund commenced operations on March 3, 1998. The Fund's unaudited Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisitions were effective for the period August 1, 2003 - July 31, 2004. You should read them in conjunction with the Fund's historical financial statements, which are included in the Fund's Statement of Additional Information. The Fund's Pro Forma Statement of Operations reflects the assumption that certain expenses would be lower for the combined Fund as a result of the Acquisitions. Alliance Capital Management L.P. will bear the expenses of the Acquisitions, including the costs of proxy solicitation, except that AllianceBernstein All-Asia Investment Fund and AllianceBernstein New Europe Fund will each bear its own costs associated with the disposition or acquisition of portfolio securities in connection with the Acquisitions.

NOTE B: Significant Accounting Policies

The Fund's Pro Forma financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies) and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained form one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread form a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN
INTERNATIONAL PREMIER GROWTH FUND
July 31, 2004 (unaudited)

                             AllianceBernstein International Premier Growth Fund
                                      AllianceBernstein All-Asia Investment Fund
                                               AllianceBernstein New Europe Fund
================================================================================

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains and losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed my countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

NOTE C: Advisory Fee and other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. Through July 31, 2004 such waiver amounted to $441,788.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $98,335.

For the year ended July 31, 2004, the Fund's expenses were reduced by $151 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research
and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the distributor of the Fund's shares.

NOTE D: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreeement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Disbributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

NOTE E: CAPITAL SHARES

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of July 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at July 31, 2004.

--------------------------------------------------------------------------------
                         Shares of        Additional Shares      Total Shares
                      Acquiring Fund        Assumed Issued        Outstanding
Class of Shares       Pre-Combination        with Merger       Post-Combination
--------------------------------------------------------------------------------
Class A                  2,588,559            8,751,355           11,339,914
--------------------------------------------------------------------------------
Class B                  4,744,170            7,323,140           12,067,310
--------------------------------------------------------------------------------
Class C                  1,532,197            2,282,991           3,815,188
--------------------------------------------------------------------------------
Advisor Class            1,665,133             823,439            2,488,572
--------------------------------------------------------------------------------

                           PRO FORMA ALLIANCEBERNSTEIN
                           ---------------------------
                        INTERNATIONAL PREMIER GROWTH FUND
                           ---------------------------
                              FINANCIAL STATEMENTS
                           ---------------------------

               ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND
                   ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND


                                  JULY 31, 2004
                                   (unaudited)

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
July 31, 2004 (unaudited)             AllianceBernstein All-Asia Investment Fund
================================================================================

                                                   Pro Forma                                                          Pro Forma
                                               AllianceBernstein     AllianceBernstein     AllianceBernstein      AllianceBernstein
                                                 International         International           All-Asia             International
                                              Premier Growth Fund   Premier Growth Fund     Investment Fund      Premier Growth Fund
Company                                             Shares             (U.S.$ Value)         (U.S.$ Value)          (U.S.$ Value)
------------------------------------------------------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-99.4%

AUSTRALIA-2.4%
Australia & New Zealand Banking
    Group, Ltd. ..............................       29,374           $           -0-        $     372,805          $    372,805
BHP Billiton, Ltd. ...........................       52,073                       -0-              482,313               482,313
James Hardie Industries NV....................       23,390                       -0-               93,693                93,693
National Australia Bank, Ltd. ................        8,868                       -0-              166,207               166,207
News Corp., Ltd. .............................       31,625                       -0-              271,583               271,583
Perpetual Trustees Australia, Ltd. ...........       10,424                       -0-              336,971               336,971
QBE Insurance Group, Ltd. ....................       31,106                       -0-              272,809               272,809
St. George Bank, Ltd. ........................       17,673                       -0-              263,919               263,919
Westpac Banking Corp., Ltd. ..................       17,169                       -0-              203,304               203,304
Woodside Petroleum, Ltd. .....................       20,191                       -0-              255,264               255,264
                                                                      ---------------        -------------          ------------
                                                                                  -0-            2,718,868             2,718,868
                                                                      ---------------        -------------          ------------
CHINA-0.7%
China Petroleum and Chemical Corp.
    (Sinopec) Cl. H...........................      828,000                       -0-              321,128               321,128
China Resources Enterprise,
    Ltd. .....................................      102,000                       -0-              125,543               125,543
China Telecom Corp., Ltd.
    Cl. H.....................................      430,000                       -0-              141,961               141,961
CNOOC, Ltd. ..................................      415,000                       -0-              199,527               199,527
                                                                      ---------------        -------------          ------------
                                                                                  -0-              788,159               788,159
                                                                      ---------------        -------------          ------------
FRANCE-8.4%
BNP Paribas, SA...............................       16,800                   977,129                  -0-              977,129
Essilor International, SA.....................       11,968                   734,504                  -0-              734,504
L'Oreal, SA...................................       20,023                 1,433,467                  -0-            1,433,467
LVMH Moet Hennessy Louis Vuitton,
    SA .......................................       25,447                 1,734,588                  -0-             1,734,588
Schneider Electric, SA........................       27,928                 1,774,441                  -0-            1,774,441
Total, SA.....................................       14,900                 2,889,331                  -0-            2,889,331
                                                                      ---------------        -------------          ------------
                                                                            9,543,460                  -0-            9,543,460
                                                                      ---------------        -------------          ------------
GERMANY-6.4%
Altana AG.....................................       29,630                 1,606,516                  -0-            1,606,516
Porsche AG pfd. ..............................        2,000                 1,291,163                  -0-            1,291,163
SAP AG .......................................       21,205                 3,398,170                  -0-             3,398,170
Siemens AG....................................       13,320                   931,814                  -0-               931,814
                                                                      ---------------        -------------          ------------
                                                                            7,227,663                  -0-            7,227,663
                                                                      ---------------        -------------          ------------
HONG KONG-1.7%
Cheung Kong Holdings, Ltd. ...................      25,000                        -0-              184,302               184,302
Esprit Holdings, Ltd. ........................     240,000                   771,876               298,935             1,070,811
HSBC Holdings Plc. ...........................      10,000                        -0-              147,442               147,442
Li & Fung, Ltd. ..............................     160,000                        -0-              221,547               221,547
Sun Hung Kai Properties, Ltd. ................      30,000                        -0-              253,856               253,856
                                                                      ---------------        -------------          ------------
                                                                              771,876            1,106,082             1,877,958
                                                                      ---------------        -------------          ------------

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
July 31, 2004 (unaudited)             AllianceBernstein All-Asia Investment Fund
================================================================================

                                                   Pro Forma                                                          Pro Forma
                                               AllianceBernstein     AllianceBernstein     AllianceBernstein      AllianceBernstein
                                                 International         International           All-Asia             International
                                              Premier Growth Fund   Premier Growth Fund     Investment Fund      Premier Growth Fund
Company                                             Shares             (U.S.$ Value)         (U.S.$ Value)          (U.S.$ Value)
------------------------------------------------------------------------------------------------------------------------------------
INDIA-2.4%
Bharti Tele-Ventures, Ltd. (a)................      276,000           $           -0-        $     904,625          $    904,625
Canara Bank, Ltd. ............................       59,700                       -0-              160,981               160,981
Housing Development Finance Corp.,
    Ltd. .....................................       38,222                   473,953                  -0-               473,953
Infosys Technologies, Ltd. ...................       19,200                   402,049              241,229               643,278
Reliance Industries, Ltd. ....................       43,333                   456,830                  -0-               456,830
Tata Motors, Ltd. ............................       10,100                       -0-               91,994                91,994
                                                                      ---------------        -------------          ------------
                                                                            1,332,832            1,398,829             2,731,661
                                                                      ---------------        -------------          ------------
INDONESIA-0.1%
Bank Rakyat Indonesia.........................      466,500                       -0-               88,091                88,091
                                                                      ---------------        -------------          ------------
IRELAND-1.4%
CRH Plc. .....................................       70,032                 1,578,609                  -0-             1,578,609
                                                                      ---------------        -------------          ------------
ISRAEL-1.4%
Teva Pharmaceutical Industries, Ltd.
    (ADR).....................................       54,200                 1,604,320                  -0-             1,604,320
                                                                      ---------------        -------------          ------------
ITALY -0.2%
Alleanza Assicurazioni S.p.A. ................       20,290                   217,095                  -0-               217,095
                                                                      ---------------        -------------          ------------
JAPAN -29.5%
Advantest Corp. ..............................        3,900                       -0-              228,269               228,269
Aeon Credit Service Co., Ltd. ................       20,100                   717,366              515,032             1,232,398
Arnest One Corp. .............................        1,400                       -0-               41,474                41,474
Bridgestone Corp. ............................       22,000                       -0-              396,966               396,966
Canon, Inc. ..................................       69,100                 2,197,585            1,176,929             3,374,514
Daiwa Securities Group, Inc. .................       90,000                       -0-              590,601               590,601
Denso Corp. ..................................       61,400                   801,392              703,362             1,504,754
Fujisawa Pharmaceutical Co., Ltd. ............       18,700                       -0-              453,252               453,252
Fujitsu, Ltd. ................................       34,000                       -0-              210,602               210,602
Eisai Co., Ltd. ..............................       34,600                 1,015,683                  -0-             1,015,683
Honda Motor Co., Ltd. ........................        9,200                       -0-              447,632               447,632
Hoya Corp. ...................................       32,200                 2,518,291              791,463             3,309,754
Ito-Yokado Co., Ltd. .........................       18,000                   699,672                  -0-               699,672
Japan Wind Development Co., Ltd. (a)..........           27                       -0-               64,473                64,473
JFE Holdings, Inc. ...........................       36,600                       -0-              875,614               875,614
JSR Corp. ....................................        6,600                       -0-              109,314               109,314
KDDI Corp. ...................................          388                 1,527,277              454,607             1,981,884
Keyence Corp. ................................        4,100                   867,148                  -0-               867,148
Leopalace21 Corp. ............................       25,400                       -0-              505,059               505,059
Matsushita Electric Industrial
  Co., Ltd. ..................................      129,000                   919,215              799,318             1,718,533
Mitsubishi Corp. .............................      226,000                 1,405,018              769,873             2,174,891
Mitsubishi Tokyo Financial
  Group, Inc. ................................          261                 1,414,121              921,864             2,335,985
Nippon Mining Holdings, Inc. .................      103,500                       -0-              434,831               434,831
Nitto Denko Corp. ............................       47,600                 1,464,159              527,097             1,991,256
Nok Corp. ....................................       12,100                       -0-              364,971               364,971
OBIC Co., Ltd. ...............................        2,100                       -0-              405,314               405,314

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
July 31, 2004 (unaudited)             AllianceBernstein All-Asia Investment Fund
================================================================================

                                                   Pro Forma                                                          Pro Forma
                                               AllianceBernstein     AllianceBernstein     AllianceBernstein      AllianceBernstein
                                                 International         International           All-Asia             International
                                              Premier Growth Fund   Premier Growth Fund     Investment Fund      Premier Growth Fund
Company                                             Shares             (U.S.$ Value)         (U.S.$ Value)          (U.S.$ Value)
------------------------------------------------------------------------------------------------------------------------------------
Reins International, Inc. ....................           23           $           -0-        $     117,896          $    117,896
Ricoh Co., Ltd. ..............................       80,000                 1,558,418                  -0-             1,558,418
Sammy Corp. ..................................       12,000                       -0-              591,409               591,409
Sumitomo Corp. ...............................       53,000                       -0-              370,160               370,160
Sumitomo Mitsui Financial
  Group, Inc. ................................          195                   602,361              572,243             1,174,604
Takashimaya Co., Ltd. ........................       41,000                       -0-              381,310               381,310
TDK Corp. ....................................        5,800                       -0-              400,916               400,916
Tokyo Steel Manufacturing Co., Ltd. ..........       21,300                       -0-              325,059               325,059
Touei Housing Corp. ..........................        5,290                       -0-              174,283               174,283
Toyota Motor Corp. ...........................       21,300                       -0-              856,627               856,627
                                                                      ---------------        -------------          ------------
                                                                           17,707,706           15,577,820            33,285,526
                                                                      ---------------        -------------          ------------
MALAYSIA-0.4%
Maxis Communications Berhad...................       92,000                       -0-              213,053               213,053
Public Bank Berhad............................      106,000                       -0-              195,263               195,263
                                                                      ---------------        -------------          ------------
                                                                                  -0-              408,316               408,316
                                                                      ---------------        -------------          ------------
MEXICO-1.6%
America Movil SA de CV Series L
    (ADR).....................................       49,000                 1,750,770                  -0-             1,750,770
                                                                      ---------------        -------------          ------------
NETHERLANDS-1.1%
ASML Holding NV(a)............................       55,100                   786,283                  -0-               786,283
ING Groep NV..................................       19,760                   458,006                  -0-               458,006
                                                                      ---------------        -------------          ------------
                                                                            1,244,289                  -0-             1,244,289
                                                                      ---------------        -------------          ------------
NORWAY-0.5%
Norsk Hydro ASA...............................        8,973                   567,206                  -0-               567,206
                                                                      ---------------        -------------          ------------
SINGAPORE-0.7%
Oversea-Chinese Banking Corp. ................       55,000                       -0-              409,326               409,326
United Overseas Bank, Ltd. ...................       50,000                       -0-              398,279               398,279
                                                                      ---------------        -------------          ------------
                                                                                  -0-              807,605               807,605
                                                                      ---------------        -------------          ------------
SOUTH KOREA-2.7%
Hyundai Motor Co., Ltd. ......................        3,460                       -0-              128,400               128,400
Kookmin Bank (a)..............................        9,380                       -0-              257,860               257,860
POSCO  .......................................        1,560                       -0-              212,758               212,758
Samsung Electronics Co., Ltd. ................        5,710                 1,604,532              431,441             2,035,973
Shinhan Financial Group Co., Ltd. ............       10,170                       -0-              148,267               148,267
SK Telecom Co., Ltd. .........................        2,350                       -0-              319,495               319,495
                                                                      ---------------        -------------          ------------
                                                                            1,604,532            1,498,221             3,102,753
                                                                      ---------------        -------------          ------------
SPAIN-2.4%
Banco Bilbao Vizcaya Argentaria, SA...........      105,000                 1,396,115                                  1,396,115
Industria de Diseno Textil,
  SA (Inditex)................................       57,788                 1,321,371                  -0-             1,321,371
                                                                      ---------------        -------------          ------------
                                                                            2,717,486                  -0-             2,717,486
                                                                      ---------------        -------------          ------------
SWEDEN-2.4%
LM Ericsson AB(a).............................    1,003,533                 2,682,963                  -0-             2,682,963
                                                                      ---------------        -------------          ------------
SWITZERLAND-9.6%
Alcon, Inc. ..................................       16,400                 1,256,240                  -0-             1,256,240

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
July 31, 2004 (unaudited)             AllianceBernstein All-Asia Investment Fund
================================================================================

                                                   Pro Forma                                                          Pro Forma
                                               AllianceBernstein     AllianceBernstein     AllianceBernstein      AllianceBernstein
                                                 International         International           All-Asia             International
                                              Premier Growth Fund   Premier Growth Fund     Investment Fund      Premier Growth Fund
Company                                             Shares             (U.S.$ Value)         (U.S.$ Value)          (U.S.$ Value)
------------------------------------------------------------------------------------------------------------------------------------
Nestle, SA....................................        4,995           $     1,276,366        $         -0-          $  1,276,366
Nobel Biocare Holding AG......................        3,540                   484,098                  -0-               484,098
Novartis AG...................................       41,279                 1,846,701                  -0-             1,846,701
Roche Holding AG-Genusschein..................       25,912                 2,561,435                  -0-             2,561,435
Swiss Reinsurance Co. ........................       19,512                 1,139,737                  -0-             1,139,737
UBS AG .......................................       34,200                 2,287,661                  -0-             2,287,661
                                                                      ---------------        -------------          ------------
                                                                           10,852,238                  -0-            10,852,238
                                                                      ---------------        -------------          ------------
TAIWAN-1.0%
Cathay Financial Holding Co., Ltd. ...........       22,000                       -0-               36,246                36,246
Cathay Financial Holding Co., Ltd.
    (GDR) (b).................................        5,083                       -0-               84,124                84,124
Chinatrust Financial Holding
  Co., Ltd. ..................................      122,000                       -0-              124,548               124,548
Hon Hai Precision Industry Co., Ltd. .........       61,700                       -0-              222,367               222,367
Taiwan Semiconductor Manufacturing
    Co., Ltd. ................................      349,334                   217,819              223,088               440,907
United Microelectronics Corp. (a).............      170,640                       -0-              108,940               108,940
Yageo Corp. (a)...............................      271,000                       -0-              112,020               112,020
                                                                      ---------------        -------------          ------------
                                                                              217,819              911,333             1,129,152
                                                                      ---------------        -------------          ------------
THAILAND-0.2%
Advanced Info Service Public Co., Ltd. .......       79,100                       -0-              180,904               180,904
Siam Commercial Bank Public Co., Ltd. ........       95,400                       -0-              103,896               103,896
                                                                      ---------------        -------------          ------------
                                                                                  -0-              284,800               284,800
                                                                      ---------------        -------------          ------------
UNITED KINGDOM-22.2%
AstraZeneca Plc. .............................       51,800                 2,318,220                  -0-             2,318,220
Carnival Plc. ................................       63,800                 3,120,946                  -0-             3,120,946
Enterprise Inns Plc. .........................       44,187                   428,287                  -0-               428,287
Hilton Group Plc. ............................      228,500                 1,083,487                  -0-             1,083,487
HSBC Holdings Plc. ...........................      191,394                 2,810,504                  -0-             2,810,504
Reckitt Benckiser Plc. .......................      106,574                 2,914,824                  -0-             2,914,824
Royal Bank of Scotland Group Plc. ............       71,900                 2,021,397                  -0-             2,021,397
Smith & Nephew Plc. ..........................      147,056                 1,484,188                  -0-             1,484,188
Standard Chartered Plc. ......................      118,049                 1,952,443                  -0-             1,952,443
Tesco Plc. ...................................      780,744                 3,613,348                  -0-             3,613,348
Vodafone Group Plc. ..........................    1,025,100                 2,222,992                  -0-             2,222,992
WPP Group Plc. ...............................      115,094                 1,064,283                  -0-             1,064,283
                                                                      ---------------        -------------          ------------
                                                                           25,034,919                  -0-            25,034,919
                                                                      ---------------        -------------          ------------
TOTAL INVESTMENTS-99.4%
    (cost $93,078,581)........................                             86,655,783           25,588,124           112,243,907
Other assets less liabilities-0.6%............                                599,063               95,477               694,540
                                                                      ---------------        -------------          ------------
NET ASSETS-100%...............................                        $    87,254,846        $  25,683,601          $112,938,447
                                                                      ===============        =============          ============

--------------------------------------------------------------------------------
(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the market value of this security amounted to $ 84,124 or .07% of net assets.

      Glossary of terms:
      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt
      pfd - Preferred Stock

See notes to Pro Forma AllianceBernstein International Premier Growth Fund financial statements.

STATEMENT OF ASSETS AND LIABILITIES
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
July 31, 2004 (unaudited)             AllianceBernstein All-Asia Investment Fund
================================================================================

                                                                                                                  Pro Forma
                                                    AllianceBernstein     AllianceBernstein                   AllianceBernstein
                                                      International           All-Asia                           International
                                                   Premier Growth Fund     Investment Fund     Adjustments    Premier Growth Fund
                                                   ===================    =================    ===========    ===================
ASSETS
    Investments in securities, at value
       (cost $93,078,581).....................        $  86,655,783        $  25,588,124       $      -0-       $    112,243,907
    Cash......................................              478,680              116,355              -0-                595,035
    Foreign cash, at value
       (cost $882,555)........................              799,581               82,566              -0-                882,147
    Dividends receivable......................              100,015               28,007              -0-                128,022
    Receivable for capital stock sold.........               72,665              275,499              -0-                348,164
    Receivable for investment securities
       sold...................................                  -0-               14,357              -0-                 14,357
    Receivable from Adviser...................                  -0-                7,400           (7,400)                   -0-
                                                      -------------        -------------       ----------       ----------------
    Total assets..............................           88,106,724           26,112,308           (7,400)      $    114,211,632
                                                      -------------        -------------       ----------       ----------------
LIABILITIES
    Payable for capital stock redeemed........              305,781               42,700              -0-                348,481
    Payable for investment securities
       purchased and foreign currency
       contracts..............................              227,030               28,100              -0-                255,130
    Advisory fee payable......................               59,836                  -0-           (7,400)                52,436
    Distribution fee payable..................               50,436               14,189              -0-                 64,625
    Transfer Agent fee payable................               31,265               12,812              -0-                 44,077
    Accrued expenses and other
  liabilities.................................              177,530              330,906              -0-                508,436
                                                      -------------        -------------       ----------       ----------------
    Total liabilities.........................              851,878              428,707           (7,400)             1,273,185
                                                      -------------        -------------       ----------       ----------------
NET ASSETS....................................        $  87,254,846        $  25,683,601       $      -0-       $    112,938,447
                                                      =============        =============       ==========       ================
Class A Shares
    Net assets................................        $  22,001,482        $   8,145,521                        $     30,147,003
                                                      -------------        -------------                        ----------------
    Shares of capital stock outstanding.......            2,588,559            1,454,875         (496,369)             3,547,065
                                                      =============        =============       ==========       ================
    Net asset value and redemption price
       per share..............................        $        8.50        $        5.60                        $           8.50
    Sales charge--4.25% of public
       offering price.........................                  .38                  .25                                     .38
                                                      =============        =============                        ================
    Maximum offering price....................        $        8.88        $        5.85                        $           8.88
                                                      =============        =============                        ================
Class B Shares
    Net assets................................        $  38,429,729        $   9,858,832                        $     48,288,561
                                                      =============        =============                        ================
    Shares of capital stock outstanding.......            4,744,170            1,900,128         (682,639)             5,961,659
                                                      =============        =============       ==========       ================
    Net asset value and offering price
       per share..............................        $        8.10        $        5.19                        $           8.10
                                                      =============        =============                        ================
Class C Shares
    Net assets................................        $  12,416,883        $   3,533,751                        $     15,950,634
                                                      =============        =============                        ================
    Shares of capital stock outstanding.......            1,532,197              678,660         (242,139)             1,968,718
                                                      =============        =============       ==========       ================
    Net asset value and offering price
       per share..............................        $        8.10        $        5.21                        $           8.10
                                                      =============        =============                        ================
Advisor Class Shares
    Net assets................................        $  14,406,752        $   4,145,497                        $     18,552,249
                                                      =============        =============                        ================
    Shares of capital stock outstanding.......            1,665,133              727,230         (248,015)             2,144,348
                                                      =============        =============       ==========       ================
    Net asset value and offering price
       per share..............................        $        8.65        $        5.70                        $           8.65
                                                      =============        =============                        ================

--------------------------------------------------------------------------------

See notes to Pro Forma AllianceBernstein International Premier Growth Fund financial statements.

STATEMENT OF OPERATIONS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
July 31, 2004 (unaudited)             AllianceBernstein All-Asia Investment Fund
================================================================================

                                                                                                                  Pro Forma
                                                    AllianceBernstein     AllianceBernstein                   AllianceBernstein
                                                      International           All-Asia                           International
                                                   Premier Growth Fund     Investment Fund     Adjustments    Premier Growth Fund
                                                   ===================    =================    ===========    ===================
INVESTMENT INCOME
    Dividends (net of foreign taxes
       withheld of $209,822)..................        $   1,406,287        $     425,494       $      -0-       $      1,831,781
    Interest..................................                2,611                3,210              -0-                  5,821
                                                      -------------        -------------       ----------       ----------------
    Total income..............................            1,408,898              428,704              -0-              1,837,602
                                                      -------------        -------------       ----------       ----------------
EXPENSES
    Advisory fee..............................              979,873              269,788             (692)             1,248,969 (a)
    Distribution fee--Class A.................               73,290               25,480              -0-                 98,770 (b)
    Distribution fee--Class B.................              452,572              109,463              -0-                562,035 (c)
    Distribution fee--Class C.................              148,616               36,256              -0-                184,872 (c)
    Transfer agency...........................              579,359              165,049           19,647                764,055 (d)
    Custodian.................................              236,180              228,894         (165,321)               299,753 (d)
    Audit and legal...........................              118,452              153,162         (121,614)               150,000 (d)
    Administration............................              105,000               40,364          (40,364)               105,000 (d)
    Registration..............................               59,290               35,591          (31,881)                63,000 (d)
    Printing..................................               55,265               30,485             (509)                85,241 (d)
    Directors' fees...........................               21,696               59,273          (59,273)                21,696 (d)
    Miscellaneous.............................                8,548                7,199           (3,747)                12,000 (d)
                                                      -------------        -------------       ----------       ----------------
    Total expenses............................            2,838,141            1,161,004         (403,754)             3,595,391
    Less: expenses waived and reimbursed
       by the .....Adviser and Transfer Agent
       (see Note C)...........................             (241,226)            (261,119)         255,019               (247,326)
    Less: expense offset arrangement
       (see Note C)...........................                  (53)                 (18)             -0-                    (71)
                                                      -------------        -------------       ----------       ----------------
    Net expenses..............................            2,596,862              899,867         (148,735)             3,347,994
                                                      -------------        -------------       ----------       ----------------
    Net investment loss.......................           (1,187,964)            (471,163)         148,735             (1,510,392)
                                                      -------------        -------------       ----------       ----------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENT
AND FOREIGN CURRENCY
TRANSACTIONS
    Net realized gain of:
       Investment transactions................            9,597,116            3,723,687              -0-             13,320,803
       Foreign currency transactions..........               89,655               34,742              -0-                124,397
    Net change in unrealized appreciation/
       depreciation of:
       Investments............................            3,421,052            1,168,005              -0-              4,589,057
       Foreign currency denominated assets
         and liabilities......................               (7,580)             (93,967)             -0-               (101,547)
                                                      -------------        -------------       ----------       ----------------
    Net gain on investment and foreign
       currency transactions..................           13,100,243            4,832,467              -0-             17,932,710
                                                      -------------        -------------       ----------       ----------------
NET INCREASE IN NET ASSETS
FROM OPERATIONS...............................        $  11,912,279        $   4,361,304       $  148,735       $     16,422,318
                                                      =============        =============       ==========       ================

--------------------------------------------------------------------------------
(a) Advisory fee based on annual rate of 1.00% of the total combined average daily net assets.
(b) Distribution fee based on annual rate of .30% of the total combined average daily net assets.
(c) Distribution fee based on annual rate of 1.00% of the total combined average daily net assets.
(d)   Expenses are based on one Fund.

      See notes to Pro Forma AllianceBernstein International Premier Growth Fund financial statements.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
July 31, 2004 (unaudited)             AllianceBernstein All-Asia Investment Fund
================================================================================

NOTE A: General

The Pro Forma AllianceBernstein International Premier Growth Fund Financial Statements give effect to the proposed acquisition (the "Acquisition") of the assets and liabilities of AllianceBernstein All-Asia Investment Fund (the "Acquired Fund") by AllianceBernstein International Premier Growth Fund (the "Fund" or "Acquiring Fund") pursuant to Agreement and Plan of Reorganization. The Acquisition would be accomplished by a tax-free exchange of the assets and liabilities of AllianceBernstein All-Asia Investment Fund for shares of the Fund.

The Fund commenced operations on March 3, 1998. The Fund's unaudited Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisition was effective for the period August 1, 2003 - July 31, 2004. You should read them in conjunction with the Fund's historical financial statements, which are included in the Fund's Statement of Additional Information. The Fund's Pro Forma Statement of Operations reflects the assumption that certain expenses would be lower for the combined Fund as a result of the Acquisition. Alliance Capital Management L.P. will bear the expenses of the Acquisition, including the costs of proxy solicitation, except that AllianceBernstein All-Asia Investment Fund will bear its own costs associated with the disposition or acquisition of portfolio securities in connection with the Acquisition.

NOTE B: Significant Accounting Policies

The Fund's Pro Forma financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies) and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained form one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread form a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
(continued)                           AllianceBernstein All-Asia Investment Fund
================================================================================

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains and losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed my countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

NOTE C: Advisory Fee and other Transactions with Affiliates

Until September 6, 2004, under ther terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. Through July 31, 2004, such waiver amounted to $181,900.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $65,426.

For the year ended July 31, 2004, the Fund's expenses were reduced by $71 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
(continued)                           AllianceBernstein All-Asia Investment Fund
================================================================================

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the distributor of the Fund's shares.

NOTE D: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreeement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Disbributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

NOTE E: CAPITAL SHARES

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of July 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at July 31, 2004.

--------------------------------------------------------------------------------
                         Shares of        Additional Shares      Total Shares
                      Acquiring Fund        Assumed Issued        Outstanding
Class of Shares       Pre-Combination        with Merger       Post-Combination
--------------------------------------------------------------------------------
Class A                   2,588,559             958,506            3,547,065
--------------------------------------------------------------------------------
Class B                   4,744,170           1,217,489            5,961,659
--------------------------------------------------------------------------------
Class C                   1,532,197             436,521            1,968,718
--------------------------------------------------------------------------------
Advisor Class             1,665,133             479,215            2,144,348
--------------------------------------------------------------------------------

                           PRO FORMA ALLIANCEBERNSTEIN
                           ---------------------------
                        INTERNATIONAL PREMIER GROWTH FUND
                           ---------------------------
                              FINANCIAL STATEMENTS
                           ---------------------------

               ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND
                        ALLIANCEBERNSTEIN NEW EUROPE FUND


                                  JULY 31, 2004
                                   (unaudited)

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
July 31, 2004 (unaudited)                      AllianceBernstein New Europe Fund
================================================================================

                                                    Pro Forma                                                          Pro Forma
                                                AllianceBernstein     AllianceBernstein     AllianceBernstein     AllianceBernstein
                                                  International         International          New Europe           International
                                               Premier Growth Fund   Premier Growth Fund          Fund           Premier Growth Fund
Company                                              Shares             (U.S.$ Value)         (U.S.$ Value)         (U.S.$ Value)
------------------------------------------------------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-99.2%

FRANCE-13.6%
BNP Paribas, SA...............................        62,444            $     977,129         $   2,658,628       $    3,635,757
Essilor International, SA.....................        48,341                  734,504             2,235,543            2,970,047
L'Oreal, SA...................................        56,663                1,433,467             2,626,911            4,060,378
LVMH Moet Hennessy Louis
    Vuitton, SA...............................        64,068                1,734,588             2,636,420            4,371,008
Sanofi-Synthelabo, SA.........................        11,010                      -0-               730,377              730,377
Schneider Electric, SA........................        60,219                1,774,441             2,054,634            3,829,075
Total, SA.....................................        48,957                2,889,331             6,613,766            9,503,097
Vinci, SA.....................................        10,147                      -0-             1,032,903            1,032,903
                                                                        -------------         -------------       --------------
                                                                            9,543,460            20,589,182           30,132,642
                                                                        -------------         -------------       --------------
GERMANY-7.8%
Altana AG.....................................        47,771                1,606,516               985,022            2,591,538
E.ON AG.......................................        18,415                      -0-             1,308,072            1,308,072
Porsche AG pfd. ..............................         6,052                1,291,163             2,619,701            3,910,864
SAP AG .......................................        53,313                3,398,170             5,152,897            8,551,067
Siemens AG....................................        13,320                  931,814                   -0-              931,814
                                                                        -------------         -------------       --------------
                                                                            7,227,663            10,065,692           17,293,355
                                                                        -------------         -------------       --------------
HONG KONG-0.3%
Esprit Holdings, Ltd. ........................       173,000                  771,876                   -0-              771,876
                                                                        -------------         -------------       --------------
INDIA-0.6%
Housing Development Finance
    Corp., Ltd. ..............................        38,222                  473,953                   -0-              473,953
Infosys Technologies, Ltd. ...................        12,000                  402,049                   -0-              402,049
Reliance Industries, Ltd. ....................        43,333                  456,830                   -0-              456,830
                                                                        -------------         -------------       --------------
                                                                            1,332,832                   -0-            1,332,832
                                                                        -------------         -------------       --------------
IRELAND-3.6%
Anglo Irish Bank Corp. Plc. ..................       118,535                      -0-             1,878,065            1,878,065
CRH Plc. .....................................       264,347                1,578,609             4,386,475            5,965,084
                                                                        -------------         -------------       --------------
                                                                            1,578,609             6,264,540            7,843,149
                                                                        -------------         -------------       --------------
ISRAEL-0.7%
Teva Pharmaceutical Industries,
    Ltd. (ADR)................................        54,200                1,604,320                   -0-            1,604,320
                                                                        -------------         -------------       --------------

ITALY-1.4%
Alleanza Assicurazioni S.p.A..................       155,744                  217,095             1,451,409            1,668,504
Eni S.p.A. ...................................        68,532                      -0-             1,410,904            1,410,904
                                                                        -------------         -------------       --------------
                                                                              217,095             2,862,313            3,079,408
                                                                        -------------         -------------       --------------
JAPAN-8.0%
Aeon Credit Service Co., Ltd. ................        11,700                  717,366                   -0-              717,366
Canon, Inc. ..................................        45,000                2,197,585                   -0-            2,197,585
Denso Corp. ..................................        32,700                  801,392                   -0-              801,392
Eisai Co., Ltd. ..............................        34,600                1,015,683                   -0-            1,015,683
Hoya Corp. ...................................        24,500                2,518,291                   -0-            2,518,291
Ito-Yokado Co., Ltd. .........................        18,000                  699,672                   -0-              699,672

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
(continued)                                    AllianceBernstein New Europe Fund
================================================================================

                                                    Pro Forma                                                          Pro Forma
                                                AllianceBernstein     AllianceBernstein     AllianceBernstein     AllianceBernstein
                                                  International         International          New Europe           International
                                               Premier Growth Fund   Premier Growth Fund          Fund           Premier Growth Fund
Company                                              Shares             (U.S.$ Value)         (U.S.$ Value)         (U.S.$ Value)
------------------------------------------------------------------------------------------------------------------------------------
KDDI Corp. ...................................           299            $   1,527,277         $         -0-       $    1,527,277
Keyence Corp. ................................         4,100                  867,148                   -0-              867,148
Matsushita Electric Industrial Co., Ltd. .....        69,000                  919,215                   -0-              919,215
Mitsubishi Corp. .............................       146,000                1,405,018                   -0-            1,405,018
Mitsubishi Tokyo Financial Group, Inc. .......           158                1,414,121                   -0-            1,414,121
Nitto Denko Corp. ............................        35,000                1,464,159                   -0-            1,464,159
Ricoh Co., Ltd. ..............................        80,000                1,558,418                   -0-            1,558,418
Sumitomo Mitsui Financial Group, Inc. ........           100                  602,361                   -0-              602,361
                                                                        -------------         -------------       --------------
                                                                           17,707,706                   -0-           17,707,706
                                                                        -------------         -------------       --------------
MEXICO-0.8%
America Movil SA de CV Series L
    (ADR).....................................        49,000                1,750,770                   -0-            1,750,770
                                                                        -------------         -------------       --------------
NETHERLANDS-0.6%
ASML Holding NV(a)............................        55,100                  786,283                   -0-              786,283
ING Groep NV..................................        19,760                  458,006                   -0-              458,006
                                                                        -------------         -------------       --------------
                                                                            1,244,289                   -0-            1,244,289
                                                                        -------------         -------------       --------------
NORWAY-0.3%
Norsk Hydro ASA...............................         8,973                  567,206                   -0-              567,206
                                                                        -------------         -------------       --------------
RUSSIA- 0.4%
Mobile Telesystems (ADR)......................         6,900                      -0-               807,645              807,645
                                                                        -------------         -------------       --------------
SOUTH KOREA-0.7%
Samsung Electronics Co., Ltd. ................         4,500                1,604,532                   -0-            1,604,532
                                                                        -------------         -------------       --------------
SPAIN-4.8%
Banco Bilbao Vizcaya Argentaria, SA...........       358,990                1,396,115             3,382,048            4,778,163
Industria de Dise~no Textil,
SA (Inditex)..................................       135,327                1,321,371             1,775,574            3,096,945
Telefonica, SA(a).............................       185,516                      -0-             2,704,790            2,704,790
                                                                         -------------         -------------       --------------
                                                                            2,717,486             7,862,412           10,579,898
                                                                        -------------         -------------       --------------
SWEDEN-3.4%
LM Ericsson AB(a).............................     2,784,928                2,682,963             4,758,806            7,441,769
                                                                        -------------         -------------       --------------
SWITZERLAND-14.8%
Alcon, Inc. ..................................        39,200                1,256,240             1,746,480            3,002,720
Nestle, SA....................................        21,837                1,276,366             4,304,791            5,581,157
Nobel Biocare Holding AG......................        15,383                  484,098             1,619,983            2,104,081
Novartis AG...................................       124,951                1,846,701             3,744,262            5,590,963
Roche Holding AG-Genusschein..................        75,330                2,561,435             4,886,370            7,447,805
Swiss Reinsurance Co. ........................        45,082                1,139,737             1,494,007            2,633,744
UBS AG .......................................        93,606                2,287,661             3,974,795            6,262,456
                                                                        -------------         -------------       --------------
                                                                           10,852,238            21,770,688           32,622,926
                                                                        -------------         -------------       --------------
TAIWAN-0.1%
Taiwan Semiconductor
    Manufacturing Co., Ltd. ..................       172,580                  217,819                   -0-              217,819
                                                                        -------------         -------------       --------------

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
(continued)                                    AllianceBernstein New Europe Fund
================================================================================

                                                    Pro Forma                                                          Pro Forma
                                                AllianceBernstein     AllianceBernstein     AllianceBernstein     AllianceBernstein
                                                  International         International          New Europe           International
                                               Premier Growth Fund   Premier Growth Fund          Fund           Premier Growth Fund
Company                                              Shares             (U.S.$ Value)         (U.S.$ Value)         (U.S.$ Value)
------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM-37.3%
AstraZeneca Plc. .............................       155,650            $   2,318,220         $   4,647,491       $    6,965,711
Capita Group Plc. ............................       119,187                      -0-               663,210              663,210
Carnival Plc. ................................       154,953                3,120,946             4,458,859            7,579,805
Centrica Plc. ................................       144,261                      -0-               620,413              620,413
Compass Group Plc. ...........................       135,706                      -0-               789,060              789,060
Enterprise Inns Plc. .........................       183,305                  428,287             1,348,376            1,776,663
GUS Plc. .....................................       240,513                      -0-             3,765,669            3,765,669
HBOS Plc. ....................................        55,351                      -0-               717,151              717,151
Hilton Group Plc. ............................       670,164                1,083,487             2,094,193            3,177,680
HSBC Holdings Plc. ...........................       600,861                2,810,504             6,012,595            8,823,099
Legal & General Group Plc. ...................     1,129,588                      -0-             1,992,472            1,992,472
Man Group Plc. ...............................        47,361                      -0-             1,126,495            1,126,495
Reckitt Benckiser Plc. .......................       282,234                2,914,824             4,804,201            7,719,025
Royal Bank of Scotland Group Plc. ............       262,629                2,021,397             5,361,999            7,383,396
Smith & Nephew Plc. ..........................       465,799                1,484,188             3,216,875            4,701,063
Standard Chartered Plc. ......................       346,430                1,952,443             3,777,141            5,729,584
Tesco Plc. ...................................     2,141,656                3,613,348             6,298,227            9,911,575
Vodafone Group Plc. ..........................     3,071,804                2,222,992             4,438,272            6,661,264
WPP Group Plc. ...............................       258,925                1,064,283             1,329,977            2,394,260
                                                                        -------------         -------------       --------------
                                                                           25,034,919            57,462,676           82,497,595
                                                                        -------------         -------------       --------------
TOTAL INVESTMENTS-99.2%
    (cost $178,540,541).......................                             86,655,783           132,443,954          219,099,737
Other assets less liabilities-0.8%............                                599,063             1,212,288            1,811,351
                                                                        -------------         -------------       --------------
NET ASSETS-100%...............................                          $  87,254,846         $ 133,656,242       $  220,911,088
                                                                        =============         =============       ==============

--------------------------------------------------------------------------------
(a)   Non-income producing security.

      Glossary of terms:
      ADR  -   American Depositary Receipt
      GDR  -   Global Depositary Receipt
      pfd  -   Preferred Stock

      See notes to Pro Forma AllianceBernstein International Premier Growth Fund financial statements.

STATEMENT OF ASSETS AND LIABILITIES
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
(continued)                                    AllianceBernstein New Europe Fund
================================================================================

                                                                                                                      Pro Forma
                                                   AllianceBernstein                                              AllianceBernstein
                                                     International       AllianceBernstein                          International
                                                  Premier Growth Fund     New Europe Fund        Adjustments     Premier Growth Fund
                                                  ===================    =================     ===============   ===================
ASSETS
    Investments in securities, at value
       (cost $178,540,541)....................      $    86,655,783      $    132,443,954      $           -0-     $ 219,099,737
    Cash......................................              478,680               233,361                  -0-           712,041
    Foreign cash, at value
       (cost $1,945,896)......................              799,581             1,146,672                  -0-         1,946,253
    Dividends receivable......................              100,015               324,157                  -0-           424,172
    Receivable for capital stock sold.........               72,665               362,510                  -0-           435,175
    Receivable for investment securities
       sold and foreign currency contracts....                  -0-               337,471                  -0-           337,471
    Receivable from Adviser...................                  -0-                   -0-                  -0-               -0-
                                                    ---------------      ----------------      ---------------     -------------
    Total assets..............................           88,106,724           134,848,125                  -0-     $ 222,954,849
                                                    ---------------      ----------------      ---------------     -------------
LIABILITIES
    Payable for capital stock redeemed........              305,781               618,827                  -0-           924,608
    Payable for investment securities
       purchased and foreign currency
       contracts..............................              227,030               150,639                  -0-           377,669
    Advisory fee payable......................               59,836                86,981                  -0-           146,817
    Distribution fee payable..................               50,436                73,383                  -0-           123,819
    Transfer Agent fee payable................               31,265                46,152                  -0-            77,417
    Accrued expenses and other
       liabilities............................              177,530               215,901                  -0-           393,431
                                                    ---------------      ----------------      ---------------     -------------
Total liabilities.............................              851,878             1,191,883                  -0-         2,043,761
                                                    ---------------      ----------------      ---------------     -------------
NET ASSETS....................................      $    87,254,846      $    133,656,242      $           -0-     $ 220,911,088
                                                    ===============      ================      ===============     =============
Class A Shares
    Net assets................................      $    22,001,482      $     66,252,996                          $  88,254,478
                                                    ===============      ================                          =============
    Shares of capital stock outstanding.......            2,588,559             4,612,759            3,180,090        10,381,408
                                                    ===============      ================      ===============     =============
    Net asset value and redemption price
       per share..............................      $          8.50      $          14.36                          $        8.50
    Sales charge--4.25% of publi
       offering price.........................                  .38                   .64                                    .38
                                                    ---------------      ----------------                          -------------
    Maximum offering price....................      $          8.88      $          15.00                          $        8.88
                                                    ===============      ================                          =============
Class B Shares
    Net assets................................      $    38,429,729      $     49,465,577                          $  87,895,306
                                                    ===============      ================                          =============
    Shares of capital stock outstanding.......            4,744,170             3,875,844            2,229,807        10,849,821
                                                    ===============      ================      ===============     =============
    Net asset value and offering price
       per share..............................      $          8.10      $          12.76                          $        8.10
                                                    ===============      ================                          =============
Class C Shares
    Net assets................................      $    12,416,883      $     14,959,579                          $  27,376,462
                                                    ===============      ================                          =============
    Shares of capital stock outstanding.......            1,532,197             1,167,557              678,913         3,378,667
                                                    ===============      ================      ===============     =============
    Net asset value and offering price
       per share..............................      $          8.10      $          12.81                          $        8.10
                                                    ===============      ================                          =============
Advisor Class Shares
    Net assets................................      $    14,406,752      $      2,978,090                          $  17,384,842
                                                    ===============      ================                          =============
    Shares of capital stock outstanding.......            1,665,133               205,206              139,018         2,009,357
                                                    ===============      ================      ===============     =============
    Net asset value and offering price
       per share..............................      $          8.65   $             14.51                          $        8.65
                                                    ===============      ================                          =============

--------------------------------------------------------------------------------
See notes to Pro Forma AllianceBernstein International Premier Growth Fund financial statements.

STATEMENT OF OPERATIONS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
July 31, 2004 (unaudited)                      AllianceBernstein New Europe Fund
================================================================================

                                                                                                                      Pro Forma
                                                   AllianceBernstein                                              AllianceBernstein
                                                     International       AllianceBernstein                          International
                                                  Premier Growth Fund     New Europe Fund        Adjustments     Premier Growth Fund
                                                  ===================    =================     ===============   ===================
INVESTMENT INCOME
    Dividends (net of foreign taxes
       withheld of $499,246)..................      $     1,406,287      $      2,927,545      $           -0-     $   4,333,832
    Interest..................................                2,611                   -0-                  -0-             2,611
                                                    ---------------      ----------------      ---------------     -------------
    Total income..............................            1,408,898             2,927,545                  -0-         4,336,443
                                                    ---------------      ----------------      ---------------     -------------
EXPENSES
    Advisory fee..............................              979,873             1,573,507              (75,078)        2,478,302 (a)
    Distribution fee--Class A.................               73,290               214,340                  -0-           287,630 (b)
    Distribution fee--Class B.................              452,572               572,503                  -0-         1,025,075 (c)
    Distribution fee--Class C.................              148,616               178,095                  -0-           326,711 (c)
    Transfer agency...........................              579,359               911,924               (5,774)        1,485,509 (d)
    Custodian.................................              236,180               249,711              108,901           594,792 (d)
    Audit and legal...........................              118,452               147,393             (115,845)          150,000 (d)
    Administration............................              105,000               117,000             (117,000)          105,000 (d)
    Registration..............................               59,290                67,294              (63,584)           63,000 (d)
    Printing..................................               55,265                70,943              (15,670)          110,538 (d)
    Directors' fees...........................               21,696                54,463              (54,463)           21,696 (d)
    Miscellaneous.............................                8,548                17,296              (13,844)           12,000 (d)
                                                    ---------------      ----------------      ---------------     -------------
    Total expenses............................            2,838,141             4,174,469             (352,357)        6,660,253
    Less: expenses waived and
       reimbursed by the Adviser and
       Transfer Agent  (see Note C)...........             (241,226)             (293,922)              78,409          (456,739)
    Less: expense offset arrangement
       (see Note C)...........................                  (53)                  (80)                 -0-              (133)
                                                    ---------------      ----------------      ---------------     -------------
    Net expenses..............................            2,596,862             3,880,467             (273,948)        6,203,381
                                                    ---------------      ----------------      ---------------     -------------
    Net investment loss.......................           (1,187,964)             (952,922)             273,948        (1,866,938)
                                                    ---------------      ----------------      ---------------     -------------
REALIZED AND UNREALIZED
GAIN(LOSS) ON INVESTMENT
AND FOREIGN CURRENCY
TRANSACTIONS
    Net realized gain of:
       Investment transactions................            9,597,116            20,578,411                  -0-        30,175,527
       Foreign currency transactions..........               89,655                17,369                  -0-           107,024
    Net change in unrealized
       appreciation/depreciation of:
       Investments............................            3,421,052             3,756,164                  -0-         7,177,216
       Foreign currency denominated
         assets and liabilities...............               (7,580)               (5,617)                 -0-           (13,197)
                                                    ---------------      ----------------      ---------------     -------------
    Net gain on investment and foreign
       currency transactions..................           13,100,243            24,346,327                  -0-        37,446,570
                                                    ---------------      ----------------      ---------------     -------------
NET INCREASE IN NET ASSETS
FROM OPERATIONS...............................      $    11,912,279      $     23,393,405      $       273,948     $  35,579,632
                                                    ===============      ================      ===============     =============

--------------------------------------------------------------------------------

(a) Advisory fee based on annual rate of 1.00% of the total combined average daily net assets.
(b) Distribution fee based on annual rate of .30% of the total combined average daily net assets.
(c) Distribution fee based on annual rate of 1.00% of the total combined average daily net assets.
(d)   Expenses are based on one Fund.

      See notes to Pro Forma AllianceBernstein International Premier Growth Fund financial statements.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
July 31, 2004 (unaudited)                      AllianceBernstein New Europe Fund
================================================================================

NOTE A: General

The Pro Forma AllianceBernstein International Premier Growth Fund Financial Statements give effect to the proposed acquisition (the "Acquisition") of the assets and liabilities of AllianceBernstein New Europe Fund (the "Acquired Fund") by AllianceBernstein International Premier Growth Fund (the "Fund" or "Acquiring Fund") pursuant to Agreement and Plan of Reorganization. The Acquisition would be accomplished by a tax-free exchange of the assets and liabilities of AllianceBernstein New Europe Fund for shares of the Fund.

The Fund commenced operations on March 3, 1998. The Fund's unaudited Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisition was effective for the period August 1, 2003 - July 31, 2004. You should read them in conjunction with the Fund's historical financial statements, which are included in the Fund's Statement of Additional Information. The Fund's Pro Forma Statement of Operations reflects the assumption that certain expenses would be lower for the combined Fund as a result of the Acquisition. Alliance Capital Management L.P. will bear the expenses of the Acquisition, including the costs of proxy solicitation, except that AllianceBernstein New Europe Fund will bear its own costs associated with the disposition or aquisition of portfolio securities in connection with the Acquisition.

NOTE B: Significant Accounting Policies

The Fund's Pro Forma financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies) and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained form one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread form a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
(continued)                                    AllianceBernstein New Europe Fund
================================================================================

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains and losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed my countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

NOTE C: Advisory Fee and other Transactions with Affiliates

Until September 6, 2004, under ther terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. Through July 31, 2004, such waiver amounted to $401,944.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $54,795.

For the year ended July 31, 2004, the Fund's expenses were reduced by $133 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN                                    AllianceBernstein
INTERNATIONAL PREMIER GROWTH FUND              International Premier Growth Fund
(continued)                                    AllianceBernstein New Europe Fund
================================================================================

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the distributor of the Fund's shares.

NOTE D: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreeement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Disbributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

NOTE E: CAPITAL SHARES

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of July 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at July 31, 2004.

--------------------------------------------------------------------------------
                         Shares of        Additional Shares      Total Shares
                      Acquiring Fund        Assumed Issued        Outstanding
Class of Shares       Pre-Combination        with Merger       Post-Combination
--------------------------------------------------------------------------------
Class A                  2,588,559            7,792,849           10,381,408
--------------------------------------------------------------------------------
Class B                  4,744,170            6,105,651           10,849,821
--------------------------------------------------------------------------------
Class C                  1,532,197            1,846,470            3,378,667
--------------------------------------------------------------------------------
Advisor Class            1,665,133              344,224            2,009,357
--------------------------------------------------------------------------------

                     (This page left intentionally blank.)

                                                                      APPENDIX A

            ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND, INC.

         ---------------------------------------------------------------
                   c/o Alliance Global Investor Services, Inc.
                 P.O. Box 786003, San Antonio, Texas 78278-6003
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618

         ---------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                   November 1, 2004, as amended March 25, 2005

         ---------------------------------------------------------------

                  This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the current prospectus, dated November 1, 2004, for AllianceBernstein International Premier Growth Fund, Inc. (the "Fund") that offers the Class A, Class B, Class C and Advisor Class shares of the Fund (the "Prospectus"). Financial statements for the Fund for the year ended July 31, 2004 are included in the annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectus and annual report may be obtained by contacting Alliance Global Investor Services, Inc. ("AGIS") at the address or the "For Literature" telephone number shown above.

                                TABLE OF CONTENTS

                                                                            Page

Description of the Fund.......................................................2
Management of the Fund........................................................5
Expenses of the Fund..........................................................21
Purchase of Shares............................................................24
Redemption and Repurchase of Shares...........................................46
Shareholder Services..........................................................48
Net Asset Value...............................................................51
Dividends, Distributions and Taxes............................................54
Portfolio Transactions........................................................60
General Information...........................................................63
Financial Statements and Report of Independent
  Registered Public Accounting Firm...........................................68
Appendix A: Certain Investment Practices.....................................A-1
Appendix B: Additional Information About Japan...............................B-1
Appendix C: Additional Information About the United Kingdom .................C-1
Appendix D: Statement of Policies and Procedures
            for Voting Proxies...............................................D-1

-----------
SM:  This is a service mark used under license from the owner.

          -------------------------------------------------------------

                             DESCRIPTION OF THE FUND

          -------------------------------------------------------------

Investment Policies and Practices

      The Fund is a diversified, open-end investment company. The Fund is diversified and, under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund may not change this policy without a shareholder vote. With respect to currency swaps (which the Fund may only enter into for hedging purposes), standby commitment agreements and other commitments that may have the effect of requiring the Fund to increase its investment in a borrower or other issuer, the net amount of the excess, if any, of the Fund's obligations over its entitlements will be accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian.

      For additional information on the use, risks and costs of options, futures contracts, stock index futures, options on futures contracts and options on foreign currencies, see Appendix A. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act. The Fund may invest up to 35% of its assets in each of Japan and the United Kingdom. The Board of Directors of the Fund has, however, voted to replace this non-fundamental policy with a non-fundamental policy of investing, under normal circumstances, in the equity securities of companies based in at least three foreign countries. The effectiveness of this new non-fundamental policy is contingent on shareholder approval of a change to the Fund's investment objective at a meeting to be held on April 21, 2005. For additional information concerning Japan and the United Kingdom, see Appendices B and C, respectively.

      Short Sales. A short sale is effected by selling a security that the Fund does not own, or if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Pursuant to the Taxpayer Relief Act of 1997, if the Fund has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Fund generally will be deemed to have sold the appreciated security and thus will recognize gain for tax purposes. The Fund has adopted a non-fundamental investment policy that it will not make a short sale if as a result more than 5% of its net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain.

      Future Developments. The Fund may, following written notice to its shareholders, take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described above.

      Certain Fundamental Investment Policies. The following restrictions, which supplement those set forth in the Prospectus, may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, which means the affirmative vote of the holders of (i) 67% or more or the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares, whichever is less. Whenever any investment restriction states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increases or decreases in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation.

      The Fund may not:

      (i) invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry, except that this restriction does not apply to U.S. Government securities;

      (ii) borrow money or issue senior securities, except that the Fund may borrow (a) from a bank if immediately after such borrowing there is asset coverage of at least 300% as defined in the 1940 Act and (b) for temporary purposes in an amount not exceeding 5% of the value of the total assets of the Fund;

      (iii) pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

      (iv) make loans, except through (a) the purchase of debt obligations in accordance with its investment objectives and policies; (b) the lending of portfolio securities; or (c) the use of repurchase agreements;

      (v) participate on a joint or joint and several basis in any securities trading account;

      (vi)  invest in companies for the purpose of exercising control;

      (vii) issue any senior security within the meaning of the 1940 Act;

     (viii) make short sales of securities or maintain a short position, unless not more than 25% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time; or

      (ix) (a) purchase or sell real estate except that it may purchase and sell securities of companies that deal in real estate or interests therein; (b) purchase or sell commodities or commodity contracts including futures contracts (except foreign currencies, foreign currency options and futures, options and futures on securities and securities indices and forward contracts or contracts for the future acquisition or delivery of securities and foreign currencies and related options on futures contracts and similar contracts); (c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions; and (d) act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the "Securities Act").

      A special meeting of the Fund's shareholders has been called for April 21, 2005 to seek shareholder approval of the elimination or modification of certain of the foregoing fundamental investment policies. Specifically, shareholders have been asked to eliminate fundamental restrictions (iii), (v), (vi), (vii) and (viii) above and to make the following modifications to certain of the other fundamental restrictions:

      o Fundamental restriction (i) above will be replaced with the following fundamental restriction:

            "The Fund may not concentrate investments in an industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities."

      o Fundamental restriction (ii) above will be replaced with the following fundamental restriction:

            "The Fund may not issue any senior security (as that term is defined in the 1940 Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

            For the purposes of this restriction, collateral arrangements, including, for example, with respect to options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margin, are not deemed to be the issuance of a senior security."

      o Fundamental restriction (ix)(a) above will be replaced with the following fundamental restriction:

            "The Fund may not purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. This restriction does not prohibit the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business."

      o Fundamental restriction (ix)(b) above will be replaced with the following fundamental restriction:

            "The Fund may not purchase or sell commodities regulated by the Commodity Futures Trading Commission under the Commodity Exchange Act or commodity contracts except for futures contracts and options on futures contracts."

      o Fundamental restriction (ix)(c) above will be replaced with the following non-fundamental restriction:

            "The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments."

        ----------------------------------------------------------------

                             MANAGEMENT OF THE FUND

        ----------------------------------------------------------------

Board of Directors Information

      The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                   PORTFOLIOS
                                                                                   IN FUND
                                                                                   COMPLEX          OTHER
NAME, ADDRESS,                        PRINCIPAL                                    OVERSEEN         DIRECTORSHIPS
AGE OF DIRECTOR                       OCCUPATION(S)                                BY               HELD BY
(YEARS OF SERVICE*)                   DURING PAST 5 YEARS                          DIRECTOR         DIRECTOR
-------------------                   -------------------                          --------         --------
INTERESTED DIRECTORS
Marc O. Mayer,** 47,                  Executive Vice President of Alliance         66                  None
1345 Avenue of the                    Capital Management Corporation
Americas, New York, NY 10105          ("ACMC") since 2001; prior thereto,
(Elected on November 18, 2003)        Chief Executive Officer of Sanford C.
                                      Bernstein & Co., LLC ("SCB & Co.") and
                                      its predecessor since prior to 2000.

DISINTERESTED DIRECTORS
Chairman of the Board
William H. Foulk, Jr.,# 72,           Investment adviser and an independent        113                 None
Sound View Drive, Suite 100,          consultant. He was formerly Senior
Greenwich, CT 06830                   Manager of Barrett Associates, Inc., a
(6)                                   registered investment adviser, with
                                      which he had been associated since
                                      prior to 2000. He was formerly
                                      Deputy Comptroller and Chief
                                      Investment Officer of the State of
                                      New York and, prior thereto, Chief
                                      Investment Officer of the New York
                                      Bank for Savings.


Ruth Block,***# 73,                   Formerly Executive Vice President and        94                  None
500 S.E. Mizner Blvd.,                the Chief Insurance Officer of AXA
Boca Raton, FL 33432                  Equitable Life Insurance Company
(6)                                   ("Equitable"); Chairman and Chief
                                      Executive Officer of Evlico;
                                      Director of Avon, BP (oil and gas),
                                      Ecolab Incorporated (specialty
                                      chemicals), Tandem Financial Group
                                      and Donaldson, Lufkin & Jenrette
                                      Securities Corporation; former
                                      Governor at Large, National
                                      Association of Securities Dealers,
                                      Inc.

David H. Dievler,# 75,                Independent consultant.  Until               98                  None
P.O. Box 167, Spring Lake,            December 1994 he was Senior Vice
NJ 07762                              President of ACMC responsible for
(6)                                   mutual fund administration.  Prior to
                                      joining ACMC in 1984 he was Chief
                                      Financial Officer of Eberstadt Asset
                                      Management since 1968. Prior to that
                                      he was a Senior Manager at Price
                                      Waterhouse & Co. Member of American
                                      Institute of Certified Public
                                      Accountants since 1953.


John H. Dobkin,# 62,                  Consultant.  Formerly President of           96                  None
P.O. Box 12,                          Save Venice, Inc. (preservation
Annandale, NY 12504                   organization) from 2001-2002, a Senior
(6)                                   Advisor from June 1999 - June 2000 and
                                      President of Historic Hudson Valley
                                      (historic preservation) from
                                      December 1989 - May 1999.
                                      Previously, Director of the National
                                      Academy of Design during 1988-1992,
                                      Director and Chairman of the Audit
                                      Committee of ACMC.

Michael J. Downey,# 61,               Consultant since January 2004.               66                  Asia Pacific Fund, Inc. and
1345 Avenue of the Americas           Formerly managing partner of Lexington                           the Merger Fund
New York, NY 10105                    Capital, LLC (investment advisory
(Elected January 1, 2005)             firm) from December 1997 until
                                      December 2003. Prior thereto,
                                      Chairman and CEO of Prudential
                                      Mutual Fund Management from 1987 to
                                      1993.

----------
*     There is no stated term of office for the Fund's Directors.
** Mr. Mayer is an "interested person", as defined in the 1940 Act, due to his position as an Executive Vice President of ACMC.
*** Ms. Block was an "interested person," as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of 116 American Depositary Shares of AXA having a value of approximately $2,396 at that date. AXA is a controlling person of ACMC. Ms. Block received shares of The Equitable Companies Incorporated as part of the demutualization of the Equitable Life Assurance Society of the United States, which were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.
#     Member of the Audit Committee and the Governance and Nominating Committee.

      The Fund's Board of Directors has two standing committees of the Board -- an Audit Committee and a Governance and Nominating Committee. The members of the Audit and Governance and Nominating Committees are identified above. The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The Audit Committee met three times during the Fund's most recently completed fiscal year. The function of the Governance and Nominating Committee is to nominate persons to fill any vacancies or newly created positions on the Board of Directors. The Governance and Nominating Committee did not meet during the Fund's most recently completed fiscal year.

      The Governance and Nominating Committee has a charter and, pursuant to the charter, the Governance and Nominating Committee will consider candidates for nomination as a director submitted by a shareholder or group of shareholders who have beneficially owned at least 5% of the Fund's common stock or shares of beneficial interest for at least two years at the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Governance and Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Fund not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Fund did not hold an annual meeting of shareholders in the previous year, the submission must be delivered or mailed and received within a reasonable amount of time before the Fund begins to print and mail its proxy materials. Public notice of such upcoming annual meeting of shareholders may be given in a shareholder report or other mailing to shareholders or by other means deemed by the Governance and Nominating Committee or the Board to be reasonably calculated to inform shareholders.

      Shareholders submitting a candidate for consideration by the Governance and Nominating Committee must provide the following information to the Governance and Nominating Committee: (i) a statement in writing setting forth
(A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the shareholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of the Fund owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

      The Governance and Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance and Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

      The Governance and Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Governance and Nominating Committee will not consider self-nominated candidates. The Governance and Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Fund, the candidate's ability to qualify as a disinterested Director and such other criteria as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

      In approving the most recent annual continuance of the Fund's investment advisory agreement (the "Advisory Agreement"), the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Directors were the nature and quality of the services provided by Alliance Capital Management L.P. (the "Adviser" or "Alliance") and the reasonableness of the fees charged for those services. These matters were considered by the disinterested directors meeting separately from the full Board with experienced counsel that is independent of the Adviser.

      The Directors' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of the Fund, as well as senior management's attention to any portfolio management issues, were considered. The Fund's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Directors also considered an expense limitation agreement for the Fund that sets expense caps on overall Fund expenses and provides for waiver of fees by the Adviser or reimbursement of expenses if needed to meet such caps, the scope and quality of the in-house research capability of the Adviser and other resources dedicated to performing its services. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of on-going reports by management as to compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent registered public accounting firm in periodic meetings with the Fund's Audit Committee.

      In reviewing the fees payable under the Advisory Agreement, the Directors compared the fees and overall expense levels of the Fund to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Adviser and information compiled by an independent data service. The Directors also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The

Directors considered information provided by the Adviser concerning the Adviser's profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Directors took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, brokerage and transfer agency services to the Fund, the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions, and that the Advisory Agreement provides that the Fund reimburses the Adviser for the cost of providing certain administrative services. In evaluating the Fund's advisory fees, the Directors also took into account the demands, complexity and quality of the investment management of the Fund.

      The Directors also considered the business reputation of the Adviser and its financial resources. The Directors evaluated the procedures and systems adopted by the Adviser that are designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Directors also considered information concerning policies and procedures of the Adviser with respect to the execution of portfolio transactions.

      No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement. Rather, the Directors concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Fund to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

      The dollar range of the Fund's securities owned by each Director and the aggregate dollar range of securities in all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") owned by each Director are set forth below.

                                                          AGGREGATE DOLLAR
                                                          RANGE OF EQUITY
                              DOLLAR RANGE                SECURITIES IN THE
                              OF EQUITY SECURITIES        ALLIANCEBERNSTEIN
                              IN THE FUND AS OF           FUND COMPLEX AS OF
                              DECEMBER 31, 2004*          DECEMBER 31, 2004*
                              -------------------         ------------------

Marc O. Mayer                 None                        Over $100,000
Ruth Block                    $1 - $10,000                Over $100,000
David H. Dievler              None                        Over $100,000
John H. Dobkin                None                        Over $100,000
William H. Foulk, Jr.         None                        Over $100,000

*Mr. Downey is not included because he was not a Director of the Fund as of December 31, 2004.

Officer Information

Certain information concerning the Fund's officers is set forth below.

NAME AND ADDRESS,*           POSITION(S) HELD                PRINCIPAL OCCUPATION
AND (AGE)                    WITH FUND                       DURING PAST 5 YEARS
-------------------------    --------------------------      -------------------
Marc O. Mayer, (47)          President and Chief Executive   See biography above.
                             Officer

Bruce W. Calvert, (57)       Executive Vice President        Chairman and Director of ACMC,**
                                                             with which he has been associated
                                                             since prior to 2000.

Philip L. Kirstein, (59)     Senior Vice President and       Senior Vice President and
                             Independent Compliance Officer  Independent Compliance Officer -
                                                             Mutual Funds of ACMC,** with which
                                                             he has been associated since
                                                             October 2004. Prior thereto, he
                                                             was Of Counsel to Kirkpatrick &
                                                             Lockhart, LLP from October 2003 to
                                                             October 2004, and General Counsel
                                                             and First Vice President of
                                                             Merrill Lynch Investment Managers,
                                                             L.P. since prior to 2000.

Christopher M. Toub, (45)    Senior Vice President           Executive Vice President of
                                                             ACMC,** with which he has been
                                                             associated since prior to 2000.

Edward Baker, (53)           Vice President                  Senior Vice President and Chief
                                                             Investment Officer of Emerging
                                                             Markets of ACMC,** with which he
                                                             has been associated since prior to
                                                             2000.

Thomas J. Bardong, (59)      Vice President                  Senior Vice President of ACMC,**
                                                             with which he has been associated
                                                             since prior to 2000.

Stephen Beinhacker, (40)     Vice President                  Senior Vice President of ACMC,**
                                                             with which he has been associated
                                                             since prior to 2000.

Russell Brody, (37)          Vice President                  Vice President of ACMC,** with
                                                             which he has been associated since
                                                             prior to 2000.

Mark D. Gersten, (54)        Treasurer and Chief Financial   Senior Vice President of AGIS**
                             Officer                         and Vice President of
                                                             AllianceBernstein Investment
                                                             Research and Management, Inc.
                                                             ("ABIRM"),** with which he has
                                                             been associated since prior to
                                                             2000.

Mark R. Manley, (42)         Secretary                       Senior Vice President, Deputy
                                                             General Counsel and Chief
                                                             Compliance Officer of ACMC,** with
                                                             which he has been associated since
                                                             prior to 2000.

Vincent S. Noto, (39)        Controller                      Vice President of AGIS,** with
                                                             which he has been associated with
                                                             prior to 2000.

Andrew L. Gangolf, (50)      Assistant Secretary             Senior Vice President and
                                                             Assistant General Counsel of
                                                             ABIRM,** with which he has been
                                                             associated since prior to 2000.

-----------
* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
**    ACMC, ABIRM, AGIS and SCB & Co. are affiliates of the Fund.

      The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during the Fund's fiscal year ended July 31, 2004, the aggregate compensation paid to each of the Directors during calendar year 2004 by the AllianceBernstein

Fund Complex and the total number of registered investment companies (and separate investment portfolios within those companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                            Total             Total
                                                            Number of         Number of
                                                            Investment        Investment
                                                            Companies         Portfolios
                                                            in the            within the
                                                            Alliance-         Alliance-
                                          Total             Bernstein         Bernstein Fund
                                          Compensation      Fund Complex,     Complex,
                                          From the          Including the     Including the
                                          Alliance-         Fund, as to       Fund, as to
                         Aggregate        Bernstein Fund    which the         which the
                         Compensation     Complex,          Director is       Director is
Name of Director         From the         Including         a Director        a Director
of the Fund*             Fund             the Fund          or Trustee        or Trustee
----------------         ------------     -----------       ------------      -------------
Marc O. Mayer            $0               $0                    38                 66
Ruth Block               $2,862           $223,200              41                 94
David H. Dievler         $2,847           $268,250              45                 98
John H. Dobkin           $2,852           $252,900              45                 96
William H. Foulk, Jr.    $4,151           $465,250              49                113

*Information for Mr. Downey is not included because he was not a Director of the Fund as of December 31, 2004.

      As of February 24, 2005, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

Adviser

      Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Fund's Board of Directors (see "Management of the Fund" in the Prospectus).

      Alliance is a leading global investment management firm supervising client accounts with assets as of December 31, 2004, totaling approximately $539 billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.

      Alliance is a registered investment adviser under the Investment Advisers Act of 1940, as amended. As of September 30, 2004, Alliance Capital Management Holding L.P. ("Holding"), a Delaware limited partnership, owned approximately 31.6% of the issued and outstanding units of limited partnership interest in Alliance ("Alliance Units"). Units representing assignments of beneficial ownership of limited partnership interests in Holding ("Holding Units") trade publicly on the New York Stock Exchange (the "Exchange") under the ticker symbol "AC". Alliance Units do not trade publicly and are subject to significant restrictions on transfer. ACMC is the general partner of both Alliance and Holding. ACMC owns 100,000 general partnership units in Holding and a 1% general partnership interest in Alliance. ACMC is an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation.

      As of September 30, 2004, AXA, AXA Financial, Equitable and certain subsidiaries of Equitable beneficially owned approximately 57.8% of the issued and outstanding Alliance Units and approximately 1.8% of the issued and outstanding Holding Units which, including the general partnership interests in Alliance and Holding, represent an economic interest of approximately 58.3% in Alliance. As of September 30, 2004, SCB Partners Inc., a wholly-owned subsidiary of SCB Inc., beneficially owned approximately 9.7% of the issued and outstanding Alliance Units.

      AXA, a French company, is the holding company for an international group of companies and a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial is a wholly-owned subsidiary of AXA. Equitable is an indirect wholly-owned subsidiary of AXA Financial.

      Based on information provided by AXA, as of February 1, 2004, approximately 16.89% of the issued ordinary shares (representing 27.55% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of February 1, 2004, 71.11% of the shares (representing 80.36% of the voting power) of Finaxa were owned by three French mutual insurance companies (the "Mutuelles AXA") and 21.32% of the shares of Finaxa (representing 12.80% of the voting power) were owned by BNP Paribas, a French bank. As of February 1, 2004, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.17% of the issued ordinary shares (representing 32.94% of the voting power) of AXA.

      Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnishes the Fund, without charge, management supervision and assistance and office facilities and provides persons satisfactory to the Fund's Board of Directors to serve as the Fund's officers.

      The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Fund's Board of Directors. The Fund paid to the Adviser a total of $105,000 in respect of such services during the fiscal year of the Fund ended July 31, 2004.

      Under the Advisory Agreement, the Fund paid the Adviser a fee at the annual rate of 1.00% of the value of the average daily net assets of the Fund. The fee is accrued daily and paid monthly. Effective as of January 1, 2004, the Adviser waived a portion of its advisory fee. The advisory fee waiver reduced the advisory fee to 0.75% of the first $2.5 billion, 0.65% of the excess over $2.5 billion up to $5 billion and 0.60% of the excess over $5 billion as a percentage of the Fund's average daily net assets. Effective September 7, 2004, the Board of Directors approved an amendment to the Advisory Agreement to reduce the contractual advisory fee to these amounts. The Adviser has contractually agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis 2.50%, 3.20%, 3.20% and 2.20% of aggregate average daily net assets, respectively, for Class A, Class B, Class C and Advisor Class shares. This contractual agreement automatically extends each year unless the Adviser provides written notice 60 days prior to the Fund's fiscal year end. For the fiscal year of the Fund ended July 31, 2004, the fiscal period of the Fund ended July 31, 2003 and the fiscal years of the Fund ended November 30, 2002 and 2001, the Adviser received from the Fund advisory fees of $760,533 (net of $74,684, which was waived by the Adviser due to the expense limitation agreement and $144,656, which was waived by the Adviser under the agreement with the New York Attorney General), $291,810 (net of $346,165, which was waived by the Adviser), $1,322,976 (net of $34,622, which was waived by the Adviser) and $2,045,706, respectively.

      The Advisory Agreement became effective on February 2, 1998, having been approved by the unanimous vote, cast in person, of the Fund's Directors, including the Directors who are not parties to the Advisory Agreement or "interested persons" as defined in the 1940 Act of any such party, at a meeting called for that purpose and held on January 14, 1998, and by the Fund's initial shareholder on January 14, 1998.

      The Advisory Agreement continues in effect from year to year provided that its continuance is specifically approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors, including in either case, approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party as defined by the 1940 Act. Most recently, continuance of the Advisory Agreement was approved for an additional annual term by the Board of Directors, including a majority of the Directors who are not "interested persons" as defined in the 1940 Act, at their Regular Meetings held on June 15-17, 2004.

      The Advisory Agreement is terminable without penalty by a vote of a majority of the Fund's outstanding voting securities or by a vote of a majority of the Fund's Directors on 60 days' written notice, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

      The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to AllianceBernstein All-Asia Investment Fund, Inc., AllianceBernstein Americas Government Income Trust, Inc., AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Cap Fund, Inc., AllianceBernstein Capital Reserves, AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Focused Growth & Income Fund, Inc., AllianceBernstein Global Health Care Fund, Inc., AllianceBernstein Global Research Growth Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Global Technology Fund, Inc., AllianceBernstein Government Reserves, AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein Institutional Reserves, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Multi-Market Strategy Trust, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Municipal Trust, AllianceBernstein New Europe Fund, Inc., AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., AllianceBernstein Worldwide Privatization Fund, Inc., The AllianceBernstein Portfolios, Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc., all registered open-end investment companies; and to ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc. and The Spain Fund, Inc., all registered closed-end investment companies.

Additional Information About the Fund's Portfolio Managers

      The management of and investment decisions for the Fund's portfolio are made by the Adviser's International Research Growth sector analyst-managers. Mr. William Johnston, Ms. Isabel Buccellati, Mr. Michele Patri, Ms. Valli Niththyananthan, Mr. Atsushi Yamamoto, Mr. Hiromitsu Agata and Mr. Thomas Schmitt are the sector analyst-managers with the most significant responsibility for the day-to-day management of the Fund's portfolio. For additional information about the portfolio management of the Fund, see "Management of the Fund - Portfolio Managers" in the Fund's prospectus. The dollar range of the Fund's equity securities owned directly or beneficially by the Fund's portfolio managers as of February 28, 2005 is set forth below:

                                          DOLLAR RANGE OF EQUITY
                                          SECURITIES IN THE FUND
                                          ----------------------
       Mr. William Johnston                        None
       Ms. Isabel Buccellati                       None
       Mr. Michele Patri                           None
       Ms. Valli Niththyananthan                   None
       Mr. Atsushi Yamamoto                        None
       Mr. Hiromitsu Agata                         None
       Mr. Thomas Schmitt                          None

      The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Fund's portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of February 28, 2005.

----------------------------------------------------------------------------------------------------------------------------

                                   REGISTERED INVESTMENT COMPANIES (excluding the Fund)

----------------------------------------------------------------------------------------------------------------------------

                           Total Number of       Total Assets of      Number of Registered
                           Registered            Registered           Investment Companies      Total Assets of Registered
                           Investment            Investment           Managed with              Investment Companies Managed
Portfolio Manager          Companies Managed     Companies Managed    Performance-based Fees    with Performance-based Fees
----------------------------------------------------------------------------------------------------------------------------
Mr. William Johnston       1                     $13,675,561          None                      None
----------------------------------------------------------------------------------------------------------------------------
Ms. Isabel Buccellati      1                     $6,811,499           None                      None
----------------------------------------------------------------------------------------------------------------------------
Mr. Michele Patri          1                     $6,277,965           None                      None
----------------------------------------------------------------------------------------------------------------------------
Ms. Valli Niththyananthan  1                     $11,854,076          None                      None
----------------------------------------------------------------------------------------------------------------------------
Mr. Atsushi Yamamoto       1                     $7,758,179           None                      None
----------------------------------------------------------------------------------------------------------------------------
Mr. Hiromitsu Agata        1                     $6,782,053           None                      None
----------------------------------------------------------------------------------------------------------------------------
Mr. Thomas Schmitt         2                     $23,916,644          None                      None
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

                                                  POOLED INVESTMENT VEHICLES

----------------------------------------------------------------------------------------------------------------------------
                           Total Number of                             Number of Pooled
                           Pooled             Total Assets of Pooled   Investment Vehicles       Total Assets of Pooled
                           Investment         Investment Vehicles      Managed with              Investment Vehicles Managed
Portfolio Manager          Vehicles Managed   Managed                  Performance-based Fees    with Performance-based Fees
----------------------------------------------------------------------------------------------------------------------------
Mr. William Johnston       None               None                     None                      None
----------------------------------------------------------------------------------------------------------------------------
Ms. Isabel Buccellati      None               None                     None                      None
----------------------------------------------------------------------------------------------------------------------------
Mr. Michele Patri          None               None                     None                      None
----------------------------------------------------------------------------------------------------------------------------
Ms. Valli Niththyananthan  None               None                     None                      None
----------------------------------------------------------------------------------------------------------------------------
Mr. Atsushi Yamamoto       None               None                     None                      None
----------------------------------------------------------------------------------------------------------------------------
Mr. Hiromitsu Agata        1                  $125,452,279             None                      None
----------------------------------------------------------------------------------------------------------------------------
Mr. Thomas Schmitt         1                  $732,143,766             None                      None
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

                                                        OTHER ACCOUNTS

----------------------------------------------------------------------------------------------------------------------
                                                                             Number of               Total Assets of
                                                                             Other Accounts          Other Accounts
                           Total Number of                                   Managed                 with
                           Other Accounts        Total Assets of Other       with Performance-       Performance-based
Portfolio Manager          Managed               Accounts Managed            based Fees              Fees
----------------------------------------------------------------------------------------------------------------------
Mr. William Johnston       None                  None                        None                    None
----------------------------------------------------------------------------------------------------------------------
Ms. Isabel Buccellati      None                  None                        None                    None
----------------------------------------------------------------------------------------------------------------------
Mr. Michele Patri          None                  None                        None                    None
----------------------------------------------------------------------------------------------------------------------
Ms. Valli Niththyananthan  None                  None                        None                    None
----------------------------------------------------------------------------------------------------------------------
Mr. Atsushi Yamamoto       None                  None                        None                    None
----------------------------------------------------------------------------------------------------------------------
Mr. Hiromitsu Agata        None                  None                        None                    None
----------------------------------------------------------------------------------------------------------------------
Mr. Thomas Schmitt         83                    $2,226,175,324              2                       $107,551,172
----------------------------------------------------------------------------------------------------------------------

Potential Conflicts of Interest

      As an investment adviser and fiduciary, Alliance owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies, procedures and disclosures reasonably designed to detect, manage and mitigate the effects of potential conflicts of interest in the area of employee personal trading, and managing multiple accounts for multiple clients, including funds (hereinafter "clients"), and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to maintain our fiduciary duty.

      Employee Personal Trading and the Code of Business Conduct and Ethics

      Alliance has policies to avoid conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities which may be owned by, or bought or sold for clients. Alliance permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent such conflicts of interest.

      Managing Multiple Accounts for Multiple Clients

      The investment professional or investment professional teams for each fund have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, Alliance has compliance policies and oversight to manage these conflicts.

      Allocating Investment Opportunities

      In addition, the investment professionals routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur where Alliance would have a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance could share in investment gains. As referenced above, Alliance has procedures designed to ensure that information relevant to investment decisions is disseminated fairly within its portfolio management teams and investment opportunities are allocated equitably among different clients.

      Portfolio Manager Compensation

      Alliance's compensation program for investment professionals(1) is designed to be competitive and appropriate to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the

AllianceBernstein Mutual Funds.

      Investment professionals are compensated on an annual basis through a combination of the following: (i) fixed base salary; (ii) discretionary incentive compensation in the form of an annual cash bonus; (iii) discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards") and (iv) discretionary long-term incentive compensation in the form of restricted unit grants (granted prior to 2002 and (v) contributions under Alliance's Profit Sharing/401(k) Plan. Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a closer alignment between the investment professionals and Alliance's clients and mutual fund shareholders. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.

      An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.

      Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team/discipline's dialogue. An investment professional's contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities and fulfillment of Alliance's leadership criteria are relevant to compensation decisions.

----------
      (1) Investment professionals at Alliance include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

        ----------------------------------------------------------------

                              EXPENSES OF THE FUND

        ----------------------------------------------------------------

Distribution Services Agreement

      The Fund has entered into a Distribution Services Agreement (the "Agreement") with ABIRM, the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class A shares, Class B shares and Class C shares in accordance with a plan of distribution that is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan").

      During the Fund's fiscal year ended July 31, 2004, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $73,290 which constituted .30% annually, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $383,217. Of the $456,507 paid by the Fund and the Adviser under the Rule 12b-1 Plan with respect to the Class A shares, $2,240 was spent on advertising, $432 on the printing and mailing of prospectuses for persons other than current shareholders, $279,157 for compensation to broker-dealers and other financial intermediaries (including, $153,769 to the Fund's Principal Underwriter), $22,668 for compensation to sales personnel, and $152,010 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

      During the Fund's fiscal year ended July 31, 2004, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $452,572, which constituted approximately 1.0% annually, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $452,572 paid by the Fund and the Adviser under the Rule 12b-1 Plan with respect to the Class B shares, $395 was spent on advertising, $587 on the printing and mailing of prospectuses for persons other than current shareholders, $127,598 for compensation to broker-dealers and other financial intermediaries (including, $28,937 to the Fund's Principal Underwriter), $5,036 for compensation to sales personnel, $28,910 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $79,940 was spent on interest on Class B shares financing and $210,106 was used to offset the distribution service fees paid in prior years.

      During the Fund's fiscal year ended July 31, 2004, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $148,616, which constituted approximately 1.0% annually, of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $37,130. Of the $185,746 paid by the Fund and the Adviser under the Rule 12b-1 Plan with respect to the Class C shares, $273 was spent on advertising, $448 on the printing and mailing of prospectuses for persons other than current shareholders, $163,389 for compensation to broker-dealers and other financial intermediaries (including, $18,653 to the Fund's Principal Underwriter), $3,111 for compensation to sales personnel, $18,310 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $215 was spent on interest on Class C shares financing.

      Distribution services fees are accrued daily and paid monthly and charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge and at the same time to permit the Principal Underwriter to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge ("CDSC") and respective distribution services fee on the Class B shares and Class C shares are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares in that in each case the sales charge and distribution services fee provides for the financing of the distribution of the relevant class of the Fund's shares.

      With respect to Class A shares of the Fund, distribution expenses accrued by ABIRM in one fiscal year may not be paid from distribution services fees received from the Fund in subsequent fiscal years. ABIRM's compensation with respect to Class B and Class C shares under the Rule 12b-1 Plan is directly tied to the expenses incurred by ABIRM. Actual distribution expenses for Class B and Class C shares for any given year, however, will probably exceed the distribution services fee payable under the Rule 12b-1 Plan with respect to the class involved and payments received from CDSCs. The excess will be carried forward by ABIRM and reimbursed from distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and payments subsequently received through CDSCs, so long as the Rule 12b-1 Plan is in effect.

      Unreimbursed distribution expenses incurred as of the end of the Fund's fiscal year ended July 31, 2004, and carried over for reimbursement in future years in respect of the Class B and Class C shares for the Fund were, respectively, $5,561,491 (14.47% of the net assets of Class B) and $1,212,362 (9.76% of the net assets of Class C).

      The Rule 12b-1 Plan is in compliance with rules of the National Association of Securities Dealers, Inc. ("NASD") that effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

      In approving the Rule 12b-1 Plan, the Directors of the Fund determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit the Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

      The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission (the "Commission") make payments for distribution services to the Principal Underwriter; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

      The Agreement continues in effect so long as such continuance is specifically approved at least annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors of the Fund who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. Most recently, continuance of the Agreement for an additional annual term was approved by a vote, cast in person, of the Directors including a majority of the Directors who are not "interested persons," as defined in the 1940 Act, at their Regular Meetings held on June 15-17, 2004.

      In the event that the Rule 12b-1 Plan is terminated by either party or not continued with respect to the Class A shares, Class B shares or Class C shares,
(i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

Transfer Agency Agreement

      AGIS, an indirect wholly-owned subsidiary of the Adviser, located principally at 500 Plaza Drive, Secaucus, NJ 07094 and with operations at 8000 IH 10 W, 4th Floor, San Antonio, Texas 78230, receives a transfer agency fee per account holder of each of the Class A shares, Class B shares, Class C shares and Advisor Class shares of the Fund. The transfer agency fee with respect to the Class B shares and Class C shares is higher than the transfer agency fee with respect to the Class A and Advisor Class shares. For the fiscal year ended July 31, 2004, the Fund paid AGIS $385,776 pursuant to the Transfer Agency Agreement.

      AGIS acts as the transfer agent for the Fund. AGIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

      Many Fund shares are owned by selected dealers and selected agents, as defined below, financial intermediaries or other financial representatives ("financial intermediaries") for the benefit of their customers. In those cases, the Fund often does not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The Fund, ABIRM and/or Alliance pay to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per customer fund account per annum. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Fund, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.20% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Fund, they are included in the Fund's Prospectus in the Fund expense tables under "Fees and Expenses of the Funds." In addition, financial intermediaries may be affiliates of entities that receive compensation from Alliance or ABIRM for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

      Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

Codes of Ethics and Proxy Voting Policies and Procedures

      The Fund, the Adviser and the Principal Underwriter have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

      The Fund has adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix D.

      Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 227-4618; or on or through the Fund's website at www.AllianceBernstein.com; or both; and (2) on the Commission's website at www.sec.gov.

        ----------------------------------------------------------------

                               PURCHASE OF SHARES

        ----------------------------------------------------------------

      The following information supplements that set forth in the Fund's Prospectus under the heading "Investing in the Funds."

General

      Shares of the Fund are offered on a continuous basis at a price equal to their net asset value ("NAV") plus an initial sales charge at the time of purchase ("Class A shares"), with a CDSC ("Class B shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any CDSC ("Class C shares"), or, to investors eligible to purchase Advisor Class shares, without any initial sales charge or CDSC ("Advisor Class shares"), in each case as described below. All of the classes of shares of the Fund, except the Advisor Class shares, are subject to Rule 12b-1 asset-based sales charges. Shares of the Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the NASD and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Principal Underwriter ("selected agents") and (iii) the Principal Underwriter.

      Investors may purchase shares of the Fund either through financial intermediaries or directly through the Principal Underwriter. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through the financial intermediary. Such financial intermediary may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The Fund is not responsible for, and has no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling different classes of shares.

      In order to open your account, the Fund or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If the Fund or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

      The Fund's Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

      Risks Associated With Excessive Or Short-term Trading Generally. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, the Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Fund performance.

      Significant investments in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

      Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Investments in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds may be adversely affected by price arbitrage trading strategies.

      Policy Regarding Short-term Trading. Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Fund will seek to prevent such practices to the extent they are detected by the procedures described below. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

o Transaction Surveillance Procedures. The Fund, through its agents, ABIRM and AGIS, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

o Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund seeks to apply its surveillance procedures to these omnibus account arrangements. If a financial intermediary does not have the capabilities, or declines, to provide individual account level detail to the Fund, the Fund will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets is detected, the Fund will notify the financial intermediary and request that the financial intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Fund that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Fund will continue to monitor the turnover attributable to a financial intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

      Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in the Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

      Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect excessive or short duration trading in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

      The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If the Fund suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.

      If you are a Fund shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described in the Prospectus. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

      The public offering price of shares of the Fund is their NAV, plus, in the case of Class A shares, a sales charge. On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the NAV is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

      The respective NAVs of the various classes of shares of the Fund are expected to be substantially the same. However, the NAV of the Class B and Class C shares will generally be slightly lower than the per share NAVs of the Class A and Advisor Class shares as a result of the differential daily expense accruals of the higher distribution and, in some cases, transfer agency fees applicable with respect to those classes of shares.

      The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their NAV next determined (plus applicable Class A sales charges), as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the NAV computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through financial intermediaries, the applicable public offering price will be the NAV as so determined, but only if the financial intermediary receives the order prior to the close of regular trading on the Exchange. The financial intermediary is responsible for transmitting such orders by a prescribed time to the Fund or its transfer agent. If the financial intermediary fails to do so, the investor will not receive that day's NAV. If the financial intermediary receives the order after the close of regular trading on the Exchange, the price received by the investor will be based on the NAV determined as of the close of regular trading on the Exchange on the next day it is open for trading.

      Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders with payment by electronic funds transfer may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before 4:00 p.m. Eastern time on a Fund business day to receive that day's public offering price. Telephone purchase requests received after 4:00 p.m. Eastern time are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

      Full and fractional shares are credited to a shareholder's account in the amount of his or her subscription. As a convenience, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or his or her authorized financial intermediary. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

      Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or CDSC, when applicable) and Class B and Class C shares bear the expense of the CDSC, (ii) Class B shares and Class C shares each bear the expense of a higher distribution services fee than that borne by Class A shares, and Advisor Class shares do not bear such a fee, (iii) Class B and Class C shares bear higher transfer agency costs than that borne by Class A and Advisor Class shares, (iv) Class B and Advisor Class shares are subject to a conversion feature and will convert to Class A shares under certain circumstances, and (v) each of Class A, Class B and Class C shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class A shareholders, an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class B shareholders and Advisor Class shareholders because the Class B and Advisor Class shares convert to Class A shares under certain circumstances and the Class A shareholders, the Class B shareholders and Advisor Class shareholders will vote separately by class. Each class has different exchange privileges and certain different shareholder service options available.

      The Directors of the Fund have determined that currently no conflict of interest exists between or among the classes of shares of the Fund. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Purchase Arrangements

      Classes A, B and C Shares. Class A, Class B and Class C shares have the following alternative purchase arrangements: Class A shares are generally offered with an initial sales charge, Class B shares are generally offered with a CDSC and Class C shares are sold to investors choosing the asset-based sales charge alternative. Special purchase arrangements are available for group retirement plans. "Group retirement plans" are defined as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund. See "Alternative Purchase Arrangements - Group Retirement Plans" below. These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services fee and CDSC on Class B shares prior to conversion, or the accumulated distribution services fee and CDSC on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, the Principal Underwriter will reject any order (except orders from certain group retirement plans) for more than $100,000 for Class B shares (see "Alternative Purchase Arrangements - Group Retirement Plans"). Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at NAV. For this reason, the Principal Underwriter will reject any order for more than $1,000,000 for Class C shares.

      Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

      Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a CDSC for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in NAV or the effect of different performance assumptions.

      Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the four-year period during which Class B shares are subject to a CDSC may find it more advantageous to purchase Class C shares.

      During the Fund's fiscal year ended July 31, 2004, the fiscal period ended July 31, 2003 and fiscal years ended November 30, 2002 and 2001, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $46,789, $43,702, $189,555 and $621,886. Of that amount, the Principal
Underwriter received the amount of $2,039, $1,826, $16,906 and $294,810, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallowed to selected dealers (and was, accordingly, retained by the Principal Underwriter). During the Fund's fiscal year ended July 31, 2004, the fiscal period ended July 31, 2003 and fiscal years ended November 30, 2002 and 2001, the Principal Underwriter received CDSCs of $10,900, $967, $234,560 and $15,602 on Class A shares, $82,322, $143,266,
$227,725 and $350,258 on Class B shares, and $3,538, $1,528, $3,032 and $30,018 on Class C shares, respectively.

             Class A Shares. The public offering price of Class A shares is the NAV plus a sales charge, as set forth below.

                                      Sales Charge
                                                                       Discount or
                                                                       Commission to
                                 As % of        As % of                Dealers or Agents
Amount of                        Net Amount     the Public Offering    of up to % of
Purchase                         Invested       Price                  Offering Price
--------                         ----------     -------------------    ------------------
Up to
   $100,000...................     4.44%            4.25%                  4.00%
$100,000 up to
   $250,000...................     3.36             3.25                   3.00
$250,000 up to
   $500,000...................     2.30             2.25                   2.00
$500,000 up to $1,000,000*....     1.78             1.75                   1.50

----------
* There is no initial sales charge on transactions of $1,000,000 or more.

      All or a portion of the initial sales charge may be paid to your financial representative. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a CDSC of up to 1%. The CDSC on Class A shares will be waived on certain redemptions, as described below under "--Contingent Deferred Sales Charge."

      No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, (ii) in exchange for Class A shares of other "AllianceBernstein Mutual Funds" (as that term is defined under "Combined

Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AllianceBernstein Exchange Reserves that were purchased for cash without the payment of an initial sales charge and without being subject to a CDSC or (iii) upon the automatic conversion of Class B shares or Advisor Class shares as described below under "Class B Shares - Conversion Feature" and "--Conversion of Advisor Class Shares to Class A Shares." The Fund receives the entire NAV of its Class A shares sold to investors. The Principal Underwriter's commission is the sales charge shown above less any applicable discount or commission "reallowed" to selected dealers and agents. The Principal Underwriter will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Principal Underwriter may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Principal Underwriter. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act.

      In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.

      Class A Shares - Sales at NAV. The Fund may sell its Class A shares at NAV (i.e., without any initial sales charge) to certain categories of investors including:

            (i) investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's
      AllianceBernstein Institutional Management division;

            (ii) officers and present or former Directors of the Fund or other investment companies managed by the Adviser, officers, directors and present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, the Principal Underwriter, AGIS and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively, "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person;

            (iii)the Adviser, Principal Underwriter, AGIS and their affiliates; certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AGIS and their affiliates;

            (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services; and

            (v) certain retirement plan accounts as described under "Alternative Purchase Arrangements-Group Retirement Plans."

      Class B Shares. Investors may purchase Class B shares at the public offering price equal to the NAV per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.

      Conversion Feature. Eight years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative NAVs of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the sale of the shares.

      For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.

      The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

      Class C Shares. Investors may purchase Class C shares at the public offering price equal to the NAV per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire NAV of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial sales charge or CDSC, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Fund and incur higher distribution services fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

      Contingent Deferred Sales Charge. Class B shares that are redeemed within four years of purchase will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. Class A share purchases of $1,000,000 or more and Class C shares that are redeemed within one year of purchase will be subject to a CDSC of 1%. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

      To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the NAV per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the second year after purchase as set forth below).

      For Class B shares, the amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

                                               Contingent Deferred Sales Charge
                                                 for the Fund as a % of Dollar
      Years Since Purchase                         Amount Subject to Charge
      --------------------                         ------------------------

      First                                                  4.0%
      Second                                                 3.0%
      Third                                                  2.0%
      Fourth                                                 1.0%
      Fifth and thereafter                                   None

      In determining the CDSC applicable to a redemption of Class B and Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because the shares were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the AllianceBernstein Mutual Fund originally purchased by the shareholder.

      Proceeds from the CDSC are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of Fund shares, such as the payment of compensation to selected dealers and agents for selling Fund shares. The combination of the CDSC and the distribution services fee enables the Fund to sell shares without a sales charge being deducted at the time of purchase.

      The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the United States Internal Revenue Code of 1986, as amended (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder that has attained the age of 70-1/2,
(iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative or by the estate of any such person or relative, (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs -- Systematic Withdrawal Plan" below), (v) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan, (vi) for Class C shares, sold through programs offered by financial intermediaries and approved by ABIRM where such programs offer only shares which are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for the Fund, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares or (vii) for permitted exchanges of shares.

      Advisor Class Shares. Advisor Class shares of the Fund may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by the Principal Underwriter, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least $10 million in assets and are purchased directly by the plan without the involvement of a financial intermediary, (iii) by the categories of investors described in clauses (i) through (iv) under "Class A Shares - Sales at NAV" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class shares), or (iv) by directors and present or retired full-time employees of CB Richard Ellis, Inc. Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by the Principal Underwriter for investment in Advisor Class shares. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Advisor Class shares do not incur any distribution services fees, and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class B or Class C shares.

      Conversion of Advisor Class Shares to Class A Shares. Advisor Class shares may be held solely through the fee-based program accounts and employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--Advisor Class Shares," and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If (i) a holder of Advisor Class shares ceases to participate in the fee-based program or plan that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in the Prospectus and this SAI (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Fund will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAVs of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee. Advisor Class shares do not have any distribution services fee. As a result, Class A shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower NAV than Advisor Class shares.

      The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder would be required to redeem the shareholder's Advisor Class shares, which would constitute a taxable event under federal income tax law.

Alternative Purchase Arrangements - Group Retirement Plans

      The Fund offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of the Fund. In order to enable participants investing through group retirement plans to purchase shares of the Fund, the maximum and minimum investment amounts may be different for shares purchased through group retirement plans from those described herein. In addition, the Class A, Class B and Class C CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectuses and this SAI. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

      Class A Shares. Class A shares are available at NAV to all AllianceBernstein sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 or more employees. ABIRM measures the asset levels and number of employees in these plans once monthly. Therefore, if a plan that is not initially eligible for Class A shares meets the asset level or number of employees required for Class A eligibility, ABIRM may not initially fill orders with Class A shares if an order is received prior to its monthly measurement of assets and employees. If the plan terminates the Fund as an investment option within one year, then all plan purchases of Class A shares will be subject to a 1%, 1-year CDSC on redemption. Class A shares are also available at NAV to group retirement plans with plan assets of $1 million or more. The 1%, 1-year CDSC also generally applies. However, the 1%, 1-year CDSC may be waived if the financial intermediary agrees to waive all commissions or other compensation paid in connection with the sale of such shares (typically up to a 1% advance payment for sales of Class A shares at NAV) other than the service fee paid pursuant to the Fund's distribution service plan.

      Class B Shares. Class B shares are generally not available for purchase by group retirement plans. However, Class B shares may continue to be purchased by group retirement plans that have already selected Class B shares as an investment alternative under their plan prior to September 2, 2003.

      Class C Shares. Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and less than 100 employees. If an AllianceBernstein Link, AllianceBernstein Individual 401(k) or AllianceBernstein SIMPLE IRA plan holding Class C shares become eligible to purchase Class A shares at NAV, the plan sponsor or other appropriate fiduciary of such plan may request ABIRM in writing to liquidate the Class C shares and purchase Class A shares with the liquidation proceeds. Any such liquidation and repurchase may not occur before the expiration of the 1-year period that begins on the date of the plan's last purchase of Class C shares. Class C shares are also available to group retirement plans with plan assets of less than $1 million.

      Choosing a Class of Shares for Group Retirement Plans. As noted, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from the Fund's share class eligibility criteria before determining whether to invest. For example, the Fund makes its Class A shares available at NAV to group retirement plans with plan assets of $1 million or more. In addition, under certain circumstances described above, the 1%, 1-year CDSC may be waived. In addition, as described above, while Class B shares are generally not available to group retirement plans, Class B shares are available for continuing contributions from plans that have already selected Class B shares as an investment option under their plans prior to September 2, 2003. Plan fiduciaries should weigh the fact that Class B shares will convert to Class A shares after a period of time against the fact that Class A shares have lower expenses, and therefore higher returns, than Class B shares, before determining which class to make available to its plan participants.

Sales Charge Reduction Programs

      The AllianceBernstein Mutual Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, the Fund must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction. If the Fund is not notified that that a shareholder is eligible for these reductions, the Fund will be unable to ensure that the reduction is applied to the shareholder's account.

      Combined Purchase Privilege. Shareholders may qualify for the sales charge reductions by combining purchases of shares of the Fund into a single "purchase". By combining such purchases, shareholders may be able to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares". A "purchase" means a single purchase or concurrent purchases of shares of the Fund or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by (i) an individual, his or her spouse, or the individual's children under the age of 21 years purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts; (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved; or (iii) the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

      Currently, the AllianceBernstein Mutual Funds include:

AllianceBernstein All-Asia Investment Fund, Inc.
AllianceBernstein Americas Government Income Trust, Inc.
AllianceBernstein Balanced Shares, Inc.
AllianceBernstein Blended Style Series, Inc.
  -U.S. Large Cap Portfolio
AllianceBernstein Bond Fund, Inc.
  -AllianceBernstein Corporate Bond Portfolio
  -AllianceBernstein Quality Bond Portfolio
  -AllianceBernstein U.S. Government Portfolio
AllianceBernstein Cap Fund, Inc.
  -AllianceBernstein Small Cap Growth Portfolio
AllianceBernstein Emerging Market Debt Fund, Inc.
AllianceBernstein Exchange Reserves
AllianceBernstein Focused Growth & Income Fund, Inc.
AllianceBernstein Global Health Care Fund, Inc.
AllianceBernstein Global Research Growth Fund, Inc.
AllianceBernstein Global Strategic Income Trust, Inc.
AllianceBernstein Global Technology Fund, Inc.
AllianceBernstein Greater China '97 Fund, Inc.
AllianceBernstein Growth and Income Fund, Inc.
AllianceBernstein High Yield Fund, Inc.
AllianceBernstein International Premier Growth Fund, Inc.
AllianceBernstein Large Cap Growth Fund, Inc.

AllianceBernstein Mid-Cap Growth Fund, Inc.
AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
AllianceBernstein Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
AllianceBernstein New Europe Fund, Inc.
AllianceBernstein Real Estate Investment Fund, Inc.
AllianceBernstein Trust
  -AllianceBernstein Global Value Fund
  -AllianceBernstein International Value Fund
  -AllianceBernstein Small/Mid Cap Value Fund
  -AllianceBernstein Value Fund
AllianceBernstein Utility Income Fund, Inc.
AllianceBernstein Worldwide Privatization Fund, Inc.
The AllianceBernstein Portfolios
  -AllianceBernstein Balanced Wealth Strategy
  -AllianceBernstein Growth Fund
  -AllianceBernstein Tax-Managed Balanced Wealth Strategy -AllianceBernstein Tax-Managed Wealth Appreciation Strategy -AllianceBernstein Tax-Managed Wealth Preservation Strategy -AllianceBernstein Wealth Appreciation Strategy -AllianceBernstein Wealth Preservation Strategy
Sanford C. Bernstein Fund, Inc.
  -AllianceBernstein Intermediate California Municipal Portfolio -AllianceBernstein Intermediate Diversified Municipal Portfolio -AllianceBernstein Intermediate New York Municipal Portfolio -AllianceBernstein International Portfolio
  -AllianceBernstein Short Duration Portfolio
  -AllianceBernstein Tax-Managed International Portfolio

      Prospectuses for the AllianceBernstein Mutual Funds may be obtained without charge by contacting AGIS at the address or the "For Literature" telephone number shown on the front cover of this SAI.

      Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of the Fund may be combined with the value of the shareholder's existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares". In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

            (i)   the investor's current purchase;

            (ii) the NAV (at the close of business on the previous day) of (a) all shares of the Fund held by the investor and (b) all shares held by the investor of any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the investor, his or her spouse, or child under the age of 21 is the participant; and

            (iii) the NAV of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

      For example, if an investor owned shares of an AllianceBernstein Mutual Fund worth $200,000 at their then current NAV and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the sales charge for the $100,000 purchase would be the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

      Letter of Intent. Class A investors may also obtain the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares" by means of a written Letter of Intent, which expresses the investor's intention to invest at least $100,000 in Class A shares of the Fund or any AllianceBernstein Mutual Fund within 13 months. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the investor's option, a Letter of Intent may include purchases of shares of the Fund or any other AllianceBernstein Mutual Fund made not more than 90 days prior to the date that the investor signs a Letter of Intent, in which case the 13-month period during which the Letter of Intent is in effect will begin on the date of that earliest purchase. However, sales charges will not be reduced for purchases made prior to the date the Letter of Intent is signed.

      Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the AllianceBernstein Mutual Funds under a single Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other AllianceBernstein Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

      The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then NAV to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

      Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of the Fund can obtain a form of Letter of Intent by contacting AGIS at the address or telephone numbers shown on the cover of this SAI.

      Reinstatement Privilege. A shareholder who has redeemed any or all of his or her Class A or Class B shares may reinvest all or any portion of the proceeds from that redemption in Class A shares of the Fund at NAV without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date, and (ii) for Class B shares, a CDSC has been paid and the Principal Underwriter has approved, at its discretion, the reinstatement of such shares. Shares are sold to a reinvesting shareholder at the NAV next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this SAI.

      Dividend Reinvestment Program. Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of the Fund pursuant to the Fund's Dividend Reinvestment Program. No initial sales charge or CDSC will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Subscription Application. Current shareholders should contact AGIS to participate in the Dividend Reinvestment Program.

      In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder's distributions option will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks.

      Dividend Direction Plan. A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct that income dividends and/or capital gains paid by one AllianceBernstein Mutual Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of the other AllianceBernstein Mutual Fund(s). Further information can be obtained by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application. Current shareholders should contact AGIS to establish a dividend direction plan.

Systematic Withdrawal Plan

      General. Any shareholder who owns or purchases shares of the Fund having a current NAV of at least $5,000 may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 70-1/2 who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

      Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class B and Class C shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

      Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares -- General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

      Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Subscription Application, while current Fund shareholders desiring to do so can obtain an application form by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

      CDSC Waiver for Class B Shares and Class C Shares. Under the systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B or Class C shares in a shareholder's account may be redeemed free of any CDSC.

      Class B shares that are not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable CDSC.

      With respect to Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

Payments to Financial Advisors and Their Firms

      Financial intermediaries market and sell shares of the Fund. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Fund may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

      In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABIRM to financial intermediaries selling Class A shares. ABIRM may also pay these financial intermediaries a fee of up to 1% on purchases of $1 million or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

      In the case of Class B shares, ABIRM will pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

      In the case of Class C shares, ABIRM will pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

      In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees. ABIRM may pay a portion of "ticket" or other transactional charges.

      Your financial advisor's firm receives compensation from the Fund, ABIRM and/or Alliance in several ways from various sources, which include some or all of the following:

            o     upfront sales commissions

            o     12b-1 fees

            o     additional distribution support

            o     defrayal of costs for educational seminars and training

            o payments related to providing shareholder record-keeping and/or transfer agency services

      Please read the Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support

      In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees," in the Prospectus, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABIRM, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

      For 2004, ABIRM's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $20 million. In 2003, ABIRM paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19 million for distribution services and educational support related to the AllianceBernstein Mutual Funds.

      A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABIRM access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list." ABIRM's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

      The Fund and ABIRM also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Expenses of the Fund - Transfer Agency Agreement" above. These expenses paid by the Fund are included in "Other Expenses" under "Fees and Expenses of the Funds - Annual Fund Operating Expenses" in the Prospectus.

      If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

      Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Fund, Alliance, ABIRM and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

      ABIRM anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

      A.G. Edwards
      AIG Advisor Group
      American Express Financial Advisors
      AXA Advisors
      Banc of America
      Bank One Securities Corp.
      Charles Schwab
      Chase Investment Services
      Citigroup Global Markets
      Commonwealth Financial
      IFMG Securities
      ING Advisors Network
      Legg Mason
      Lincoln Financial Advisors
      Linsco Private Ledger
      Merrill Lynch
      Morgan Stanley
      Mutual Service Corporation
      National Financial
      NPH Holdings
      PFS Investments
      Piper Jaffray
      Raymond James
      RBC Dain Rauscher
      Securities America
      SunTrust Bank
      UBS Financial
      Uvest Financial Services
      Wachovia Securities
      Wells Fargo

      Although the Fund may use brokers and dealers who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

        ----------------------------------------------------------------

                       REDEMPTION AND REPURCHASE OF SHARES

        ----------------------------------------------------------------

      The following information supplements that set forth in the Fund's Prospectus under the heading "Investing in the Funds." If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. In such cases, orders will receive the NAV next computed after such order is properly received by the authorized broker or designee and accepted by the Fund.

Redemption

      Subject only to the limitations described below, the Fund's Charter requires that the Fund redeem the shares tendered to it, as described below, at a redemption price equal to their NAV as next computed following the receipt of shares tendered for redemption in proper form. Except for any CDSC which may be applicable to Class A shares, Class B shares or Class C shares, there is no redemption charge. Payment of the redemption price normally will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial intermediary.

      The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

      Payment of the redemption price normally will be made in cash. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares will reflect the deduction of the CDSC, if any. Payment received by a shareholder upon redemption or repurchase of the shareholder's shares, assuming the shares constitute capital assets in the shareholder's hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

      To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The Fund may require the signature or signatures on the letter to be Medallion Signature Guaranteed. Please contact AGIS to confirm whether a Medallion Signature Guarantee is needed.

      To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

      Telephone Redemption By Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer (of shares for which no stock certificates have been issued) by telephone at 800-221-5672 if the shareholder has completed the appropriate portion of the Subscription Application or, if an existing shareholder has not completed this portion, by an "Autosell" application obtained from AGIS (except for certain omnibus accounts). Telephone redemption requests by electronic funds transfer may not exceed $100,000 per day, and must be made by 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

      Telephone Redemption By Check. Each Fund shareholder is eligible to request redemption by check of Fund shares for which no stock certificates have been issued by telephone at 800-221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to AGIS or by checking the appropriate box on the Subscription Application.

      Telephone Redemptions - General. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption by check is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Fund, the Adviser, the Principal Underwriter nor AGIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for redemptions.

Repurchase

      The Fund may repurchase shares through the Principal Underwriter or financial intermediaries. The repurchase price will be the NAV next determined after the Principal Underwriter receives the request (less the CDSC, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through selected financial intermediaries before the close of regular trading on the Exchange on any day will be executed at the NAV determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time (certain financial intermediaries may enter into operating agreements permitting them to transmit purchase information that was received prior to the close of business to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day'sNAV). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and that financial intermediary. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through a financial intermediary. Neither the Fund nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the CDSC, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of the Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through that financial intermediary, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above with respect to financial intermediaries is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

      The Fund reserves the right to close out an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. No CDSC will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

        ----------------------------------------------------------------

                              SHAREHOLDER SERVICES

        ----------------------------------------------------------------

      The following information supplements that set forth in the Fund's Prospectus under the heading "Investing in the Funds." The shareholder services set forth below are applicable to all classes of shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program or a shareholder in a group retirement plan, your fee-based program or retirement plan may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein.

Automatic Investment Program

      Investors may purchase shares of the Fund through an automatic investment program utilizing electronic funds transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application. Current shareholders should contact AGIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

Exchange Privilege

      You may exchange your investment in the Fund for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) if the other AllianceBernstein Mutual Fund in which you invest offers shares of the same class. In addition, (i) present officers and full-time employees of the Adviser,
(ii) present Directors or Trustees of any AllianceBernstein Mutual Fund and
(iii) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AGIS and their affiliates may on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the NAV next determined and without sales or service charges. Exchanges may be made by telephone or written request. In order to receive a day's NAV, AGIS must receive and confirm a telephone exchange request by 4:00 p.m. Eastern time that day.

      Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the AllianceBernstein Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

      Please read carefully the prospectus of the AllianceBernstein Mutual Fund into which you are exchanging before submitting the request. Call AGIS at 800-221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be modified, restricted or terminated on 60 days' written notice.

      All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the AllianceBernstein Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's Prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the AllianceBernstein Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of AllianceBernstein Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

      Each Fund shareholder and the shareholder's financial intermediary are authorized to make telephone requests for exchanges unless AGIS receives a written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

      Eligible shareholders desiring to make an exchange should telephone AGIS with their account number and other details of the exchange, at 800-221-5672 before 4:00 p.m. Eastern time on a Fund business day as defined above. Telephone requests for an exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI.

      A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another AllianceBernstein Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the following Fund business day prior thereto.

      None of the AllianceBernstein Mutual Funds, the Adviser, the Principal Underwriter or AGIS will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for exchanges.

      The exchange privilege is available only in states where shares of the AllianceBernstein Mutual Fund being acquired may be legally sold. Each AllianceBernstein Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to modify, restrict or terminate the exchange privilege.

Statements and Reports

      Each shareholder of the Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, as well as a confirmation of each purchase and redemption. By contacting his or her financial intermediary or AGIS, a shareholder can arrange for a copy of his or her account statements to be sent to another person.

        ----------------------------------------------------------------

                                 NET ASSET VALUE

        ----------------------------------------------------------------

      The NAV is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's NAV is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

      In accordance with applicable rules under the 1940 Act and the Fund's pricing policies and procedures adopted by the Board of Directors (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain of its duties with respect to the Pricing Policies.

      With respect to securities for which market quotations are readily available, the market value of a security will be determined as follows:

      (a) securities listed on the Exchange or on a foreign securities exchange are valued at the last sale price reflected on the consolidated tape at the close of the Exchange or foreign securities exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors;

      (b) securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in accordance with paragraph (a) above, and securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price;

      (c) securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges, are valued in accordance with paragraph (a) above by reference to the principal exchange on which the securities are traded;

      (d) listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day;

      (e) open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used;

      (f) securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources;

      (g) U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case it is determined, in accordance with procedures established by the Board of Directors, that this method does not represent fair value);

      (h) fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. For securities where the Adviser has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker-dealer in such security;

      (i) mortgage-backed and asset-backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker-dealers in such securities when such prices are believed to reflect the fair market value of such securities. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security;

      (j) OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker-dealer in such security; and

      (k) all other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by the Board of Directors.

      The Fund values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

      The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Fund believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

      Subject to the Board's oversight, the Fund's Board has delegated responsibility for valuing the Fund's assets to Alliance. Alliance has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

      The Fund may suspend the determination of its NAV (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

      For purposes of determining the Fund's NAV per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

      The assets attributable to the Class A shares, Class B shares, Class C shares and Advisor Class shares will be invested together in a single portfolio. The NAV of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

        ----------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

        ----------------------------------------------------------------

      Dividends paid by the Fund, if any, with respect to Class A, Class B, Class C and Advisor Class shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fee applicable to Class B and C shares, and any incremental transfer agency costs relating to Class B and Class C shares, will be borne exclusively by the class to which they relate.

United States Federal Income Taxation of Dividends and Distributions

General

      The Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. To so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currency; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met:
(a) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities with respect to which the Fund's investment is limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies).

      If the Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its investment company taxable income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss) it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

      The Fund will also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to shareholders equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98% of its capital gain net income and foreign currency gains for the twelve-month period ending on October 31 of such year, and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund during such year. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be treated as if paid by the Fund on December 31 of such earlier calendar year, and will be taxable to these shareholders in the year declared, and not in the year in which the shareholders actually receive the dividend.

      The information set forth in the Prospectus and the following discussion relate solely to the significant United States federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies to be taxed as a regulated investment company. An investor should consult his or her own tax advisor with respect to the specific tax consequences of being a shareholder in the Fund, including the effect and applicability of federal, state, local and foreign tax laws to his or her own particular situation and the possible effects of changes therein.

Dividends and Distributions

      The Fund intends to make timely distributions of the Fund's taxable income (including any net capital gain) so that the Fund will not be subject to federal income and excise taxes. Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. The investment objective of the Fund is such that only a small portion, if any, of the Fund's distributions is expected to qualify for the dividends-received deduction for corporate shareholders.

      Some or all of the distributions from the Fund may be treated as "qualified dividend income," taxable to individuals, trusts or estates at a maximum rate of 15% (5% for individuals, trusts or estates in lower tax brackets), provided that both the Fund and the shareholder satisfy certain holding period and other requirements. A distribution from the Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend. In addition, the shareholder must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of the 15% tax rate. To the extent distributions from the Fund are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Fund will not be eligible for the lower rates. The Fund will notify shareholders as to how much of the Fund's distributions, if any, would qualify for the reduced tax rate, assuming that the shareholder also satisfies the holding period requirements.

      Distributions of net capital gain are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the NAV of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.

      After the end of the calendar year, the Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

      Sales and Redemptions. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss if the Fund shares are held as a capital asset, and will be long-term capital gain or loss if the shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

      Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are reacquired within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a reacquisition if made within the period. If a loss is disallowed, then such loss will be reflected in an upward adjustment to the basis of the shares acquired.

      Qualified Plans. A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, section 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

      Backup Withholding. Any distributions and redemption proceeds payable to a shareholder may be subject to "backup withholding" tax (currently at a rate of 28%) if such shareholder fails to provide the Fund with his or her correct taxpayer identification number, fails to make certain required certifications, or is notified by the Internal Revenue Service (the "IRS") that he or she is subject to backup withholding. Certain categories of shareholders, including all corporations, are exempt from such backup withholding. Backup withholding is not an additional tax; rather, a shareholder generally may obtain a refund of any amounts withheld under backup withholding rules that exceed such shareholder's income tax liability by filing a refund claim with the IRS, provided that the required information is furnished to the IRS.

      Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes, including taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required: (i) to include in gross income (in addition to taxable dividends actually received), their respective pro rata shares of foreign taxes paid by the Fund; (ii) treat their pro rata share of such foreign taxes as having been paid by them; and (iii) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income taxes (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund. A shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund on the ex-dividend date and for at least 15 other days during the 30-day period beginning 15 days prior to the ex-dividend date.

      The Fund intends to meet for each fiscal year the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such "pass through" of foreign taxes.

      The federal income tax status of each year's distributions by the Fund will be reported to shareholders and to the IRS. The foregoing is only a general description of the treatment of foreign taxes under the United States federal income tax laws. Because the availability of a foreign tax credit or deduction will depend on the particular circumstances of each shareholder, potential investors are advised to consult their own tax advisers.

United States Federal Income Taxation of the Fund

      The following discussion relates to certain significant United States federal income tax consequences to the Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

      Passive Foreign Investment Companies. If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for federal income tax purposes and the Fund does not elect or is unable to elect to either treat such foreign corporation as a "qualified electing fund" within the meaning of the Code or "mark-to-market" the stock of such foreign corporation, the Fund may be subject to United States federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to a deduction or credit to the Fund or to any shareholder. A foreign corporation will be treated as a PFIC if, for the taxable year involved, either (i) such foreign corporation derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (ii) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." In some cases, the Fund may be able to elect to "mark-to-market" stock in a PFIC. If the Fund makes such an election, the Fund would include in its taxable income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included in the Fund's taxable income for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund elects to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of such foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% and calendar year distribution requirements described above.

      Options, Futures Contracts, and Forward Foreign Currency Contracts. Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts other than forward foreign currency contracts will be considered 60% long-term and 40% short-term capital gain or loss. Gain or loss realized by the Fund on forward foreign currency contracts will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

      Gain or loss realized by the Fund on the lapse or sale of put and call options on foreign currencies which are traded over-the-counter or on certain foreign exchanges will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The amount of such gain or loss shall be determined by subtracting the amount paid, if any, for or with respect to the option (including any amount paid by the Fund upon termination of an option written by the Fund) from the amount received, if any, for or with respect to the option (including any amount received by the Fund upon termination of an option held by the Fund). In general, if the Fund exercises such an option on a foreign currency, or if such an option that the Fund has written is exercised, gain or loss on the option will be recognized in the same manner as if the Fund had sold the option (or paid another person to assume the Fund's obligation to make delivery under the option) on the date on which the option is exercised, for the fair market value of the option. The foregoing rules will also apply to other put and call options which have as their underlying property foreign currency and which are traded over-the-counter or on certain foreign exchanges to the extent gain or loss with respect to such options is attributable to fluctuations in foreign currency exchange rates.

      Tax Straddles. Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of section 1256 contracts.

      Currency Fluctuations -- "Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends the Fund will be allowed to distribute for a taxable year, such section 988 losses may result in all or a portion of prior dividend distributions for such year being recharacterized as a non-taxable return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares. To the extent that such distributions exceed such shareholder's basis, each will be treated as a gain from the sale of shares.

Other Taxes

      The Fund may be subject to other state and local taxes.

Taxation of Foreign Stockholders

      The foregoing discussion relates only to United States federal income tax law as it affects shareholders who are United States citizens or residents or United States corporations. The effects of federal income tax law on shareholders who are non-resident alien individuals or foreign corporations may be substantially different. Foreign investors should therefore consult their counsel for further information as to the United States tax consequences of receipt of income from the Fund.

        ----------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS

        ----------------------------------------------------------------

      Subject to the general oversight of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Fund. The Adviser determines the broker or dealer to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as "best execution"). In connection with seeking best price and execution, the Fund does not consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers and dealers to effect portfolio transactions and has adopted a policy and procedures reasonably designed to preclude such considerations.

      Investment decisions for the Fund are made independently from those for other investment companies and other advisory accounts managed by the Adviser. It may happen, on occasion, that the same security is held in the portfolio of the Fund and one or more of such other companies or accounts. Simultaneous transactions are likely when several funds or accounts are managed by the same Adviser, particularly when a security is suitable for the investment objectives of more than one of such companies or accounts. When two or more companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective companies or accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases this system may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

      Allocations are made by the officers of the Fund or of the Adviser. Purchases and sales of portfolio securities are determined by the Adviser and are placed with broker-dealers by the order department of the Adviser.

      The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund.

      The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with SCB & Co. or Advest Inc. ("Advest"), each an affiliate of the Adviser. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that SCB & Co. or Advest is an affiliate of the Adviser. With respect to orders placed with SCB & Co. or Advest for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

      During the fiscal year ended July 31, 2004, the fiscal period ended July 31, 2003 and the fiscal years ended November 30, 2002 and 2001, the Fund incurred brokerage commissions amounting in the aggregate to $323,753, $215,705, $440,635 and $1,325,977. During the fiscal year ended July 31, 2004, the fiscal period ended July 31, 2003 and the fiscal years ended November 30, 2002 and 2001, brokerage commissions amounting in the aggregate to $1,022, $10,698, $7,079 and $-0- were paid to SCB & Co. During the fiscal year ended July 31, 2004, the brokerage commissions paid to SCB & Co. constituted 0.3% of the Fund's aggregate brokerage commissions. During the fiscal year ended July 31, 2004, of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, 0.28% were effected through SCB & Co. During the fiscal year ended July 31, 2004, transactions in portfolio securities of the Fund aggregated $186,398,880. Brokerage commissions of approximately $311,812 were allocated to persons or firms supplying research services to the Fund or the Adviser.

      Many of the Fund's portfolio transactions in equity securities will occur on foreign stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. On many foreign stock exchanges these commissions are fixed. Securities traded in foreign over-the-counter markets (including most fixed-income securities) are purchased from and sold to dealers acting as principal. Over-the-counter transactions generally do not involve the payment of a stated commission, but the price usually includes an undisclosed commission or markup. The prices of underwritten offerings, however, generally include a stated underwriter's discount. The Adviser expects to effect the bulk of its transactions in securities of companies based in foreign countries through brokers, dealers or underwriters located in such countries. U.S. Government or other U.S. securities constituting permissible investments will be purchased and sold through U.S. brokers, dealers or underwriters.

Disclosure of Portfolio Holdings

      The Fund believes that the ideas of Alliance's investment staff should benefit the Fund and its shareholders, and does not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or using Fund information for stock picking. However, the Fund also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions, and evaluating portfolio management techniques.

      Alliance has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Fund's portfolio securities. The policies and procedures relating to disclosure of the Fund's portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the Fund's operation or useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Fund does not provide or permit others to provide information about the Fund's portfolio holdings on a selective basis.

      The Fund includes portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Alliance posts portfolio holdings information on Alliance's website (www.AllianceBernstein.com). Alliance posts on the website a complete schedule of the Fund's portfolio securities, as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. For each portfolio security, the posted information includes its name, the number of shares held by the Fund, the market value of the Fund's holdings, and the percentage of the Fund's assets represented by the Fund's holdings. In addition to the schedule of portfolio holdings, Alliance may post information about the number of securities the Fund holds, a summary of the Fund's top ten holdings (including name and the percentage of the Fund's assets invested in each holding), and a percentage breakdown of the Fund's investments by country, sector and industry, as applicable approximately 20 days after the end of the month. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

      Alliance may distribute or authorize the distribution of information about the Fund's portfolio holdings that is not publicly available, on the website or otherwise, to Alliance's employees and affiliates that provide services to the Fund. In addition, Alliance may distribute or authorize distribution of information about the Fund's portfolio holdings that is not publicly available, on the website or otherwise, to the Fund's service providers who require access to the information in order to fulfill their contractual duties relating to the Fund, to facilitate the review of the Fund by rating agencies, for the purpose of due diligence regarding a merger or acquisition, or for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders. Alliance does not expect to disclose information about the Fund's portfolio holdings that is not publicly available to the Fund's individual or institutional investors or to intermediaries that distribute the Fund's shares. Information may be disclosed with any frequency and any lag, as appropriate.

      Before any non-public disclosure of information about the Fund's portfolio holdings is permitted, however, Alliance's Mutual Fund Compliance Director must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Under no circumstances may Alliance or its affiliates receive any consideration or compensation for disclosing the information.

      Alliance has established procedures to ensure that the Fund's portfolio holdings information is only disclosed in accordance with these policies. Only Alliance's Mutual Fund Compliance Director (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in Alliance's product management group determines that the disclosure serves a legitimate business purpose of the Fund and is in the best interest of the Fund's shareholders. Alliance's Mutual Fund Compliance Director (or his designee) approves disclosure only after considering the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Fund and its shareholders and the interests of Alliance or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure. Only someone approved by Alliance's Mutual Fund Compliance Director (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. Alliance reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with Alliance's policy and any applicable confidentiality agreement. Alliance's Mutual Fund Compliance Director or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Fund's Board of Directors on a quarterly basis. If the Board determines that disclosure was inappropriate, Alliance will promptly terminate the disclosure arrangement.

      In accordance with these procedures, each of the following third parties have been approved to receive information concerning the Fund's portfolio holdings: (i) the Fund's independent registered public accounting firm, for use in providing audit opinions; (ii) Data Communique International and, from time to time, other financial printers, for the purpose of preparing Fund regulatory filings; (iii) the Fund's custodian in connection with its custody of the Fund's assets; (iv) Institutional Shareholder Services, Inc. for proxy voting services; and (v) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and ethically prohibited from sharing the Fund's portfolio holdings information unless specifically authorized.

        ----------------------------------------------------------------

                               GENERAL INFORMATION

        ----------------------------------------------------------------

Capitalization

      The Fund was organized as corporation in Maryland in 1997 under the name "Alliance International Premier Growth Fund, Inc." The name of the Fund became "AllianceBernstein International Premier Growth Fund, Inc." on March 31, 2003.

      The authorized capital stock of the Fund currently consists of 3,000,000,000 shares of Class A Common Stock, 3,000,000,000 shares of Class B Common Stock, 3,000,000,000 shares of Class C Common Stock and 3,000,000,000 shares of Advisor Class Common Stock, each having a par value of $.001 per share. All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a second portfolio, each share of either portfolio would normally be entitled to one vote for all purposes. Generally, shares of both portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series.

      It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

      A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current NAV of the Fund represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of the Fund, and additional classes of shares within the Fund. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Each class of shares of the Fund has the same rights and is identical in all respects, except that each of Class A, Class B and Class C shares of the Fund bears its own distribution expenses and Class B shares and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares of the Fund votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.

      The outstanding voting shares of the Fund as of March 17, 2005 consisted of 9,662,890.716 shares of common stock. Of this amount 2,195,006.562 shares were Class A, 3,854,076.729 shares were Class B, 1,222,157.295 shares were Class C and 2,391,650.130 shares were Advisor Class. To the knowledge of the Fund, the following persons owned of record or beneficially 5% or more of a class of the outstanding shares of the Fund as of March 15, 2005:

                                                  No of Shares            % of
Name and Address                                    of Class             Class
----------------                                  ------------           -----
Class A
Pershing LLC                                       218,352.425            9.96%
P.O. Box 2052
Jersey City, NJ 07303-2052

Class B
Citigroup Global Markets                           267,195.522            6.91%
Attn: Cindy Tempesta
313 W. 34th St. Fl. 3
New York, NY 10001-2402

Pershing LLC                                       384,852.926            9.98%
P.O. Box 2052
Jersey City, NJ 07303-2052

First Clearing LLC                                 253,488.321            6.57%
Special Custody Acct. for the Exclusive
Benefit of Customer
10750 Wheat First Dr.
Glen Allen, VA 23060-9245

MLPF&S                                             563,454.473           14.61%
For the Sole Benefit of Its Customers
Attn: Fund Admin.
4800 Deer Lake Dr. East, 2nd Fl.
Jacksonville, FL 32246-6484

Class C
Citigroup Global Markets                           140,756.264           11.51%
Attn: Cindy Tempesta
313 W. 34th St. Fl. 3
New York, NY 10001-2402

Pershing LLC                                       111,666.962            9.13%
P.O. Box 2052
Jersey City, NJ 07303-2052

First Clearing LLC                                  65,869.700            5.39%
Special Custody Acct. for the Exclusive
Benefit of Customer
10750 Wheat First Dr.
Glen Allen, VA 23060-9245

MLPF&S                                             241,417.561           19.75%
For the Sole Benefit of Its Customers
Attn: Fund Admin.
4800 Deer Lake Dr. East, 2nd Fl.
Jacksonville, FL 32246-6484

Advisor Class
Strafe & Co. FAO                                   784,383.381           32.80%
Munson Medical Center Operating - Sec. Assets
P.O. Box 160
Westerville, OH 43086-0360

PIMS/Prudential Retirement                       1,088,353.708           45.51%
As Nominee for the TTEE/Cust. Pl. 007
Alliance Capital Management
300 International Pkwy, Suite 270
Heathrow, FL 32746-5028

Trust for Profit Sharing Plan for Employees        364,564.411           15.24%
of Alliance Capital Management, L.P. Plan 8
Attn: Diana Marotta, Fl. 31
1345 Avenue of the Americas
New York, NY 10105

Custodian

      Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, Massachusetts 02109, will act as the Fund's custodian for the assets of the Fund but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, Brown Brothers may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter

      ABIRM, an indirect wholly-owned subsidiary of Alliance located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund. Under the Agreement, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel

      Legal matters in connection with the issuance of the common stock offered hereby are passed upon by Seward & Kissel, LLP New York, New York.

Independent Registered Public Accounting Firm

      PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, has been appointed as the independent registered public accounting firm for the Fund.

Additional Information

      Any shareholder inquiries may be directed to the shareholder's financial intermediary or to AGIS at the address or telephone numbers shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

          ------------------------------------------------------------

                         FINANCIAL STATEMENTS AND REPORT

                OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          ------------------------------------------------------------

      The financial statements of the Fund for the period ended July 31, 2004 and the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated herein by reference to the Fund's annual report. The annual report was filed on Form N-CSR with the Commission on October 12, 2004. It is available without charge upon request by calling AGIS at (800) 227-4618.

          ------------------------------------------------------------

                                   APPENDIX A:

                          CERTAIN INVESTMENT PRACTICES

          ------------------------------------------------------------

      The information in this Appendix concerns investment practices in which the Fund is authorized to engage, but in which the Fund is not required to engage and which may not currently be permitted under applicable laws or regulations or may otherwise be unavailable in certain countries. The Fund's investment policies and restrictions authorize it to engage in these practices to the extent such practices become available and permissible in the future.

Options

      The Fund may write covered put and call options and purchase put and call options on securities of the types in which it is permitted to invest that are traded on U.S. and foreign securities exchanges and over-the-counter, including options on market indices. The Fund will only write "covered" put and call options unless such options are written for cross-hedging purposes. There are no specific limitations on the Fund's writing and purchasing of options.

      The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

      A put option gives the purchaser of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price. A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid high-grade debt securities in a segregated account with its custodian. A put option written by the Fund is "covered" if the Fund maintains cash or high-grade liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

      A call option is for cross-hedging purposes if the Fund does not own the underlying security but seeks to provide a hedge against a decline in value in another security which the Fund owns or has the right to acquire. In such circumstances, the Fund collateralizes its obligation under the option by maintaining in a segregated account with the Fund's custodian cash or liquid securities in an amount not less than the market value of the underlying security, marked to market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

      In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security declined or remained the same or did not increase during the period, by more than the amount of the premium. In purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying security declined by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would be lost by the Fund.

      If a put option written by the Fund were exercised, the Fund would be obligated to purchase the underlying security at the exercise price. If a call option written by the Fund were exercised, the Fund would be obligated to sell the underlying security at the exercise price. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the option holder to the Fund at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value. These risks could be reduced by entering into a closing transaction prior to the option expiration dates if a liquid market is available. The Fund retains the premium received from writing a put or call option whether or not the option is exercised.

      The Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities. Options purchased or written by the Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at a time when the Adviser believes it would be advantageous to do so.

      An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercises of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. There are no specific limitations on the Fund's purchasing and selling of options on securities indices.

      The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

      The writer of a listed option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of a listed option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected in any particular situation.

      Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

      The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

      An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange ("National Exchange") on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on a National Exchange, (v) the facilities of a National Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more National Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that National Exchange (or in that class or series of options) would cease to exist, although outstanding options on that National Exchange that had been issued by the Options Clearing Corporation as a result of trades on that National Exchange would continue to be exercisable in accordance with their terms.

      The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

      The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money, and in-the-money put options may be used by the Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

Futures Contracts

      The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, securities issued by foreign government entities or common stocks. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

      At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

      At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different price or interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

      Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

Stock Index Futures

      The Fund may purchase and sell stock index futures as a hedge against movements in the equity markets. There are several risks in connection with the use of stock index futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures and movements in the price of the securities which are the subject of the hedge. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the stock index futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the index future. If the price of the future moves more than the price of the stock, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the index, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer stock index futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the stock index, or it is otherwise deemed to be appropriate by the Adviser. It is also possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. However, over time the value of a diversified portfolio should tend to move in the same direction as the market indices upon which the futures are based, although there may be deviations arising from differences between the composition of the Fund and the stocks comprising the index.

      Where futures are purchased to hedge against a possible increase in the price of stock before the Fund is able to invest its cash (or cash equivalents) in stocks (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in stock or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index futures and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movement in the stock index due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the investment adviser may still not result in a successful hedging transaction over a short time frame.

      Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Options on Futures Contracts

      The Fund intends to purchase and write options on futures contracts for hedging purposes. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against adverse market conditions.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract or securities comprising an index. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract or securities comprising an index. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

      The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on Foreign Currencies

      The Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

      Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

      The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

      Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

      The Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities and other high-grade liquid debt securities in a segregated account with its custodian.

      The Fund also intends to write call options on foreign currencies for cross-hedging purposes. An option that is cross-hedged is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or other high-grade liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

Additional Risks of Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies

      Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Commission. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to regulation by the Commission. Similarly, options on securities may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

      Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

      The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercise, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

      In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

        ----------------------------------------------------------------

                                   APPENDIX B:


                       ADDITIONAL INFORMATION ABOUT JAPAN

        ----------------------------------------------------------------

      The information in this section is based on material obtained by the Fund from various Japanese governmental and other sources believed to be accurate but has not been independently verified by the Fund or the Adviser. It is not intended to be a complete description of Japan, its economy or the consequences of investing in Japanese securities.

      Japan, located in eastern Asia, consists of four main islands: Hokkaido, Honshu, Kyushu and Shikoku, and many small islands. Its population is approximately 127.6 million.

Government

      The government of Japan is a representative democracy whose principal executive is the Prime Minister. Japan's legislature (known as the Diet) consists of two houses, the House of Representatives (the lower house) and the House of Councillors (the upper house).

Politics

      From 1955 to 1993, Japan's government was controlled by the Liberal Democratic Party (the "LDP"), the major conservative party. Since 1993, Japan's political scene has been very fluid, with six different governments and ten prime ministers. Although the LDP has been unable to gain the majority of either house of the Diet and has therefore had to form coalitions with other parties to maintain its position of governance, it remains by far Japan's largest party and continues to dominate Japanese politics. The current Prime Minister is Junichiro Koizumi, who was elected by the LDP in April 2001 to replace Yoshiro Mori, who had become one of Japan's most unpopular post-war prime ministers. The LDP currently governs in a formal coalition with the New Komeito Party. The coalition currently holds 283 of the 480 seats in the House of Representatives and 138 of the 242 seats in the House of Councillors. The opposition is dominated by the new Minshuto Party (Democratic Party of Japan), which was established in 1998 by various opposition groups and parties. The next election (House of Representatives) is required by law to occur no later than November 2007.

Economy

      Japan altered its calculation of GDP in November 2000 and restated historic data accordingly. As restated, Japan's real GDP grew by 1.8% in 1997, contracted by 1.2% in 1998 and grew by 0.2%, 2.1%, 0.6% and 0.2% in 1999, 2000,
2001 and 2002, respectively. During 2003, Japan's real GDP grew by 2.6%. During the first quarter of 2004, Japan's real GDP is estimated to have grown by 1.4%, quarter-on-quarter.. Japan has experienced several years of consumer price deflation, owing to continuing weaknesses in Japan's economy. Consumer prices fell by 0.3% in 1999, 0.7% in 2000 and 2001, 0.9% in 2002 and 0.3% in 2003.
There has
been evidence in 2004 that deflation is easing. Unemployment reached 5.4% in 2002, its highest level since the end of World War II. In 2003, the unemployment rate was 5.3%. Although high for Japan, unemployment remains low by the standards of many other developed countries.

      Japan's post World War II reliance on heavy industries has shifted to higher technology products assembly and, most recently, to automobile, electrical and electronic production. Japan's success in exporting its products has generated sizable trade surpluses. While the U.S. has historically been Japan's most important single trading partner, accounting for 28.5% of Japan's merchandise exports and 17.1% of its merchandise imports in 2002, other Asian countries have become important export markets as well, accounting for 28.9% of all exports in 2002. In 2003, China supplanted the U.S. as the single most important import trading partner, accounting for 19.7% of Japan's merchandise imports, versus the U.S., which accounted for 15.4% of Japan's imports. On the export side, the United States accounted for 24.6% of Japan's exports, versus China, which accounted for 12.2% of Japan's exports in 2003. All Asian nations as a group, including China, accounted for 32.5% of Japan's exports and 28.1% of its imports in 2003. Since the early 1980's, Japan's relations with its trading partners have been difficult, partly due to the concentration of Japanese exports in products such as automobiles, machine tools and semiconductors and the large trade surpluses resulting therefrom, and an overall trade imbalance caused by cultural and structural impediments to merchandise imports. Japan's overall trade surplus for 1994 was the largest in its history, amounting to almost $145 billion. Exports totaled $386 billion, up 9.3% from 1993, and imports were $242 billion, up 13.6% from 1993. Since then, the trade surplus has risen in most years. During 2001, the surplus decreased 39.8%, with exports decreasing 16.6% and imports decreasing .09%. During 2002, the surplus increased by 33.6%, with exports increasing by 3.1% and imports decreasing by 3.7%. During 2003, the surplus increased by 13.1%, with exports increasing by 13.5% and imports increasing by 13.7%. Japan remains the largest creditor nation and a significant donor of foreign aid.

      Japan's large merchandise trade surpluses with the U.S. have caused numerous incidents of political conflict between the two countries. Japan's surplus with the U.S. reached US$61 billion in 1999, its highest level since 1987. The bilateral trade surplus rose further in 2000 before slipping slightly in 2001. It has remained relatively steady since then. Numerous rounds of bilateral talks occurred in the 1990s. On October 1, 1994, the U.S. and Japan reached an agreement with respect to trade in insurance, glass and medical and telecommunications equipment. In June 1995, the two countries agreed in principal to increase Japanese imports of American automobiles and automotive parts. These and other agreements, however, have not been successful in addressing Japan's trade surplus with the U.S. In October 2001, the U.S. and Japan agreed to replace the 1995 automobile pact, a move that is viewed as a major step toward improving U.S. - Japan auto trade. Other current sources of tension between the two countries are disputes in connection with trade in steel, semiconductors and photographic supplies, deregulation of the Japanese insurance market, a dispute over aviation rights and access to Japanese ports. It is expected that the friction between the United States and Japan with respect to trade issues will continue for the foreseeable future.

      After achieving one of the world's highest economic growth rates between the 1960s and 1980s, by the early 1990s the economy had slowed dramatically when the "bubble economy" collapsed and stock and real estate prices plummeted. The collapse of asset prices in 1990-97 left Japan with cumulative losses of nearly $10 trillion, or roughly the equivalent of two years of national output. The government produced ten fiscal stimulus packages in the 1990s worth more than $1 trillion that contained public works spending and tax cuts. None of these stimulus packages have been successful in stimulating the economy.

      One of the most serious consequences of the fall in asset prices since the early 1990s has been the pressure placed on Japan's financial institutions, many of which lent heavily to real estate developers and construction companies during the 1980s. The fall in land prices, together with the economic slowdown, left Japanese banks saddled with a large amount of bad loans. By the end of the 1997/98 fiscal year, the government estimated that the banking system's bad loans totaled 87.5 trillion Yen (approximately $600 billion), or 11% of outstanding bank loans. On December 17, 1997, in the wake of the collapse in the previous month of one of Japan's 20 largest banks, the government announced a proposal to strengthen the banks by means of an infusion of public funds and other measures. In addition, the imposition of stricter capital requirements and other supervisory reforms scheduled to go into effect in April 1998 were postponed. Subsequent to the December 1997 proposals, the government proposed a series of additional proposals, culminating, after vigorous political debate, in a set of laws that was approved by the Diet in October 1998. The new laws made $508 billion in public funds available to increase the capital of Japan's banks, to guarantee depositors' accounts and to nationalize the weakest banks. On October 23, 1998, the Long-Term Credit Bank of Japan, Ltd., one of Japan's 19 largest banks, became the first Japanese bank to be nationalized pursuant to the new laws. On December 11, 1998, the Nippon Credit Bank, Ltd. became the second Japanese bank to be nationalized pursuant to the new laws. Since then, four additional banks have been nationalized. These laws did not achieve their intended effect and, as a result, the stock of bad debt continued to grow and the financial system remained in a very fragile state.

      Shortly after taking office in April 2001, Prime Minister Koizumi announced the outlines of his reform agenda. In a departure from previous economic packages, his plan made no reference to stimulating growth through government spending. Rather, his plan called for a reduction in public spending and stressed the need to rid Japan's banks of bad loans before real growth could return, setting a timetable of 2-3 years to solve the problem. The plan called for strengthening the Resolution & Collection Corporation, which was established by the government to buy up the bad loans of the banks, and adopting some programs utilized by the U.S. in its resolution of the savings-and-loan crisis in the early 1990s, such as securitizing bad loans.

      As of March 2002, the government estimated the amount of bad debt to be
43.2 trillion Yen. Private estimates ranged from 100 trillion Yen to 250 trillion Yen, or nearly 50% of GDP. Renewing its efforts to address the bad loan problem, the government announced in July 2002 its intention to accelerate the disposal of bad debt, and in a surprise move in September 2002, the government announced that it would buy back the stock of the largest of the country's troubled banks in order to infuse them with sufficient cash to rid themselves of the bad loans.

      The condition of Japan's financial system has begun to improve, with the amount of nonperforming loans markedly decreasing, particularly with respect to the largest banks. The government has estimated that at the end of 2003, the total amount of bad debt was 26.6 trillion Yen. In addition to the measures undertaken by the government, a modest economic recovery in Japan has contributed to improving conditions in the financial system. Despite the signs of


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

improvement, problems still exist. In May 2003, Japan's fifth largest banking group, Resona Holdings, following a stiff audit by its accountants, announced that it was insufficiently capitalized and requested a fresh injection of public funds. Resona's announcement was a surprise, given that only months before the group had been well over the minimum capital threshold. The government responded quickly with emergency loans and promised that all deposits would be protected, thus averting a potential crisis. Nevertheless, the failure of Resona demonstrates the continuing fragility of Japan's financial system. It also may indicate a growing aggressiveness on the part of Japan's bank auditors.

      One of the unique features of Japan's financial system is the US$3 trillion government-run postal savings system. It is currently estimated that one-third of Japan's household deposits are in the postal savings system. There are several reasons for this, including the erosion of confidence in the private-sector banking system, full government deposit insurance and higher interest rates. It has been one of Prime Minister Koizumi's chief goals to privatize the system. To that end, the government recently approved a plan that would achieve that goal over a ten-year period. The plan is subject to approval by the legislature.

      In November 1996, then Prime Minister Hashimoto announced a set of initiatives to deregulate the financial sector by the year 2001. Known as "Tokyo's Big Bang," the reforms include changes in tax laws to favor investors, the lowering of barriers between banking, securities and insurance, abolition of foreign exchange restrictions and other measures designed to revive Tokyo's status in the international capital markets and to stimulate the economy. The Big Bang was formally launched in April 1998. Some of the measures that have already been implemented include a liberalization of foreign exchange restrictions, a repeal of the ban on holding companies, allowing banks to sell mutual funds and to issue bonds, the elimination of restrictions on the range of activities permitted for securities subsidiaries and trust banking subsidiaries and the elimination of fixed brokerage commissions on all stock trades. The remaining reform measures, which include the entry of banks and trust banks into the insurance business through subsidiaries, have not yet been implemented. While in the long term the Big Bang is viewed as a positive step for Japan, in the interim it has placed additional stress on weaker institutions.

      Between 1985 and 1995, the Japanese Yen generally appreciated against the U.S. Dollar. Between 1990 and 1994 the Yen's real effective exchange rate appreciated by approximately 36%. On April 19, 1995, the Japanese Yen reached an all time high of 79.75 against the U.S. Dollar. After its peak of April 19, 1995, the Yen generally decreased in value against the U.S. Dollar until mid-1998, when the Japanese Yen began to appreciate again against the U.S. Dollar, reaching a 43-month high against the U.S. Dollar in September 1999. This precipitated a series of interventions in the currency market by the Bank of Japan that slowed the appreciation of the Japanese Yen against the U.S. Dollar. Although the appreciation continued to slow on balance in 2001, the Japanese Yen began to gain ground against the U.S. Dollar in mid-2001 amid growing concern about the U.S. economy. Prime Minister Koizumi underscored his government's determination to stop the Yen's appreciation, intervening in the currency market several times in the wake of the September 11, 2001 terrorist attacks. In the last three months of 2001, the Japanese Yen depreciated almost 15 Japanese Yen to the U.S. Dollar, closing the year at 131.67 Japanese Yen to the U.S. Dollar. The average Yen-Dollar exchange rates in 1999, 2000, 2001, 2002 and 2003 were 113.73, 107.8, 121.57, 125.22 and 115.97, respectively.

      Japanese Stock Exchanges. Currently, there are eight stock exchanges in Japan. The Tokyo Stock Exchange (the "TSE"), the Osaka Securities Exchange and the Nagoya Stock Exchange are the largest, together accounting for approximately 99.9% of the share trading volume and for about 99.9% of the overall trading value of all shares traded on Japanese stock exchanges during 2003. The other stock exchanges are located in Kyoto, Hiroshima, Fukuoka, Niigata and Sapporo. The chart below presents annual share trading volume (in millions of shares) and annual trading value (in billions of Yen) information with respect to each of the three major Japanese stock exchanges for the years 1993 through 2003. Trading volume and the value of foreign stocks are not included.

         All Exchanges            TOKYO              OSAKA              NAGOYA
        VOLUME    VALUE      VOLUME   VALUE     VOLUME   VALUE    VOLUME  VALUE
        ------    -----      ------   -----     ------   -----    ------  -----

2003    331,731   255,324    316,124  242,371   14,794   12,356     708      535

2002    224,567   209,229    213,173  193,354   10,403   14,727     847    1,065

2001    217,893   225,238    204,037  202,261   12,377   20,778   1,402    2,112

2000    196,087   290,325    174,159  248,662   17,267   34,669   4,575    6,876

1999    175,445   210,236    155,163  185,541   14,972   22,105   4,934    2,371

1998    139,757   124,102    123,198   97,392   12,836   20,532   3,367    5,986

1997    130,657   151,445    107,566  108,500   15,407   27,024   6,098   12,758

1996    126,496   136,170    101,170  101,893   20,783   27,280   4,104    5,391

1995    120,149   115,840     92,034   83,564   21,094   24,719   5,060    5,462

1994    105,937   114,622     84,514   87,356   14,904   19,349   4,720    5,780

1993    101,173   106,123     86,935   86,889   10,440   14,635   2,780    3,459

Source:  The Tokyo Stock Exchange Fact Books (1994-2004)

The Tokyo Stock Exchange

      Overview of the Tokyo Stock Exchange. The TSE is the largest of the Japanese stock exchanges and as such is widely regarded as the principal securities exchange for all of Japan. During 2003 the TSE accounted for 94.9% of the market value and 95.3% of the share trading volume on all Japanese stock exchanges. A foreign stock section on the TSE, consisting of shares of non-Japanese companies, listed 32 (out of 2,206 total companies listed on the TSE) non-Japanese companies at the end of 2003. The market for stock of Japanese issuers on the TSE is divided into a First Section and a Second Section. The First Section is generally for larger, established companies (in existence for five years or more) that meet listing criteria relating to the size and business condition of the issuing company, the liquidity of its securities and other factors pertinent to investor protection. The TSE's Second Section is for smaller companies and newly listed issuers.

      The TSE, which was founded in 1949, has undertaken several new initiatives in recent years. In November 1999, for example, the TSE established MOTHERS (Market for the High-Growth and Emerging Stocks), a new market designed to foster the growth of emerging companies. In addition, on October 17, 2000, the TSE announced plans to form an alliance with the Chicago Mercantile Exchange. On October 1, 2001, the TSE made a similar announcement with respect to the Singapore Stock Exchange. These are the TSE's most concrete global alliances to date. Although the TSE has entered into agreements with other exchanges, including the New York Stock Exchange, they are for the most part limited to information sharing arrangements. Additionally, the TSE is participating in multilateral discussions to explore the possibility of a Global Equity Market. Other participants include the New York Stock Exchange, the Toronto Stock Exchange, the Bolsa Mexicana de Valores and the Hong Kong Exchanges.

      Market Growth of the TSE. The First and Second Sections of the TSE grew in terms of both average daily trading value and aggregate year-end market value from 1982, when they were l28,320 million Yen and 98,090 billion Yen, respectively, through the end of 1989, when they were 1,335,810 million Yen and 611,152 billion Yen, respectively. Following the peak in 1989, both average daily trading value and aggregate year-end market value declined through 1992 when they were 243,362 million Yen and 289,483 billion Yen, respectively. In 1993 and 1994, both average daily trading value and aggregate year-end market value increased and were 353,208 and 353,666 million Yen, respectively, and 324,357 and 358,392 billion Yen, respectively. In 1995, average daily trading value decreased to 335,598 million Yen and aggregate year-end market value increased to 365,716 billion Yen. In 1996, average daily trading value increased to 412,521 million Yen and aggregate year-end market value decreased to 347,578 billion Yen. In 1997, average daily trading value increased to 442,858 million Yen and aggregate year-end market value decreased to 280,930 billion Yen. In 1998, average daily trading value decreased to 394.3 billion Yen and aggregate year-end market value decreased to 275,181 billion Yen. In 1999, the average daily trading value increased to 757.3 billion Yen and aggregate year-end market value in 1999 increased to 456,840 billion Yen. In 2000, the average daily trading value increased to 1,002.7 billion Yen and aggregate year-end market value in 2000 decreased to 360,554 billion Yen. In 2001, the average daily trading value decreased to 822 billion Yen and aggregate year-end market value decreased to 296,789 billion Yen. In 2002, the average daily trading value decreased to 785 billion Yen and aggregate year-end market value decreased to 247,860 billion Yen. In 2003, the average daily trading value increased to 989 billion Yen and aggregate year-end market value increased to 316,483 billion Yen.

      Market Performance of the First Section. As measured by the TOPIX, a capitalization-weighted composite index of all common stocks listed in the First Section, the performance of the First Section reached a peak of 2,884.80 on December 18, 1989. Thereafter, the TOPIX declined approximately 45% through December 29, 1995. On December 30, 1996 the TOPIX closed at 1,470.94, down approximately 7% from the end of 1995. On December 30, 1997, the TOPIX closed at 1,175.03, down approximately 20% from the end of 1996. On December 30, 1998 the TOPIX closed at 1086.99, down approximately 7% from the end of 1997. On

December 31, 1999 the TOPIX closed at 1722.20, up approximately 58% from the end of 1998. On December 29, 2000 the TOPIX closed at 1283.67, down approximately 25% from the end of 1999. On December 28, 2001, the last day of trading in 2001, the TOPIX closed at 1032.14, down approximately 20% from the end of 2000 and down approximately 65% from its all-time high in 1989. On December 31, 2002, the TOPIX closed at 843.29, down approximately 18% from the end of 2001 and down approximately 70% from its all-time high in 1989. On December 31, 2003, the TOPIX closed at 1,043.69, up approximately 23% from the end of 2002 and down approximately 64% from its all-time high in 1989.

Japanese Foreign Exchange Controls

      Under Japan's Foreign Exchange and Foreign Trade Control Law and cabinet orders and ministerial ordinances thereunder (the "Foreign Exchange Controls"), prior notification to the Minister of Finance of Japan (the "Minister of Finance") of the acquisition of shares in a Japanese company from a resident of Japan (including a corporation) by a non-resident of Japan (including a corporation) is required unless the acquisition is made from or through a securities company designated by the Minister of Finance or if the Yen equivalent of the aggregate purchase price of shares is not more than 100 million Yen. Even in these situations, if a foreign investor intends to acquire shares of a Japanese corporation listed on a Japanese stock exchange or traded on a Japanese over-the-counter market (regardless of the person from or through whom the foreign investor acquires such shares) and as a result of the acquisition the foreign investor would directly or indirectly hold 10% or more of the total outstanding shares of that corporation, the foreign investor must file a report within 15 days from the day of such acquisition with the Minister of Finance and any other minister with proper jurisdiction. In instances where the acquisition concerns national security or meets certain other conditions specified in the Foreign Exchange Controls, the foreign investor must file a prior notification with respect to the proposed acquisition with the Minister of Finance and any other minister with proper jurisdiction. The ministers may make a recommendation to modify or prohibit the proposed acquisition if they consider that the acquisition would impair the safety and maintenance of public order in Japan or harmfully influence the smooth operation of the Japanese economy. If the foreign investor does not accept the recommendation, the ministers may issue an order modifying or prohibiting the acquisition. In certain limited and exceptional circumstances, the Foreign Exchange Controls give the Minister of Finance the power to require prior approval for any acquisition of shares in a Japanese company by a non-resident of Japan.

      In general, the acquisition of shares by non-resident shareholders by way of stock splits, as well as the acquisition of shares of a Japanese company listed on a Japanese stock exchange by non-residents upon exercise of warrants or conversion of convertible bonds, are not subject to any of the foregoing notification or reporting requirements. Under the Foreign Exchange Controls, dividends paid on shares, held by non-residents of Japan and the proceeds of any sales of shares within Japan may, in general, be converted into any foreign currency and remitted abroad.

      Certain provisions of the Foreign Exchange Controls were repealed or liberalized beginning in April 1998, pursuant to the revised Foreign Exchange and Foreign Trade Law, which was approved in May 1997 as part of the plan to implement the Big Bang. Under the new law, Japanese citizens are permitted to open bank accounts abroad and companies are now permitted to trade foreign currencies without prior government approval. Additionally, the foreign exchange bank system, which required that all foreign exchange transactions be conducted through specially designated institutions, has been eliminated.

Regulation of the Japanese Equities Markets

      The principal securities law in Japan is the Securities and Exchange Law ("SEL") which provides overall regulation for the issuance of securities in public offerings and private placements and for secondary market trading. The SEL was amended in 1988 in order to liberalize the securities market; to regulate the securities futures, index, and option trade; to add disclosure regulations; and to reinforce the prevention of insider trading. Insider trading provisions are applicable to debt and equity securities listed on a Japanese stock exchange and to unlisted debt and equity securities issued by a Japanese corporation that has securities listed on a Japanese stock exchange or registered with the Securities Dealers Association (the "SDA"). In addition, each of the eight stock exchanges in Japan has its own constitution, regulations governing the sale and purchase of securities and standing rules for exchange contracts for the purchase and sale of securities on the exchange, as well as detailed rules and regulations covering a variety of matters, including rules and standards for listing and delisting of securities.

      The loss compensation incidents involving preferential treatment of certain customers by certain Japanese securities companies, which came to light in 1991, provided the impetus for amendments to the SEL, which took effect in 1992, as well as two reform bills passed by the Diet in 1992. The amended SEL now prohibits securities companies from operating discretionary accounts, compensating losses or providing artificial gains in securities transactions, directly or indirectly, to their customers and making offers or agreements with respect thereto. Despite these amendments, there have been certain incidents involving loss compensation. To ensure that securities are traded at their fair value, the SDA and the TSE promulgated certain rules, effective in 1992, which, among other things, explicitly prohibit any transaction undertaken with the intent to provide loss compensation of illegal gains regardless of whether the transaction otherwise technically complies with the rules. The reform bill passed by the Diet, which took effect in 1992 and 1993, provides for the establishment of a new Japanese securities regulator and for a variety of reforms designed to revitalize the Japanese financial and capital markets by permitting banks and securities companies to compete in each other's field of business, subject to various regulations and restrictions.

      Further reforms in the regulation of the securities markets are anticipated over the next several years as the Big Bang is implemented.

      The SEL was further revised in May 2003 to introduce a securities intermediary service system that helps expand and diversify market channels for securities. These revisions became effective in April 2004 and are part of a comprehensive plan to reform the Japanese securities markets in order to promote broader participation of diversified investors, ensure fairness and transparency, and improve stability and efficiency in the securities markets.

        ----------------------------------------------------------------

                                   APPENDIX C:

                 ADDITIONAL INFORMATION ABOUT THE UNITED KINGDOM

         ---------------------------------------------------------------

      The information in this section is based on material obtained by the Fund from various United Kingdom government and other sources believed to be accurate but has not been independently verified by the Fund or the Adviser. It is not intended to be a complete description of The United Kingdom, its economy or the consequences of investing in United Kingdom securities.

      The United Kingdom of Great Britain and Northern Ireland is located off the continent of Europe in the Atlantic Ocean. Its population is approximately 60 million.

Government

      The United Kingdom is a constitutional monarchy. Queen Elizabeth II has been the head of state since she acceded to the throne in 1952. The monarchy was established in 1066. The monarch's power has eroded over the centuries, but the monarch retains the power to call and dissolve Parliament, to give assent to bills passed by Parliament, to appoint the Prime Minister and to sign treaties or declare war. In practice, most of these acts are performed by government ministers, and supreme legislative authority now resides in the Parliament. Parliament, the bicameral legislature, consists of the House of Commons and the House of Lords. Acts of Parliament passed in 1911 and 1949 limit the powers of the House of Lords to prevent bills passed by the House of Commons from becoming law. The main purpose of the House of Lords is now to revise and amend laws passed by the House of Commons. The future role and composition of the House of Lords is the subject of a December 1999 report of the Royal Commission on the Reform of the House of Lords, whose recommendations are under consideration by a joint committee of the House of Commons and the House of Lords. An initial step in the reform effort was taken in November 1999, when hereditary peers lost their right to sit and vote in the House of Lords. No further steps have been taken in this regard. The national government is headed by the Prime Minister who is appointed by the monarch on the basis of ability to form a government with the support of the House of Commons.

Politics

      Since World War II the national government has been formed by either the Conservative Party or the Labour Party. The Conservative Party under the leadership of Margaret Thatcher achieved a parliamentary majority and formed a new government in May 1979. In June 1983 and again in June 1987, the Conservative Party under her leadership was reelected. The Party pursued policies of reducing state intervention in the economy, reducing taxes, de-regulating business and industry and privatizing state-owned enterprises. It also displayed an antipathy toward the European Union. In November 1990, Mrs. Thatcher faced a challenge for the leadership of the party from Michael Heseltine, one of her former cabinet ministers. The opposition proposed changes in policy, including increased government intervention in the economy and a less confrontational approach toward the European Union. The two wings of the Conservative Party looked for someone who could unite the Party and elected John Major as its leader and, by virtue of the Conservative Party majority, to the post of Prime Minister.

      Mr. Major led the Conservative Party to its fourth successive general election victory in April 1992, after which time, the popularity of both Mr. Major and the Conservative Party declined. In April 1995, the Conservative Party won only 11% of the vote in Scotland local elections, which resulted in Conservative Party control of only 81 council seats out of 1,161. It won only 25% of the vote in local council elections in England and Wales in May 1995. In July 1995, Mr. Major won a vote of confidence with his reelection as leader of the Conservative Party. Despite Mr. Major's strengthened position within the Conservative Party, the Party continued to suffer setbacks. Within two weeks of Mr. Major's victory, the Conservative Party lost its fifth by-election since the general election of 1992. By 1996, his overall majority was reduced to one. In the next general election, on May 1, 1997, the Labour Party gained a substantial majority in the House of Commons as Mr. Major and the Conservative Party were defeated by the Labour Party led by Tony Blair, who subsequently was appointed Prime Minister. The Labour Party and Tony Blair achieved another victory in the next general election, which occurred on June 7, 2001. The Labour Party now holds 406 of the 659 seats in the House of Commons. The 2001 election results marked the first time in British political history that the Labour Party secured re-election; it was also the largest majority ever achieved by a governing party entering its second term. The next general election is required by law to occur no later than June 2006.

Economy

      The United Kingdom's economy vies with France as the world's fourth largest economy, behind the United States, Japan and Germany. Its economy maintained an average annual growth rate of 3.6% in real growth domestic product ("GDP") terms from 1982 through 1988; and from 1989 through 1993, the United Kingdom's real GDP annual growth rate was 1.0%. The economy has continued to experience the moderate growth that began in 1993, after the 1990-1992 recession, the longest period of expansion since records began. In recent years, real GDP has grown by 2.9% (1998), 2.9% (1999), 3.9% (2000) 2.3% (2001), 1.8%
(2002) and 2.2% (2003). In the first quarter of 2004, the United Kingdom's real GDP growth rate was 3.4%, compared to the first quarter of 2003.

      Since the early 1990s, the United Kingdom's economy has had moderate inflation, fluctuating within a narrow range. The inflation rate (as measured by the harmonized index of consumer prices (HICP)) during 2001, 2002 and 2003 was 1.2%, 1.3% and 1.4%, respectively. During July of 2004, the inflation rate was 1.4%, compared to July of 2003.

      The sluggish growth in the United Kingdom's manufacturing sector since the 1990-1992 recession continued the trend toward the decreased importance of manufacturing in the economy. Manufacturing accounted for just 18.1% of GDP in 2002 compared with 36.5% in 1960. As the United Kingdom's manufacturing industry has declined in importance, the service industry, including financial services, has increased in importance. The service industries' share of GDP has increased to almost two-thirds from 45% in 1960.


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

      Employment has been shifting from manufacturing to the service industry, a trend expected to continue for the foreseeable future. Overall, unemployment (as measured by the Labour Force Survey) has continued to fall from a post-recession high of 10.9% in 1994 to an average of 5.0% in 2003. During the first two quarters of 2004, unemployment averaged 4.8%.

      Foreign trade remains an important part of the United Kingdom's economy. In 2003, exports of goods and services represented 25.2% of GDP and imports represented 28.2% of GDP. The United Kingdom has historically been an exporter of manufactured products and an importer of food and raw materials, but there is a growing trend toward manufactured goods forming a larger proportion of imports. The decline of the United Kingdom's manufacturing base has resulted in the emergence of a deficit on trade in manufactures, previously in surplus, since the early 1980s. Currently the United Kingdom is a net importer of foodstuffs and raw materials other than fuels, as well as of clothing and footwear, electrical machinery and motor vehicles, and a net exporter of petroleum and petroleum-related products, chemical products, tobacco, beverages and mechanical machinery. For every year since 1982, the United Kingdom has been a net importer of goods. The relative importance of the United Kingdom's trading partners has also shifted. In 2003, the other members of the European Union ("EU") accounted for 56.0% of all exports and 55.0% of its imports, as compared to 43.3% and 41.3%, respectively, in 1980. In 2003, the United Kingdom's largest trading partners with respect to exports and imports were the United States and Germany, respectively.

      Historically, the United Kingdom's current account consisted of relatively small trade deficits, sometimes outweighed by surpluses on invisibles (services, interest, dividends, profits and transfers). Since 1980, several important changes have taken place with regard to the United Kingdom's trading position. Those include the increased importance to the economy of oil exports from the North Sea, the change from being a net exporter to a net importer of goods and the diminishing surpluses from invisibles. These developments led to a balance of payments deficit, which has continued through 2003 with the exception of 1997, when the balance of payments moved into surplus.

      The general government budget balance for the 1997/1998 fiscal year was well below the permitted level for countries permitted to participate in the Economic and Monetary Union ("EMU") beginning in January 1999. Although the United Kingdom met the EMU's eligibility criteria, the government chose not to participate in the EMU when it was launched in January 1999. Further, the government announced that it would not take any action before a referendum was held after the next general election, which occurred on June 7, 2001. Nonetheless, the government submitted a report to the European Commission detailing the steps the government is taking to prepare the United Kingdom for joining the EMU at a later date in the event it decides to do so. The issue of the United Kingdom's membership in the EMU has become very contentious, however, and the possibility of a referendum before the next general election has become a remote one. Not only is there little prospect of the United Kingdom joining the EMU, Prime Minister Blair unexpectedly announced in April 2004 that any future EU constitution would be subject to ratification by British voters. Previously, Prime Minister Blair had stated that such a referendum would be unnecessary.

      Having fallen in 1999-2000 to its lowest level since the mid-1960s, public expenditure has been on the rise, although not more than to the level of 1997, when the Labor government


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

took office. The increased public expenditure is the result of improvements to public services and a slowdown in tax receipts. The resulting deterioration in the United Kingdom's public finances could jeopardize the government's adherence to two self-imposed rules - that the government should borrow to invest, but not to fund current spending, and that public sector net debt ("PSND") should not be more than 40% of GDP. In 2003, the PSND stood at 39.8% of GDP, which was higher than in 2002, but still within the targeted limit and the lowest level in the G-7 group of industrialized nations. The Euro area average in 2003 was approximately 75% of GDP. It is anticipated that the government will have to either raise taxes or reduce planned expenditures in order to abide by the first rule.

Monetary and Banking System

      The central bank of the United Kingdom is the Bank of England. Its main functions are to advise on the formulation and execution of monetary policy, to supervise banking operations in the United Kingdom, to manage the domestic currency, and, as agent for the Government, the country's foreign exchange reserves. Additionally, shortly after taking office in 1997, Prime Minister Blair vested responsibility for setting interest rates in a new Monetary Policy Committee headed by the Bank of England, as opposed to the Treasury.

      The City of London is one of the world's major financial centers. It has the greatest concentration of banks and the largest insurance market in the world. In 2003, approximately 450 foreign banks had a physical presence in London, more than twice the number in the next-largest international finance centers, Frankfurt and New York City. It is estimated that United Kingdom insurers handle approximately 23% of the general insurance business placed in the international market. Financial and business services currently form approximately 25.4% of the country's GDP.

      The growing importance of trade with the EU has made the Deutsche Mark exchange rate more important to the United Kingdom than the U.S. Dollar exchange rate over the past 20 years. Since mid-1996, the Pound has appreciated strongly against the Deutsche Mark. After remaining in a fairly narrow range against the U.S. Dollar since 1995, the Pound's link to the U.S. Dollar appears to have been broken. In 1996, the average annual exchange rates of the Pound against the U.S. Dollar and the Deutsche Mark were $1.59 and DM2.41, respectively. In 1997, the average exchange rates of the Pound against the U.S. Dollar and the Deutsche Mark were $1.64 and DM2.84, respectively. In 1998, the average exchange rates of the Pound against the U.S. Dollar and the Deutsche Mark were $1.66 and DM2.91, respectively. In 1999, the average exchange rates of the Pound against the U.S. Dollar and the Deutsche Mark were $1.62 and DM2.97, respectively. In 2000, the average exchange rates of the Pound against the U.S. Dollar and the Deutsche Mark were $1.52 and DM3.21, respectively. In 2001, the average exchange rates of the Pound against the U.S. Dollar and the Deutsche Mark were $1.44 and DM3.22 respectively. In 2002, the average exchange rates of the Pound against the U.S. Dollar and the Euro (as discussed below, the Deutsche Mark and certain other European currencies were withdrawn from circulation in early 2002 and replaced by the Euro) were $1.50 and (euro)0.95, respectively. In 2003, the average exchange rates of the Pound against the U.S. Dollar and the Euro were $1.63 and
(euro)1.44, respectively.


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

      On January 1, 1999 eleven member countries of the EU (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain) adopted the Euro as their common currency. On January 1, 2001 Greece became the twelfth country to adopt the Euro as its currency. In the transition period of January 1, 1999 to January 1, 2002, the national currencies of these participating countries (e.g., the Deutsche Mark and the French Franc) were subdivisions of the Euro. On January 1, 2002, Euro banknotes and coins were put into general circulation in the twelve participating countries. By February 28, 2002, each of the old national currencies was withdrawn from circulation and the Euro became the exclusive currency in those countries. The ECU, which was not a true currency in its own right, but rather a unit of account whose value was tied to its underlying constituent currencies, ceased to exist as of January 1, 1999, at which time all ECU obligations were converted into Euro obligations at a 1:1 conversion rate.

The London Stock Exchange

      The London Stock Exchange ("LSE") is both the national stock exchange for the United Kingdom and the world's leading marketplace for the trading of international equities. The LSE provides a secondary market for trading in more than 10,000 securities. It offers markets for domestic securities (securities issued by companies in the United Kingdom or Ireland), foreign equities, United Kingdom gilts (securities issued by the national government), bonds or fixed interest stocks (usually issued by companies or local authorities) and options. As of August 31, 2004, foreign equities constituted approximately 58% and United Kingdom equities constituted approximately 42% of the market value of all LSE listed and quoted equity securities. The LSE was the world's third largest stock exchange in terms of market value, the New York Stock Exchange being the largest and the Tokyo Stock Exchange being the second largest. Although the United Kingdom's decision not to join the EMU when it was launched in 1999 has provoked some migration from London to other European areas, London remains a dominant financial center in Western Europe.

      The LSE comprises different markets. In addition to the market for officially-listed securities, the LSE includes a market created in 1995 for smaller and newer companies known as AIM. As of August 31, 2004, 917 companies with an aggregate market value of 23.6 billion Pounds were traded on AIM. As of August 31, 2004, the market value of the securities traded on AIM was less than 1% of the market value of the securities officially listed on the LSE. Another new market, known as techMARK, was launched by the LSE on November 4, 1999 for innovative technology companies. As of August 31, 2004, 171 companies with an aggregate market value of 269.9 billion Pounds were traded on techMARK.

      The LSE runs markets for trading securities by providing a market structure, regulating the operation of the markets, supervising the conduct of member firms dealing in the markets, publishing company news and providing trade confirmation and settlement services. The domestic market is based on the competing marketmaker system. The bid and offer prices are distributed digitally via the Exchange's automated price information system, SEAQ (Stock Exchange Automated Quotations), which provides widespread dissemination of the securities prices for the United Kingdom equity market. Throughout the trading day, marketmakers display their bid (buying) and offer (selling) prices and the maximum transaction size to which these prices relate. These prices are firm to other LSE member firms, except that the prices for larger transactions are negotiable.

      Marketmakers in the international equity market display their quotes on SEAQ International. The system operates in a manner similar to the domestic SEAQ, but is divided into 40 separate country sectors, of which 15 are developing markets sectors.

      On October 20, 1997 the LSE launched the new Stock Exchange Electronic Trading Service, an initiative that will improve efficiency and lower share trading costs, and is expected to attract more volume and thus increase liquidity.

      On July 7, 1998 the LSE and its German counterpart, the Deutsche Borse, unexpectedly announced their intention to form a strategic alliance under which members of one exchange will be members of the other. While the first phase of the proposed alliance began in January 1999, the LSE and the Deutsche Borse still faced numerous issues, including agreement on common regulations and promulgation by their respective governments of a common tax regime for share trading. In September 2000, just prior to a vote of shareholders and amid growing concerns about regulatory matters and national and cultural differences, opposition from retail traders and a hostile bid by a rival exchange, the planned merger was called off. The LSE suffered another setback in 2001, when it lost out to Euronext (the institution that resulted from the merger of the Paris, Amsterdam and Brussels bourses) to acquire the London International Financial Futures and Options Exchange.. Although the LSE has so far failed to play a role in the consolidation of European stock exchanges, the changed ownership of the LSE since 2000 may lead to greater participation.

      On November 23, 1999 the LSE, together with the Bank of England and CREST (the paperless share settlement system through which trades executed on the LSE's markets can be settled), announced proposals for the United Kingdom's equity and corporate debt markets to move from T+5 to T+3 settlement starting in February 2001.

      Sector Analysis of the LSE. The LSE's domestic and foreign securities include a broad cross-section of companies involved in many different industries. In the first eight months of 2004, the five largest industry sectors by turnover among domestic securities were banks with 16.4%, oil and gas with 8.7%, telecommunications with 8.2%, pharmaceuticals with 7.0% and media/photography with 6.7%.

      Market Growth of the LSE. LSE market value and the trading volume have increased dramatically since the end of 1990. In 2003, 820.3 billion domestic shares and 794.3 billion foreign shares were traded as compared with 155.4 billion and 34.8 billion, respectively in 1990. At the end of 2003, the market value of listed domestic companies and foreign companies increased to 1,876.9 billion Pounds and 1,759.1 billion Pounds, respectively, from 450.5 billion Pounds and 1,124.1 billion Pounds, respectively, at the end of 1990.

      Market Performance of the LSE. The FT-SE 100 is an index that consists of the 100 largest United Kingdom companies. The FT-SE 100 was introduced by the LSE in cooperation with The Financial Times and the Institute and Faculty of Actuaries in 1984. As measured by the FT-SE 100, the performance of the 100 largest companies reached a record high of 6663.8 on

May 4, 1999. On December 31, 1999, the FT-SE 100 closed at 6930.2; on December 29, 2000, the FT-SE 100 closed at 6222.5; on December 31, 2001, the FT-SE 100 closed at 5217.4; on December 31, 2002, the FT-SE 100 closed at 3940.4; and on December 31, 2003, the FT-SE 100 closed at 4476.9.

Regulation of the United Kingdom Financial Services Industry

      The principal securities law in the United Kingdom is the Financial Services Act. The Financial Services Act, which became law in November 1986, established a new regulatory system for the conduct of investment businesses in the United Kingdom. Most of the statutory powers under the Act were transferred to the Securities and Investments Board ("SIB"), a designated agency created for this purpose. The SIB was given wide-ranging enforcement powers and was made accountable to Parliament through the Treasury. A system of self regulating organizations ("SROs"), which regulate their members, was made accountable to the SIB. There are three SROs covering the financial market, including the Securities and Futures Authority which is responsible for overseeing activities on the Exchange. The other SROs are the Investment Management Regulatory Organization and the Personal Investment Authority. In 1988, it became illegal for any firm to conduct business without authorization from the SRO responsible for overseeing its activities. In addition, Recognized Investment Exchanges ("RIEs"), which include the London Stock Exchange of London, the London International Financial Futures and Options Exchange, the London Commodities Exchange, the International Petroleum Exchange of London, the London Metal Exchange and the London Securities and Derivatives Exchange were made accountable to the SIB. Recognition as an RIE exempts the exchange (but not its members) from obtaining authorization for actions taken in its capacity as an RIE. To become an RIE, an exchange must satisfy the SIB that it meets various prerequisites set out in the Act, including having effective arrangements for monitoring and enforcing compliance with its rules. Recognized Professional Bodies ("RPBs") supervise the conduct of lawyers, actuaries, accountants and some insurance brokers. Together the SROs, RIEs and RPBs provide the framework for protection for investors and integrity of the markets.

      On May 20, 1997 the newly installed Labour government announced a proposed major restructuring of the regulation and supervision of the financial services industry in the United Kingdom. The main feature of the restructuring plan was to transfer regulatory authority over banks from the Bank of England to an expanded SIB, which was named the Financial Services Authority (FSA). In addition, the plan called for the merger of the three SROs into the FSA. The transfer of banking supervision from the Bank of England to the FSA was formally implemented on June 1, 1998. The Financial Services and Markets Act, legislation implementing the proposed consolidation of the SROs into the FSA, became fully implemented on December 1, 2001. The Labour government has also taken measures to strengthen corporate governance standards.

      The EU's Investment Services Directive ("ISD") provides the framework for a single market in financial services in Europe. The ISD allows authorized firms to provide investment services in other EU member states on a cross-border basis without the need for separate authorization in the host state. Revisions to the ISD are currently under consideration.


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

      Basic restrictions on insider dealing in securities are contained in the Company Securities Act of 1985. The Financial Services Act provides guidelines for investigations into insider dealing under the Criminal Justice Act of 1993 and penalties for any person who fails to cooperate with such an investigation. In addition, the Financial Services Act introduced new listing and disclosure requirements for companies.

United Kingdom Foreign Exchange and Investment Controls

      The United Kingdom has no exchange or investment controls, and funds and capital may be moved freely in and out of the country. Exchange controls were abolished in 1979. As a member of the EU, the United Kingdom applies the EU's common external tariff.


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

          ------------------------------------------------------------

                                   APPENDIX D:

             STATEMENT OF POLICIES AND PROCEDURES FOR VOTING PROXIES

          ------------------------------------------------------------

Introduction

      As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

      This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to Alliance Capital's growth and value investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

Proxy Policies

      This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

Corporate Governance: Alliance Capital's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer.

Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

Appointment of Auditors: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. While we will recognize that there may be special circumstances that could lead to high non-audit fees in some years, we would normally consider non-audit fees in excess of 70% to be disproportionate. Therefore, we may vote against the appointment of auditors if the fees for non-audit related services exceed 70% of the total audit fees paid by the company or there are other reasons to question the independence of the company's auditors.

Changes in Legal and Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

Corporate Restructurings, Mergers and Acquisitions: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.

Proposals Affecting Shareholder Rights: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

Anti-Takeover Measures: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

Executive Compensation: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages that do not exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control to a shareholder. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.

Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

Proxy Voting Procedures

Proxy Voting Committees

      Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

Conflicts of Interest

      Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes Alliance Capital sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer's proxy. Similarly, Alliance may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of Alliance Capital's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients' best interests.

      Because under certain circumstances, Alliance Capital considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

Proxies of Certain Non-US Issuers

      Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Alliance Capital may determine that the benefit to the client of exercising the vote does not outweigh the cost of voting, which is not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares.

      In addition, voting proxies of issuers in non-U.S. markets may give rise to a number of administrative issues that may prevent Alliance Capital from voting such proxies. For example, Alliance Capital may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require Alliance Capital to provide local agents with power of attorney prior to implementing Alliance Capital's voting instructions. Although it is Alliance Capital's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-U.S. issuers, we vote proxies on a best efforts basis.

Proxy Voting Records

      Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

PROXY CARD

                        Vote by Touch-Tone Phone, by Mail, or via the Internet!!
                        CALL: To vote by phone call toll-free 1-800-690-6903 and
                                               follow the recorded instructions.
                            LOG-ON: Vote on the internet at www.proxyweb.com and
                                                            --------------------
                                                   follow the online directions.
                    MAIL: Return the signed proxy card in the enclosed envelope.

                                 PROXY IN CONNECTION WITH THE SPECIAL MEETING OF
                                            SHAREHOLDERS TO BE HELD MAY 17, 2005

         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND

                AllianceBernstein All-Asia Investment Fund, Inc.

The undersigned hereby appoints Dennis Bowden and Christina Morse, or either of them, as proxies for the undersigned, each with full power of substitution, to attend the Meeting of Shareholders (the "Meeting") of the AllianceBernstein All-Asia Investment Fund, Inc. (the "Fund") to be held at 11:00 a.m., Eastern Time, on May 17, 2005 at the offices of the Fund at 1345 Avenue of the Americas, 41st Floor, New York, New York 10105, and at any postponement or adjournment thereof, to cast on behalf of the undersigned all votes that the undersigned is entitled to cast at the Meeting and otherwise to represent the undersigned at the Meeting with all powers possessed by the undersigned if personally present at the Meeting. The undersigned hereby acknowledges receipt of the Notice of Meeting and accompanying Proxy Statement, revokes any proxy previously given with respect to the Meeting and instructs said proxies to vote said shares as indicated on the reverse side of this proxy card.

IF THIS PROXY CARD IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST AS SPECIFIED. IF THIS PROXY CARD IS PROPERLY EXECUTED BUT NO SPECIFICATION IS MADE FOR ANY ONE OR MORE OF THE PROPOSALS, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST "FOR" PROPOSALS AS TO WHICH NO SPECIFICATION IS MADE, AND IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

      PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED ENVELOPE.

/X/ Please mark votes as in this example.

--------------------------------------------------------------------------------

PROPOSAL (1) Acquisition by AllianceBernstein International Premier Growth Fund, Inc. (which Fund shall be named the "AllianceBernstein International Research Growth Fund, Inc." by the time of the Meeting) of all of the assets and liabilities of the Fund in exchange for shares of AllianceBernstein International Premier Growth Fund, Inc.

      |_|  FOR                 |_|  AGAINST                 |_|  ABSTAIN

PROPOSAL (2) To vote and otherwise represent the undersigned on any other matter that may properly come before the meeting, any postponement or adjournment thereof, including any matter incidental to the conduct of the Meeting, in the discretion of the Proxy holder(s).

      |_|  FOR (Grant)         |_|  AGAINST (Withhold)


     Please check here if you plan to attend the Meeting

      |_|  I WILL ATTEND THE MEETING

Please be sure to sign your name(s) exactly as it appears on this Proxy Card.

                  ______________________________________________________________
                  Signature(s) of Shareholder(s)

                  Date: ______________________________________, 2005

                  ______________________________________________________________
                  Signature(s) of Shareholder(s)

                  Date: ______________________________________, 2005


IMPORTANT: Please sign legibly and exactly as the name appears on this card. Joint owners must EACH sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

***PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE***

PROXY CARD

                        Vote by Touch-Tone Phone, by Mail, or via the Internet!!
                        CALL: To vote by phone call toll-free 1-800-690-6903 and
                                               follow the recorded instructions.
                            LOG-ON: Vote on the internet at www.proxyweb.com and
                                                            --------------------
                                                   follow the online directions.
                    MAIL: Return the signed proxy card in the enclosed envelope.

                                 PROXY IN CONNECTION WITH THE SPECIAL MEETING OF
                                            SHAREHOLDERS TO BE HELD MAY 17, 2005

         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND

                     AllianceBernstein New Europe Fund, Inc.


The undersigned hereby appoints Dennis Bowden and Christina Morse, or either of them, as proxies for the undersigned, each with full power of substitution, to attend the Meeting of Shareholders (the "Meeting") of the AllianceBernstein New Europe Fund, Inc. (the "Fund") to be held at 11:00 a.m., Eastern Time, on May 17, 2005 at the offices of the Fund at 1345 Avenue of the Americas, 41st Floor, New York, New York 10105, and at any postponement or adjournment thereof, to cast on behalf of the undersigned all votes that the undersigned is entitled to cast at the Meeting and otherwise to represent the undersigned at the Meeting with all powers possessed by the undersigned if personally present at the Meeting. The undersigned hereby acknowledges receipt of the Notice of Meeting and accompanying Proxy Statement, revokes any proxy previously given with respect to the Meeting and instructs said proxies to vote said shares as indicated on the reverse side of this proxy card.

IF THIS PROXY CARD IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST AS SPECIFIED. IF THIS PROXY CARD IS PROPERLY EXECUTED BUT NO SPECIFICATION IS MADE FOR ANY ONE OR MORE OF THE PROPOSALS, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST "FOR" PROPOSALS AS TO WHICH NO SPECIFICATION IS MADE, AND IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

      PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED ENVELOPE.

/X/ Please mark votes as in this example.

--------------------------------------------------------------------------------

PROPOSAL (1) Acquisition by AllianceBernstein International Premier Growth Fund, Inc. (which Fund shall be named the "AllianceBernstein International Research Growth Fund, Inc." by the time of the Meeting) of all of the assets and liabilities of the Fund in exchange for shares of AllianceBernstein International Premier Growth Fund, Inc.

      |_|  FOR                 |_|  AGAINST                 |_|  ABSTAIN

PROPOSAL (2) To vote and otherwise represent the undersigned on any other matter that may properly come before the meeting, any postponement or adjournment thereof, including any matter incidental to the conduct of the Meeting, in the discretion of the Proxy holder(s).

      |_|  FOR (Grant)         |_|  AGAINST (Withhold)


     Please check here if you plan to attend the Meeting

      |_|  I WILL ATTEND THE MEETING


Please be sure to sign your name(s) exactly as it appears on this Proxy Card.

                  ______________________________________________________________
                  Signature(s) of Shareholder(s)

                  Date: ______________________________________, 2005

                  ______________________________________________________________
                  Signature(s) of Shareholder(s)

                  Date: ______________________________________, 2005

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Joint owners must EACH sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

***PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE***

            ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND, INC.

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No.16 on Form N-1A under the Investment Company Act of 1940 (File Nos. 333-41375 and 811-08527).

Item 16. Exhibits

(1)(a) Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-41375 and 811-08527) filed with the Securities and Exchange Commission on December 2, 1997.

(1)(b) Articles of Amendment to Articles of Incorporation dated March 19, 2003 and filed March 20, 2003 - Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-41375 and 811-08527) filed with the Securities and Exchange Commission on October 31, 2003.

(2) Amended and Restated By-Laws of the Registrant - Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-41375 and 811-08527) filed with the Securities and Exchange Commission on November 1, 2004.

(3)     Not applicable

(4)(a) Agreement and Plan of Reorganization of AllianceBernstein All-Asia Investment Fund, Inc. - Constitutes Appendix A to Part A hereof.

(4)(b) Agreement and Plan of Reorganization of AllianceBernstein New Europe Fund, Inc. - Constitutes Appendix B to Part A hereof.

(5)     Not applicable.

(6)(a) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-41375 and 811-08527) filed with the Securities and Exchange Commission on October 30, 1998.

(6)(b) Form of Amended and Restated Advisory Agreement - Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-41375 and 811-08527) filed with the Securities and Exchange Commission on November 1, 2004.

(7)(a) Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. (formerly known as Alliance Fund Distributors, Inc.) - Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-41375 and 811-08527) filed with the Securities and Exchange Commission on October 30, 1998.

7(b) Form of Selected Dealer Agreement between AllianceBernstein Investment Research and Management, Inc. (formerly known as Alliance Fund Distributors, Inc.) and selected dealers offering shares of Registrant - Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 11 of Registrant's Registration Statement on Form N-1A (File Nos. 333-41375 and 811-08527) filed with the Securities and Exchange Commission on October 30, 2002.

7(c) Form of Selected Agent Agreement between AllianceBernstein Investment Research and Management, Inc. (formerly known as Alliance Fund Distributors, Inc.) and selected agents making available shares of Registrant - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 11 of Registrant's Registration Statement on Form N-1A (File Nos. 333-41375 and 811-08527) filed with the Securities and Exchange Commission on October 30, 2002.

(8)     Not applicable.

(9) Custodian Contract between the Registrant and Brown Brothers Harriman & Co. - Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-41375 and 811-08527) filed with the Securities and Exchange Commission on October 30, 1998.

(10)(a) 12b-1 Plan - see Exhibit (e)(1) hereto.

10(b) Amended and Restated Rule 18f-3 Plan - Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-41375 and 811-08527) filed with the Securities and Exchange Commission on November 1, 2004.

(11)    Form of Opinion of Counsel - filed herewith.

(12) Form of Opinion of Ropes & Gray LLP as to Tax Matters - to be filed by Post-Effective Amendment.

(13)(a) Transfer Agency Agreement between the Registrant and Alliance Global Investor

        Services, Inc. - Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-41375 and 811-08527) filed with the Securities and Exchange Commission on October 30, 1998.

13(b) Expense Limitation Undertaking by Alliance Capital Management L.P. - Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 4 of Registrant's Registration Statement on Form N-1A (File Nos. 333-41375 and 811-08527) filed with the Securities and Exchange Commission on October 29, 1999.

(14)(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm - filed herewith.

(15)    Not applicable.

(16) Powers of Attorney for Ruth Block, David H. Dievler, John H. Dobkin, Michael J. Downey, William H. Foulk, Jr., and Marc O. Mayer - filed herewith.

(17)    Not applicable.

Item 17. Undertakings

(a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York on the 24th day of March, 2005.

                                                 ALLIANCEBERNSTEIN INTERNATIONAL
                                                 PREMIER GROWTH FUND, INC.

                                                 By: Marc O. Mayer
                                                     -------------
                                                     Marc O.Mayer*
                                                     President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       Signature                    Title                          Date
       ---------                    -----                          ----

Marc O. Mayer
-------------
Marc O. Mayer*               Principal Executive Officer       March 24, 2005

/s/ Mark D. Gersten
-------------------
Mark D. Gersten              Treasurer and Chief Financial
                             Officer                          March 24, 2005

All of the Directors

Ruth Block*
David H. Dievler*
John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
Marc O. Mayer*


                           *By: /s/ Joseph Bertini
                                ----------------------
                                as Attorney-in-Fact
                                   March 24, 2005

                                  EXHIBIT INDEX

(11)    Form of Opinion of Counsel.

(14)(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.